[EATON VANCE LOGO]

SEMIANNUAL REPORT FEBRUARY 28, 2002                                     [PHOTO]

                                   EATON VANCE
                                MUNICIPALS TRUST

                                                                         Alabama

                                                                        Arkansas

[PHOTO]                                                                  Georgia

                                                                        Kentucky

                                                                       Louisiana

                                                                        Maryland

                                                                        Missouri

[PHOTO]                                                           North Carolina

                                                                          Oregon

                                                                  South Carolina

                                                                       Tennessee

                                                                        Virginia

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President

As a major financing mechanism for local and state public initiatives, the municipal bond market is among the most complex areas of the fixed-income investment universe. More than 50,000 state and local entities issue municipal securities, with 1.5 million separate bond issues outstanding. Not surprisingly, given the complexity and diversity of this market, professional trading expertise provides a distinct advantage to mutual fund investors. As part of our continuing series, we thought it might be helpful to discuss some of the trading fundamentals within this dynamic market.

THE MUNICIPAL BOND MARKET:
A $1.5 TRILLION OVER-THE-COUNTER
FINANCIAL MARKETPLACE...

Unlike the stock market, which features exchanges that oversee trading in specific stocks, the $1.5 trillion municipal bond market is traded entirely over-the-counter. The primary market presents opportunities in new issues brought to market by underwriters. Typically, the underwriters will indicate a date on which the bonds will be priced in line with prevailing interest rates. This notice gives institutional investors time to study the issue as to its suitability for their needs, while giving the underwriters a fairly accurate indication of interest from the investment community.

The secondary market features trading in already-outstanding issues. While many bonds are actively traded, others trade infrequently. This naturally places a premium on strong research capabilities, with a clear line of communication between the research and trading areas. Under SEC disclosure rules, bond issuers must list financial information and data in the Official Statement of the primary offering and update that information annually, as well as provide ongoing notice of material events. These regulations were designed to improve the availability of information, increasing market transparency and benefiting all municipal investors. A strong research effort keeps the trading desk up-to-date for any changes in a bond issuer's fundamentals.

BOND PRICES AND YIELDS ARE INFLUENCED BY MANY FUNDAMENTAL AND TECHNICAL
FACTORS...

Bond prices and yields are based on a variety of important criteria, incorporating interest rate levels. Key considerations used to evaluate bond prices include:

     -   Coupon;

     -   Maturity;

     -   Call provisions;

     -   Trading characteristics of similar, bellwether bonds;

     -   Supply and demand for the bond;

     -   Creditworthiness of the issuer;

     -   Frequency of bond issuance by issuer; and

     -   Trading volume of the issue.

By examining these characteristics and comparing a prospective bond with bellwether issues, a trader can fairly ascertain at what level an issue is reasonably priced.

EXPERIENCE, SUPPORT AND MARKET
PRESENCE CAN PROVIDE AN ADVANTAGE...

At Eaton Vance, we have been prominent participants in the municipal market and have developed a broad trading expertise, as well as a wealth of market contacts. For example, Eaton Vance has three traders dedicated solely to the municipal market and backed by a full support staff and a complete range of research capabilities necessary to meet any market challenge.

The tax-exempt market has historically been a primary engine of public works and economic development. We remain confident that the future will present additional opportunities and believe that our trading and research commitments demonstrate our faith in this exciting market.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       April 10, 2002

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

MARKET RECAP

The U.S. economy, which faltered in the first half of 2001, was dealt a further blow by the tragic events of September 11. Weighed down by excess inventories, reduced business investment and demoralized consumers, the economy posted its highest unemployment rate in six years, with job losses especially high in the technology, telecom, manufacturing and retailing sectors. According to the National Bureau of Economic Research - the agency responsible for dating economic cycles - the economy was officially declared in a recession for the first time in a decade. However, the U.S. economy proved remarkably resilient as the year drew to a close, stunning investors and consumers alike with a surprisingly strong showing in the fourth quarter of 2001.

GROSS DOMESTIC PRODUCT REBOUNDED IN THE FOURTH QUARTER OF 2001...

The recession proved to be both shallow and of short duration. While third quarter Gross Domestic Product contracted 1.3% - the first such quarterly decline since 1991 - the Commerce Department's final figures showed that fourth quarter GDP registered a 1.7% rise, suggesting that the recovery was in its early stages.

WITH THE ECONOMY MOUNTING A RECOVERY, THE FEDERAL RESERVE ENDS ITS INTEREST RATE CUTS ...

In an effort to jump-start the economy, the Federal Reserve aggressively lowered short-term interest rates in 2001. The Fed lowered its benchmark Federal Funds rate - a key short-term interest rate barometer - on 11 occasions for a total of 475 basis points (4.75%). The accommodative policy sparked a robust rally in the municipal market in the first half of the year. By late 2001, however, amid increasing evidence that a recovery was near, the Federal Reserve signaled that it had completed its current cycle of rate cuts, and with that indication, the municipal bond market gave back some of its gains. More recently, Fed chairman Greenspan confirmed in his March Congressional testimony that a new economic expansion is already under way. Against that backdrop, the Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - posted a total return of 1.99% for the six months ended February 28, 2002.*

CONDITIONS ARE LIKELY TO REMAIN FAVORABLE FOR THE BOND MARKET IN 2002...

While the economic recovery is in its incipient stages, we feel the outlook for the bond market remains favorable. For several reasons, inflation does not represent a significant threat. First, while previous recessions have featured losses of productivity, technology has kept productivity strong through this business cycle. Second, a decline in energy prices has put more money in consumers' pockets. Third, wage pressures - a traditional harbinger of inflation
- have been suppressed by the high unemployment rate. And finally, excess global capacity, including U.S. capacity, is likely to keep a cap on prices.

Given the modest inflation outlook, real (inflation-adjusted) long-term municipal yields are unusually high, a situation that bodes well for the tax-exempt market. We, therefore, believe that municipal bonds will continue to represent an attractive investment vehicle for tax-conscious investors in 2002.

MUNICIPAL BONDS YIELD 94% OF TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*          5.11%

TAXABLE EQUIVALENT YIELD IN 38.6% TAX BRACKET             8.32%

30-YEAR TREASURY BOND                                     5.42%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

* GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVE OF THE FUNDS' YIELD. STATISTICS AS OF FEBRUARY 28, 2002.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG L.P.



*It is not possible to invest directly in an Index.

EATON VANCE ALABAMA MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager


- Alabama's economy turned in a subpar performance in 2001, as the service sector showed little growth while factory employment suffered a 5% decline. Hopes for 2002 center on a possible revival in manufacturing, especially in the auto sector. The state's jobless rate was 5.5% in February 2002, up slightly from the 4.9% pace of a year ago.

- In a slow state economic climate, the Portfolio emphasized public purpose bonds that are relatively immune to economic fluctuations. Consistent with that approach, the Portfolio's largest sector weighting at February 28 was insured* water and sewer bonds.

- Escrowed bonds once again constituted a significant investment for the Portfolio. Pre-refunded and backed by Treasury bonds, escrowed issues provide above-average coupons, are deemed very high quality and are especially valued by investors in a weak credit environment.

- The Portfolio remained very selective with respect to hospital bonds. Management focused on the more competitive institutions that have good demographic and market positions, favorable cost structures and have forged alliances through mergers or joint efforts with other hospitals.

- Management took advantage of the Portfolio's flexibility to include some opportunities in Puerto Rico bonds. The Portfolio's Puerto Rico holdings included issues for infrastructure financing, electric utilities, highways and transportation.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------
-           Number of Issues:                               48
-           Average Maturity:                               20.7 years
-           Average Rating:                                 AA+
-           Average Call:                                   6.1 years
-           Average Dollar Price:                           $96.22

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 0.97% and 0.59%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.82 on February 28, 2002 from $9.96 on August 31, 2001, and the reinvestment of $0.233 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.80 from $10.96, and the reinvestment of $0.222 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.82 per share for Class A and $10.80 for Class B, the distribution rates were 4.78% and 4.07%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.19% and 6.98%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 3.79% and 3.24%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.50% and 5.55% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              67.4%
AA                                7.5%
A                                11.3%
BBB                              10.5%
BB                                1.6%
NON-RATED                         1.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       6.12%     5.26%
Five Years                                     5.27      4.53
Life of Fund+                                  4.85      5.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       1.12%     0.26%
Five Years                                     4.25      4.19
Life of Fund+                                  4.23      5.56

+ Inception date: Class A: 12/7/93; Class B: 5/1/92


5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INSURED-WATER & SEWER*                          16.7%
ESCROWED/PREREFUNDED                            16.0%
HOSPITAL                                        11.6%
INSURED-EDUCATION*                              11.4%
INSURED-TRANSPORTATION*                         10.0%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 41.67% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE ARKANSAS MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager


- The Arkansas economy saw a pronounced weakness in the manufacturing sector in the second half of 2001, reflecting a similar downturn at the national level. However, residential construction remained fairly strong, a notable area of job growth. The state's jobless rate was 4.9% in February 2002, unchanged from a year ago.

- The hospital sector remained the Portfolio's largest sector weighting at February 28. The Portfolio's investments included an insured* issue for Jonesboro's Saint Bernard Medical Center, which provides cardiac care, cancer treatment, dialysis, neurological services, rehabilitation services, behavioral health, and hospice care.

- In a slow economy, the Portfolio maintained a diversified exposure within the industrial development revenue sector. The Portfolio's investments included bonds for environmental and pollution control projects in the transportation, paper, steel and plastics industries.

- Insured* electric utility bonds constituted prominent holdings in the Portfolio. Insured* North Little Rock Electric System issues provided stable revenues and insured quality, features considered attractive in an uncertain economic outlook.

- Management adjusted the Portfolio's coupon structure to reflect the dramatic decline in interest rates. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               46
-           Average Maturity:                               18.4 years
-           Average Rating:                                 A+
-           Average Call:                                   7.7 years
-           Average Dollar Price:                           $101.60

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.16% and 0.91%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.83 on February 28, 2002 from $9.96 on August 31, 2001, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.56 from $10.69, and the reinvestment of $0.224 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.83 per share for Class A and $10.56 for Class B, the distribution rates were 4.97% and 4.21%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.70% and 7.37%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.41% and 3.88%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.72% and 6.80% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              34.1%
AA                               11.6%
A                                29.7%
BBB                              16.6%
BB                                2.3%
NON-RATED                         5.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002


PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.98%     5.21%
Five Years                                     5.52      4.73
Life of Fund+                                  4.93      5.29

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       0.91%     0.21%
Five Years                                     4.50      4.39
Life of Fund+                                  4.30      5.29

+ Inception date: Class A: 2/9/94; Class B: 10/2/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

HOSPITAL                                16.8%
INDUSTRIAL DEVELOPMENT REVENUE          14.1%
INSURED-ELECTRIC UTILITIES*             10.1%
INSURED-HOSPITAL*                        7.4%
EDUCATION                                6.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.90% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GEORGIA MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager


- Georgia's economy slumped in 2001, due to weakness in the business services, manufacturing and tourism sectors. The computer and telecom areas experienced some layoffs amid slower equipment sales. The state's February 2002 jobless rate was 4.4%, up from 3.7% a year ago.

- The Portfolio's largest sector weighting at February 28 was industrial development revenue bonds (IDRs). While the IDR segment continued to offer above-average yields, management remained selective amid the recession, including defensive issues such as Hershey Foods and Anheuser-Busch among its investments.

- Insured* water and sewer bonds were prominent Portfolio holdings. According to a recent study, the average cost to install water utilities in Atlanta's low density suburbs is at least twice that of providing the same services to the core City, a cost financed, in part, by municipal bonds.

- Management also found some compelling opportunities in Puerto Rico bonds. The Portfolio's Puerto Rico holdings included issues for infrastructure repair, electric utilities, highways and transportation, special tax revenue issues and industrial development bonds.

- Management maintained its efforts to provide good long-term call protection. Given the sharp decline of interest rates during the past year, call protection has become an increasingly important strategic consideration.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               59
-           Average Maturity:                               21.0 years
-           Average Rating:                                 AA
-           Average Call:                                   8.0 years
-           Average Dollar Price:                           $100.00


THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 0.58% and 0.26%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.30 on February 28, 2002 from $9.48 on August 31, 2001, and the reinvestment of $0.231 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.93 from $10.12, and the reinvestment of $0.214 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.30 per share for Class A and $9.93 for Class B, the distribution rates were 5.01% and 4.26%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.68% and 7.38%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.65% and 4.13%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.06% and 7.16% respectively.(4)

PORTFOLIO DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              51.7%
AA                               14.1%
A                                16.3%
BBB                               8.8%
BB                                1.6%
NON-RATED                         7.5%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.64%     4.83%
Five Years                                     5.05      4.30
Ten Years                                      N.A.      5.08
Life of Fund+                                  4.29      4.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       0.64%    -0.17%
Five Years                                     4.03      3.97
Ten Years                                      N.A.      5.08
Life of Fund+                                  3.68      4.89

+ Inception date: Class A: 12/7/93; Class B: 12/23/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INDUSTRIAL DEVELOPMENT REVENUE                           14.6%
INSURED-WATER & SEWER*                                   10.0%
INSURED-SPECIAL TAX REVENUE*                              9.9%
INSURED-TRANSPORTATION*                                   8.9%
ESCROWED/PREREFUNDED                                      7.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE KENTUCKY MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager


- Kentucky suffered from a weak manufacturing sector in 2001, with plant closings and job losses. In recent months, however, signs of recovery have already begun to emerge, as manufacturers reported stronger orders, while retail activity recovered somewhat. The state's February 2002 jobless rate was 5.2%, up from 4.9% a year ago.

- Insured* transportation bonds represented the Portfolio's largest sector weighting at February 28. The Portfolio's investments included bonds for regional airport authority and turnpike issues , as well as some selected Puerto Rico issues.

- In a slow economy, the Portfolio maintained a focus on essential services bonds, including transportation and water and sewer issues. Because the revenues for these issues are based on tolls, fees and water payments, thery are considered less subject to economic fluctuations.

- Lease revenue/certificates of participation were a significant holding. These instruments are used by cities, counties, and special districts to provide lease financing for various municipal projects. The economies of scale of a pooled issue can provide low fixed-rate interest costs, an attractive feature for small borrowers.

- The Portfolio continued to pursue opportunities in what we believe are relatively undervalued sectors of the market. We also continued to improve call protection, seeking to add potential for capital appreciation without sacrificing yield.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               57
-           Average Maturity:                               19.5 years
-           Average Rating:                                 AA
-           Average Call:                                   7.3 years
-           Average Dollar Price:                           $93.81

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2001, the Fund's Class A and Class B shares had total returns of 0.50% and 0.19%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.32 on February 28, 2002 from $9.50 on August 31, 2001, and the reinvestment of $0.224 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.06 from $10.25, and the reinvestment of $0.207 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.32 per share for Class A and $10.06 for Class B, the distribution rates were 4.85% and 4.08%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.40% and 7.07%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 3.93% and 3.36%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.81% and 5.82% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              52.9%
AA                               21.5%
A                                 7.5%
BBB                               6.2%
BB                                1.1%
OTHER                             0.8%
NON-RATED                        10.0%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.05%     4.36%
Five Years                                     4.89      4.16
Ten Years                                      N.A.      5.18
Life of Fund+                                  4.36      5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       0.11%    -0.64%
Five Years                                     3.89      3.82
Ten Years                                      N.A.      5.18
Life of Fund+                                  3.74      5.00

+ Inception date: Class A: 12/7/93; Class B: 12/23/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INSURED-TRANSPORTATION*                                  16.1%
INDUSTRIAL DEVELOPMENT REVENUE                           14.7%
LEASE/CERTIFICATE OF PARTICIPATION                       12.8%
ESCROWED/PREREFUNDED                                      9.9%
INSURED-WATER & SEWER*                                    8.8%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LOUISIANA MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager


- Louisiana's oil sector was hurt by lower energy prices in the second half of 2001, with rig counts falling to their lowest level in two years. The state's hotel and casino sector featured strong construction activity, although low occupancy rates remained a concern. The state's February 2002 jobless rate was 5.9%, up from 5.8% a year ago, and close to national levels.

- Insured* general obligations constituted a major sector weighting at February 28. Given the narrow quality spreads, these issues were an integral part of management's efforts to upgrade credit quality.

- In another quality-driven move, management added Tobacco Settlement Finance Corp. bonds. Backed by the state's share of receipts from the Federal government's Tobacco Settlement case, the bonds represent an A-rated security, a relative rarity in the Louisiana market, and carry an attractive 5.875% coupon.

- Management updated the Portfolio's average coupon structure to reflect the dramatic decline in interest rates. The Portfolio's largest holding at February 28 was a series of New Orleans general obligation bonds. These zero coupon bonds added further upside potential in the event of a sustained market rally.

- Amid lower interest rates, management upgraded the Portfolio's call protection. Faced with the prospect of a faster pace of refundings, call protection remains an important strategic aspect for municipal bond investors.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               46
-           Average Maturity:                               22.5 years
-           Average Rating:                                 AA+
-           Average Call:                                   8.6 years
-           Average Dollar Price:                           $89.59

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.13% and 0.77%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.69 on February 28, 2002 from $9.81 on August 31, 2001, and the reinvestment of $0.228 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.25 from $10.38, and the reinvestment of $0.208 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.69 per share for Class A and $10.25 for Class B, the distribution rates were 4.74% and 4.02%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.21% and 6.96%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.80% and 4.29%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 8.32% and 7.43% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              75.3%
A                                10.5%
BBB                               8.9%
NON-RATED                         5.3%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       6.34%     5.60%
Five Years                                     5.40      4.57
Life of Fund+                                  4.91      5.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       1.26%     0.60%
Five Years                                     4.38      4.23
Life of Fund+                                  4.27      5.24

+ Inception date: Class A: 2/14/94; Class B: 10/2/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INSURED-GENERAL OBLIGATIONS*                             16.6%
HOUSING                                                  13.7%
INSURED-SPECIAL TAX REVENUE*                             10.5%
INSURED-EDUCATION*                                        9.7%
SENIOR LIVING/LIFE CARE                                   9.7%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MARYLAND MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

- Maryland's economy has advanced at an uneven pace in recent months. Employment has fallen in the manufacturing and retail sectors, although demand for temporary workers has increased somewhat. The state's February 2002 jobless rate was 4.5%, up from 3.8% a year ago.

- Escrowed bonds were the Portfolio's largest commitment at February 28. Pre-refunded and backed by Treasury bonds, escrowed issues provide above-average coupons, are deemed very high quality and are especially valued by investors in a weak credit environment.

- Education bonds remained a significant focus of the Portfolio. The Portfolio's investments included issues that financed projects for some of the state's most celebrated universities and secondary schools, including Johns Hopkins University and Bullis School.

- Insured* hospital bonds constituted a major investment. In a very competitive hospital environment, management emphasized well-regarded institutions whose care specialities and professional standing assign them a unique competitive niche.

- Management continued to update the Portfolio's coupon distribution to reflect the sharp decline in interest rates. In addition, management continued to upgrade call protection structure to protect against untimely calls and improve the Portfolio's appreciation potential.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               59
-           Average Maturity:                               23.4 years
-           Average Rating:                                 AA
-           Average Call:                                   7.9 years
-           Average Dollar Price:                           $101.79

The Fund
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.19% and 0.84%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.59 on February 28, 2002 from $9.70 on August 31, 2001, and the reinvestment of $0.223 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.46 from $10.58, and the reinvestment of $0.207 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.59 per share for Class A and $10.46 for Class B, the distribution rates were 4.68% and 3.94%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.00% and 6.74%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.16% and 3.64%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.11% and 6.22% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              53.3%
AA                               18.9%
A                                 8.3%
BBB                              10.1%
CCC                               2.0%
NON-RATED                         7.4%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       6.50%     5.67%
Five Years                                     4.91      4.08
Ten Years                                      N.A.      5.22
Life of Fund+                                  4.50      5.17

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       1.45%     0.67%
Five Years                                     3.90      3.74
Ten Years                                      N.A.      5.22
Life of Fund+                                  3.88      5.17

+ Inception date: Class A: 12/10/93; Class B: 2/3/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

ESCROWED/PREREFUNDED                                     15.7%
INSURED-HOSPITAL*                                         9.7%
HOUSING                                                   7.6%
INSURED-EDUCATION*                                        7.0%
INDUSTRIAL DEVELOPMENT REVENUE                            6.9%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 41.52% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MISSOURI MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager


- Missouri's economy suffered from a stubbornly weak manufacturing sector, plagued by slack demand, cutbacks and plant closings. Meanwhile, the service sector, which has paced job growth in recent years, has experienced slow-to-no growth. The state's February 2002 jobless rate was 4.7%, up slightly from 4.6% a year ago.

- Hospital bonds were again the Portfolio's largest sector weighting. Management focused on institutions that either dominate their urban markets or are sole providers in large rural communities, with minimal competition. These profiles have tended to be less vulnerable to the reimbursement rate pressures that have recently plagued the hospital industry.

- In a weaker economy, industrial development bonds represented a smaller weighting than a year ago. The Portfolio's holdings included issues that financed projects in a broad range of industries, including beverages, personal care products and chemicals.

- Amid low supply, the Portfolio took advantage of rare newly issued bonds. One such addition was a Missouri Development Finance issue for the Nelson Gallery Foundation, which financed an expansion project for Kansas City's acclaimed Nelson-Atkins Museum of Art.

- Call protection remained a priority of the Portfolio. Management sought to eliminate bonds with poor call features in favor of those with more call protection. Maintaining adequate call protection allows bonds to participate more fully in market rallies.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               53
-           Average Maturity:                               18.6 years
-           Average Rating:                                 AA-
-           Average Call:                                   7.1 years
-           Average Dollar Price:                           $96.01

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 0.58% and 0.25%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.93 on February 28, 2002 from $10.13 on August 31, 2001, and the reinvestment of $0.256 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.97 from $11.19, and the reinvestment of $0.247 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.93 per share for Class A and $10.97 for Class B, the distribution rates were 5.21% and 4.48%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.03% and 7.76%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.41% and 3.88%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.64% and 6.72% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              49.4%
AA                               10.7%
A                                14.7%
BBB                              10.3%
BB                                2.0%
OTHER                             1.2%
NON-RATED                        11.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       6.46%     5.67%
Five Years                                     5.62      4.72
Life of Fund+                                  5.05      5.81

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       1.40%     0.67%
Five Years                                     4.58      4.39
Life of Fund+                                  4.43      5.81

+ Inception date: Class A: 12/7/93; Class B: 5/1/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

HOSPITALS                                                14.7%
INSURED-HOSPITAL*                                        10.6%
ESCROWED/PREREFUNDED                                      9.6%
INDUSTRIAL DEVELOPMENT REVENUE                            9.1%
INSURED-SPECIAL TAX REVENUE*                              7.4%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

- The North Carolina economy weakened during the period amid slower service sector growth. Meanwhile, manufacturing activity suffered from weak demand, while textile producers saw slower sales due to a sluggish global economy. The state's February 2002 jobless rate was 6.2%, well above the 4.7% level of a year ago.

- Electric utilities represented the Portfolio's largest sector weighting. A North Carolina Eastern Municipal Power Agency bond was the Portfolio's largest holding. As a AAA-rated, non-callable bond, the issue presented neither credit risk nor call risk, while providing an attractive 6.125% coupon.

- While hospital bonds remained a significant focus of the the Portfolio, the Portfolio slightly reduced its exposure during the period. In a North Carolina market characterized by low new issuance and strong retail activity, the Portfolio was able to obtain favorable prices for its hospital holdings.

- The paper industry has historically played a significant role in the North Carolina economy. The market rally of the past year provided management an opportunity to upgrade some of the Portfolio's paper sector industrial development revenue bonds.

- Call protection remained an important structural consideration. As interest rates have declined, more bonds have reached early redemption dates. Management increased call protection to improve the Portfolio's performance characteristics.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               59
-           Average Maturity:                               18.1 years
-           Average Rating:                                 AA
-           Average Call:                                   7.1 years
-           Average Dollar Price:                           $95.97

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 0.59% and 0.27%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.50 on February 28, 2002 from $9.67 on August 31, 2001, and the reinvestment of $0.224 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.21 from $10.39, and the reinvestment of $0.206 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.50 per share for Class A and $10.21 for Class B, the distribution rates were 4.76% and 4.00%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.40% and 7.06%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.09% and 3.54%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.22% and 6.25% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              48.1%
AA                               24.2%
A                                 9.3%
BBB                              15.2%
BB                                2.0%
NON-RATED                         1.2%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.50%     4.48%
Five Years                                     5.35      4.54
Ten Years                                      N.A.      5.07
Life of Fund+                                  4.54      5.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       0.50%    -0.52%
Five Years                                     4.33      4.21
Ten Years                                      N.A.      5.07
Life of Fund+                                  3.93      5.14

+ Inception date: Class A: 12/7/93; Class B: 10/23/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

ELECTRIC UTILITIES                                       14.9%
HOSPITAL                                                 13.3%
WATER AND SEWER                                          10.0%
ESCROWED/PREREFUNDED                                      9.4%
INSURED-ELECTRIC UTILITIES*                               7.5%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income and state intangibles tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.36% combined federal and state income and state intangibles tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE OREGON MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF THOMAS M. METZOLD]

Thomas M. Metzold
Portfolio Manager

- Oregon's economy slowed dramatically in 2001, with technology sectors being especially hard-hit. Job losses in computer manufacturing were key restraints to growth. Government was among the few areas to register job gains. The February 2002 jobless rate was 8.1%, up from 5.2% a year ago.

- Housing bonds represented the Portfolio's largest sector weighting at February 28, and continued to constitute a large percentage of Oregon's municipal supply. The Portfolio's housing investments provided excellent liquidity, good regional and project diversification and above-average yields.

- The Portfolio maintained a large investment in general obligations. In a slower economy, the Portfolio focused primarily on school district bonds, which have historically tended to generate a relatively stable revenue stream.

- Given the weaker economic climate, the Portfolio pared its exposure to industrial development revenue bonds (IDRs). While the Portfolio's IDR holdings largely featured projects for Oregon's key paper industry, management focused its investments on leading companies that are likely to emerge from the recent economic contraction in a favorable competitive position.

- Management maintained its efforts to extend the Portfolio's diversification. Management also continued to upgrade call protection protect against untimely calls and improve the Portfolio's performance potential in the event of a market rally.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               58
-           Average Maturity:                               19.7 years
-           Average Rating:                                 AA-
-           Average Call:                                   5.5 years
-           Average Dollar Price:                           $95.74

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.30% and 0.95%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.60 on February 28, 2002 from $9.72 on August 31, 2001, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.50 from $10.63, and the reinvestment of $0.228 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.60 per share for Class A and $10.50 for Class B, the distribution rates were 5.08% and 4.30%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 9.09% and 7.70%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.41% and 3.89%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.89% and 6.96% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              31.3%
AA                               41.9%
A                                 9.9%
BBB                               4.8%
BB                                3.5%
NON-RATED                         8.6%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.89%     5.11%
Five Years                                     5.49      4.66
Ten Years                                      N.A.      5.40
Life of Fund+                                  4.62      5.36

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       0.82%     0.11%
Five Years                                     4.48      4.33
Ten Years                                      N.A.      5.40
Life of Fund+                                  4.00      5.36

+ Inception date: Class A: 12/28/93; Class B: 12/24/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

HOUSING                                                  21.1%
GENERAL OBLIGATIONS                                      19.2%
INDUSTRIAL DEVELOPMENT REVENUE                            9.6%
INSURED-ELECTRIC UTILITIES*                               8.2%
INSURED-GENERAL OBLIGATIONS                               6.6%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
President,
Portfolio Manager

- South Carolina has seen uneven economic growth in recent months, as the manufacturing and textile sectors remained under pressure. However, tourism remained fairly strong in the wake of September 11, as more families elected to vacation close to home. The state's February 2002 jobless rate was 5.5%, up from 4.7% a year ago.

- Amid the recession, management was very selective with regard to industrial development revenue bonds (IDRs), the Portfolio's largest weighting at February 28. The Portfolio's IDR investments included leading representatives of the state's key paper and textile sectors.

- In a weak economy, essential services bonds played a central role in the Portfolio's strategy. Insured* electric utilities provided high quality in issuers with a relatively stable revenue source. The Portfolio's investments included major state and regional service providers.

- Insured* water and sewer bonds constituted another defensive sector in a slow economy. South Carolina's increasing popularity as a vacation and retirement venue has created rising infrastructure needs, resulting in more opportunities in water and sewer issues.

- As interest rates declined sharply, management continued to adjust the Portfolio's average coupon. Selected Puerto Rico bonds gave the Portfolio additional flexibility to refresh the coupon structure, as well as to diversify further in general obligations, infrastructure, highway, education and utility bonds.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               53
-           Average Maturity:                               19.9 years
-           Average Rating:                                 AA
-           Average Call:                                   5.5 years
-           Average Dollar Price:                           $98.31

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.24% and 0.88%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.59 on February 28, 2002 from $9.71 on August 31, 2001, and the reinvestment of $0.237 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.17 from $10.30, and the reinvestment of $0.218 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.59 per share for Class A and $10.17 for Class B, the distribution rates were 4.98% and 4.24%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.72% and 7.43%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.18% and 3.65%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.32% and 6.39% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              50.8%
AA                               18.0%
A                                17.2%
BBB                              12.4%
BB                                0.8%
NON-RATED                         0.8%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       7.22%     6.42%
Five Years                                     5.11      4.35
Life of Fund+                                  4.61      4.95

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       2.12%     1.42%
Five Years                                     4.09      4.01
Life of Fund+                                  3.98      4.95

+ Inception date: Class A: 2/14/94; Class B: 10/2/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INDUSTRIAL DEVELOPMENT REVENUE                           18.1%
INSURED-ELECTRIC UTILITIES*                              12.3%
GENERAL OBLIGATIONS                                      12.3%
INSURED-WATER & SEWER*                                    8.9%
INSURED-HOSPITALS*                                        7.3%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.90% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TENNESSEE MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

- The slowing Tennessee economy mirrored the national picture, with a contracting manufacturing sector and low job growth in the service sector. The outlook for 2002 has improved, with expansions on tap at the state's auto plants. The state's February 2002 jobless rate was 5.4%, up from 4.2% a year ago.

- Industrial development revenue bonds (IDRs) remained the Portfolio's largest sector weighting at February 28, although, amid a recession, management was increasingly selective. The Portfolio's IDR holdings included projects for food and consumer staples companies, which are typically recession resistant.

- Insured* electric utility bonds have played a prominent role in the Portfolio. They are attractive to investors in a slow economy because they represent an essential service and are backed by non-discretional expenditures. In addition, private insurance* has historically increased the attractiveness of an investment in a difficult credit environment.

- Escrowed bonds constituted a large commitment for the Portfolio. Pre-refunded and backed by Treasuries, they can represent excellent quality, while continuing to provide attractive income from above-average coupons.

- Amid the dramatic decline in interest rates, management continued to adjust coupon structure and upgrade call characteristics. Coupon structure and call features can have a significant influence on the Portfolio's performance.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               53
-           Average Maturity:                               19.0 years
-           Average Rating:                                 AA+
-           Average Call:                                   7.3 years
-           Average Dollar Price:                           $101.22

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.11% and 0.78%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.79 on February 28, 2002 from $9.92 on August 31, 2001, and the reinvestment of $0.237 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.66 from $10.80, and the reinvestment of $0.222 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.79 per share for Class A and $10.66 for Class B, the distribution rates were 4.88% and 4.13%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.45% and 7.16%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.07% and 3.53%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.05% and 6.12% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              59.8%
AA                               18.8%
A                                11.3%
BBB                               7.4%
NON-RATED                         2.7%

* Private insurance does not decrease the risk of loss of principal associated with this investment.


FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       5.78%     5.01%
Five Years                                     5.67      4.82
Life of Fund+                                  4.91      5.50

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       0.80%     0.01%
Five Years                                     4.64      4.49
Life of Fund+                                  4.29      5.50

+ Inception date: Class A: 12/9/93; Class B: 8/25/92

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INDUSTRIAL DEVELOPMENT REVENUE                           11.6%
ESCROWED/PREREFUNDED                                     10.5%
INSURED-TRANSPORTATION*                                  10.3%
HOUSING                                                   9.2%
INSURED-GENERAL OBLIGATIONS*                              9.1%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE VIRGINIA MUNICIPALS FUND AS OF FEBRUARY 28, 2002

INVESTMENT UPDATE

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

- Virginia's technology sector felt the full impact of the "dot.com" and telecom implosions in 2001. The Commonwealth's broad economic diversity has helped somewhat, however, as government and the construction sector have been a source of new job creation. The February 2002 jobless rate was 4.1%, up from 2.6% year ago.

- In a weak economic climate, the Portfolio focused on upgrading quality, including insured* transportation issues, the Portfolio's largest sector weighting at February 28. The Portfolio's investments included highways and bridges, whose toll revenues are typically less impacted by a slow economy.

- Industrial development revenue bonds (IDRs) remained a major emphasis for the Portfolio. However, management remained very selective with respect to its IDR holdings, focusing on premier paper producers as well as defensive issues such as Anheuser-Busch.

- In the immediate aftermath of September 11, airline bonds were dramatically oversold. The Portfolio found good value in a Puerto Rico issue for American Airlines, providing an attractive yield. In recent months, the credit has recovered significantly.

- With lower interest rates increasing the likelihood of bond calls, management continued its efforts to update call protection. The Portfolio sold some escrowed issues into the strong retail market and reinvested the proceeds in bonds with better call provisions.

PORTFOLIO STATISTICS(6)
--------------------------------------------------------------------------------

-           Number of Issues:                               64
-           Average Maturity:                               21.7 years
-           Average Rating:                                 AA
-           Average Call:                                   10.4 years
-           Average Dollar Price:                           $102.65

THE FUND
--------------------------------------------------------------------------------

- During the six months ended February 28, 2002, the Fund's Class A and Class B shares had total returns of 1.03% and 0.72%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.57 on February 28, 2002 from $9.70 on August 31, 2001, and the reinvestment of $0.226 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.59 from $10.73, and the reinvestment of $0.214 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on February 28, 2002 of $9.57 per share for Class A and $10.59 for Class B, the distribution rates were 4.76% and 4.00%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.23% and 6.91%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at February 28, 2002 were 4.39% and 3.87%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.59% and 6.69% respectively.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA                              59.7%
AA                               17.0%
A                                 6.2%
BBB                               8.1%
BB                                2.2%
NON-RATED                         6.8%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
AS OF FEBRUARY 28, 2002

PERFORMANCE(7)                                CLASS A   CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                       6.30%     5.49%
Five Years                                     5.52      4.68
Ten Years                                      N.A.      5.24
Life of Fund+                                  4.73      5.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                       1.26%     0.49%
Five Years                                     4.50      4.34
Ten Years                                      N.A.      5.24
Life of Fund+                                  4.11      5.55

+ Inception date: Class A: 12/17/93; Class B: 7/26/91

5 LARGEST SECTORS(6)
--------------------------------------------------------------------------------
By net assets

[CHART]

INSURED-TRANSPORTATION*                                  16.2%
INDUSTRIAL DEVELOPMENT REVENUE                           13.2%
INSURED-WATER AND SEWER*                                 11.9%
INSURED-HOSPITAL*                                         7.5%
INSURED-EDUCATION*                                        7.5%

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 42.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Rating Distribution, Portfolio Statistics and 5 Largest Sectors may not be representative of the Portfolio's current or future investments.
    (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
----------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $59,898,543    $39,500,589   $59,168,076    $71,874,364
   Unrealized appreciation        3,190,485      1,919,419     1,683,550      1,676,015
----------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $63,089,028    $41,420,008   $60,851,626    $73,550,379
----------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    53,748    $    72,025   $    53,681    $    69,023
----------------------------------------------------------------------------------------
TOTAL ASSETS                    $63,142,776    $41,492,033   $60,905,307    $73,619,402
----------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    26,312    $     5,303   $    43,690    $   221,123
Dividends payable                   104,072         70,192       111,321        106,357
Payable to affiliate for
   Trustees' fees                        75             75            75          1,869
Payable to affiliate for
   service fees                      20,143         13,307        19,449         24,201
Accrued expenses                     30,074         23,071        29,084         53,040
----------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   180,676    $   111,948   $   203,619    $   406,590
----------------------------------------------------------------------------------------
NET ASSETS                      $62,962,100    $41,380,085   $60,701,688    $73,212,812
----------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------
Paid-in capital                 $61,305,813    $41,073,059   $64,286,253    $72,906,799
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (1,429,600)    (1,620,138)   (5,238,682)    (1,288,058)
Accumulated undistributed
   (distributions in excess
   of) net investment income       (104,598)         7,745       (29,433)       (81,944)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          3,190,485      1,919,419     1,683,550      1,676,015
----------------------------------------------------------------------------------------
TOTAL                           $62,962,100    $41,380,085   $60,701,688    $73,212,812
----------------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------------
NET ASSETS                      $ 6,393,021    $ 5,670,428   $ 8,494,480    $ 4,828,321
SHARES OUTSTANDING                  650,950        576,902       913,386        517,796
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.82    $      9.83   $      9.30    $      9.32
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.31    $     10.32   $      9.76    $      9.78
----------------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------------
NET ASSETS                      $56,569,079    $35,709,657   $52,207,208    $68,384,491
SHARES OUTSTANDING                5,236,502      3,382,219     5,254,881      6,798,399
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.80    $     10.56   $      9.93    $     10.06
----------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $28,410,482     $83,842,048    $53,141,194       $91,018,772
   Unrealized appreciation
      (depreciation)               1,390,884         (90,899)     3,323,507         5,247,532
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $29,801,366     $83,751,149    $56,464,701       $96,266,304
-------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $    76,055     $ 1,720,294    $    78,050       $   205,823
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                     $29,877,421     $85,471,443    $56,542,751       $96,472,127
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $        --     $   179,359    $     6,162       $   101,966
Dividends payable                     41,554         137,093        101,018           152,320
Payable to affiliate for
   Trustees' fees                         24             150            113               150
Payable to affiliate for
   service fees                        9,449          26,886         18,124            30,899
Accrued expenses                      17,246          35,029         23,375            37,752
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                $    68,273     $   378,517    $   148,792       $   323,087
-------------------------------------------------------------------------------------------------
NET ASSETS                       $29,809,148     $85,092,926    $56,393,959       $96,149,040
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Paid-in capital                  $30,913,736     $85,097,703    $53,597,339       $97,556,143
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                          (2,673,182)       (110,516)      (839,754)       (6,606,870)
Accumulated undistributed
   (distributions in excess
   of) net investment income         177,710         196,638        312,867           (47,765)
Net unrealized appreciation
   (depreciation) from
   Portfolio (computed on the
   basis of identified cost)       1,390,884         (90,899)     3,323,507         5,247,532
-------------------------------------------------------------------------------------------------
TOTAL                            $29,809,148     $85,092,926    $56,393,959       $96,149,040
-------------------------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------------------------
NET ASSETS                       $ 5,955,210     $10,642,722    $ 4,800,872       $ 6,992,733
SHARES OUTSTANDING                   614,369       1,109,904        483,373           736,011
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.69     $      9.59    $      9.93       $      9.50
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $     10.17     $     10.07    $     10.43       $      9.97
-------------------------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------------------------
NET ASSETS                       $23,853,938     $74,450,204    $51,593,087       $89,156,307
SHARES OUTSTANDING                 2,327,916       7,117,709      4,702,340         8,732,582
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $     10.25     $     10.46    $     10.97       $     10.21
-------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
-----------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $78,871,166      $39,782,649       $45,061,821    $114,524,418
   Unrealized appreciation        3,412,154        1,860,156         2,207,020       6,045,342
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $82,283,320      $41,642,805       $47,268,841    $120,569,760
-----------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    95,722      $   306,339       $    67,163    $     40,727
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                    $82,379,042      $41,949,144       $47,336,004    $120,610,487
-----------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $   116,535      $   199,086       $    60,042    $     78,676
Dividends payable                   129,563           62,879            70,546         175,852
Payable to affiliate for
   Trustees' fees                       166               75               139             150
Payable to affiliate for
   service fees                      26,343           13,161            15,096          38,513
Accrued expenses                     28,335           23,639            19,192          45,559
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   300,942      $   298,840       $   165,015    $    338,750
-----------------------------------------------------------------------------------------------
NET ASSETS                      $82,078,100      $41,650,304       $47,170,989    $120,271,737
-----------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------
Paid-in capital                 $81,789,588      $43,427,182       $46,035,979    $118,089,248
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (3,226,710)      (3,727,658)       (1,167,255)     (3,803,554)
Accumulated undistributed
   (distributions in excess
   of) net investment income        103,068           90,624            95,245         (59,299)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          3,412,154        1,860,156         2,207,020       6,045,342
-----------------------------------------------------------------------------------------------
TOTAL                           $82,078,100      $41,650,304       $47,170,989    $120,271,737
-----------------------------------------------------------------------------------------------

Class A Shares
-----------------------------------------------------------------------------------------------
NET ASSETS                      $ 6,189,249      $ 5,742,386       $ 5,034,389    $  8,180,509
SHARES OUTSTANDING                  644,946          598,764           514,430         854,691
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.60      $      9.59       $      9.79    $       9.57
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.08      $     10.07       $     10.28    $      10.05
-----------------------------------------------------------------------------------------------

Class B Shares
-----------------------------------------------------------------------------------------------
NET ASSETS                      $75,888,851      $35,907,918       $42,136,600    $112,091,228
SHARES OUTSTANDING                7,228,724        3,530,532         3,954,017      10,584,629
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.50      $     10.17       $     10.66    $      10.59
-----------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                          ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
--------------------------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $1,772,115    $1,211,090    $ 1,824,774    $ 2,185,836
Expenses allocated from Portfolio            (137,654)      (82,354)      (139,900)      (162,945)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $1,634,461    $1,128,736    $ 1,684,874    $ 2,022,891
--------------------------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $    1,075    $       21    $     1,068    $     1,810
Distribution and service fees
   Class A                                      6,171         5,401          8,249          7,204
   Class B                                    266,283       171,034        249,217        327,942
Legal and accounting services                  16,984        15,156         16,866         13,155
Printing and postage                            2,999           992            294          5,925
Custodian fee                                   5,609         3,553          4,512         10,289
Transfer and dividend disbursing agent
   fees                                        24,818        17,899         26,319         33,162
Registration fees                                 409           506            569            271
Miscellaneous                                   1,508         1,030          3,595          2,944
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $  325,856    $  215,592    $   310,689    $   402,702
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $1,308,605    $  913,144    $ 1,374,185    $ 1,620,189
--------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $   19,469    $  317,913    $   483,103    $   249,671
   Financial futures contracts                (26,698)           --        (30,874)       (11,958)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $   (7,229)   $  317,913    $   452,229    $   237,713
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)     $ (904,510)   $ (881,485)   $(1,704,952)   $(1,725,087)
   Financial futures contracts                (13,664)           --         20,440        (24,848)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $ (918,174)   $ (881,485)   $(1,684,512)   $(1,749,935)
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $ (925,403)   $ (563,572)   $(1,232,283)   $(1,512,222)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $  383,202    $  349,572    $   141,902    $   107,967
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                          LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio           $ 845,180      $ 2,303,169    $ 1,707,379       $ 2,783,691
Expenses allocated from Portfolio             (56,369)        (187,602)      (118,122)         (232,562)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO        $ 788,811      $ 2,115,567    $ 1,589,257       $ 2,551,129
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                  $      67      $     1,123    $       253       $     1,123
Distribution and service fees
   Class A                                      5,794            7,616          4,585             7,184
   Class B                                    110,399          351,368        246,223           423,401
Legal and accounting services                  13,611           16,762         14,315            16,471
Printing and postage                            1,734            4,094          2,429             5,235
Custodian fee                                   3,115            5,784          4,702             6,245
Transfer and dividend disbursing agent
   fees                                        13,834           34,663         28,764            41,882
Registration fees                               1,240            4,365            637                74
Miscellaneous                                     885            1,704            858             1,676
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                              $ 150,679      $   427,479    $   302,766       $   503,291
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                       $ 638,132      $ 1,688,088    $ 1,286,491       $ 2,047,838
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $  (7,217)     $   280,806    $    59,088       $ 1,064,082
   Financial futures contracts                 10,980           49,761        (28,681)           (2,031)
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                           $   3,763      $   330,567    $    30,407       $ 1,062,051
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)      $(402,546)     $(1,226,718)   $(1,183,299)      $(2,918,979)
   Financial futures contracts                 (3,610)         (70,231)        18,783            19,711
   Interest rate swap contracts                    --               --             --           (24,070)
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                           $(406,156)     $(1,296,949)   $(1,164,516)      $(2,923,338)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS            $(402,393)     $  (966,382)   $(1,134,109)      $(1,861,287)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 235,739      $   721,706    $   152,382       $   186,551
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                          OREGON FUND   SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 2,434,333       $1,178,726         $1,318,473     $ 3,433,628
Expenses allocated from Portfolio            (185,776)         (75,713)           (87,544)       (279,939)
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,248,557       $1,103,013         $1,230,929     $ 3,153,689
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $       307       $      148         $      153     $     2,152
Distribution and service fees
   Class A                                      5,722            4,987              4,747           7,256
   Class B                                    360,312          165,757            197,272         527,232
Legal and accounting services                  13,036           15,034             12,250          16,715
Printing and postage                            3,145            1,250              1,832           8,782
Custodian fee                                   6,023            3,140              2,828             791
Transfer and dividend disbursing agent
   fees                                        36,451           16,763             20,267          44,230
Registration fees                               5,918              484              1,620           3,164
Miscellaneous                                   1,531              446                593           1,870
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   432,445       $  208,009         $  241,562     $   612,192
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 1,816,112       $  895,004         $  989,367     $ 2,541,497
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   350,488       $    7,643         $  221,564     $ 1,525,777
   Financial futures contracts                     --            4,551            (21,813)         (4,124)
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                         $   350,488       $   12,194         $  199,751     $ 1,521,653
----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,428,684)      $ (554,245)        $ (855,995)    $(3,206,749)
   Financial futures contracts                     --            4,092             14,603          20,683
   Interest rate swap contracts                    --               --                 --         (36,105)
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,428,684)      $ (550,153)        $ (841,392)    $(3,222,171)
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,078,196)      $ (537,959)        $ (641,641)    $(1,700,518)
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   737,916       $  357,045         $  347,726     $   840,979
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

  INCREASE (DECREASE) IN NET ASSETS  ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
  -------------------------------------------------------------------------------------------
  From operations --
     Net investment income           $ 1,308,605    $   913,144   $ 1,374,185    $ 1,620,189
     Net realized gain (loss)             (7,229)       317,913       452,229        237,713
     Net change in unrealized
        appreciation (depreciation)     (918,174)      (881,485)   (1,684,512)    (1,749,935)
  -------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                      $   383,202    $   349,572   $   141,902    $   107,967
  -------------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                      $  (147,858)   $  (134,234)  $  (207,415)   $  (175,776)
        Class B                       (1,145,190)      (760,400)   (1,121,421)    (1,408,428)
  -------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $(1,293,048)   $  (894,634)  $(1,328,836)   $(1,584,204)
  -------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $   818,101    $   603,079   $   332,977    $   183,893
        Class B                        2,170,414      1,029,610     1,428,305      1,448,713
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                           63,889         28,554        25,296        128,708
        Class B                          492,693        423,180       462,081        628,541
     Cost of shares redeemed
        Class A                         (658,656)       (56,430)     (147,112)    (2,973,150)
        Class B                       (3,052,570)    (2,323,790)   (3,704,784)    (4,372,879)
  -------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS         $  (166,129)   $  (295,797)  $(1,603,237)   $(4,956,174)
  -------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS         $(1,075,975)   $  (840,859)  $(2,790,171)   $(6,432,411)
  -------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------
  At beginning of period             $64,038,075    $42,220,944   $63,491,859    $79,645,223
  -------------------------------------------------------------------------------------------
  AT END OF PERIOD                   $62,962,100    $41,380,085   $60,701,688    $73,212,812
  -------------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  -------------------------------------------------------------------------------------------
  AT END OF PERIOD                   $  (104,598)   $     7,745   $   (29,433)   $   (81,944)
  -------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
  ----------------------------------------------------------------------------------------------------
  From operations --
     Net investment income            $   638,132     $ 1,688,088    $ 1,286,491      $  2,047,838
     Net realized gain                      3,763         330,567         30,407         1,062,051
     Net change in unrealized
        appreciation (depreciation)      (406,156)     (1,296,949)    (1,164,516)       (2,923,338)
  ----------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                       $   235,739     $   721,706    $   152,382      $    186,551
  ----------------------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                       $  (137,519)    $  (177,796)   $  (118,853)     $   (170,605)
        Class B                          (468,717)     (1,457,869)    (1,155,134)       (1,782,085)
  ----------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                     $  (606,236)    $(1,635,665)   $(1,273,987)     $ (1,952,690)
  ----------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                       $   582,312     $ 4,419,070    $   698,948      $    572,533
        Class B                         1,463,979       3,108,173      2,273,661         2,000,394
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                            88,151          54,228         47,217            58,476
        Class B                           141,339         674,306        588,947           820,578
     Cost of shares redeemed
        Class A                          (198,550)       (108,847)      (234,648)       (1,418,035)
        Class B                        (1,036,312)     (4,261,694)    (3,263,874)       (4,782,512)
  ----------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM FUND SHARE
     TRANSACTIONS                     $ 1,040,919     $ 3,885,236    $   110,251      $ (2,748,566)
  ----------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                           $   670,422     $ 2,971,277    $(1,011,354)     $ (4,514,705)
  ----------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------
  At beginning of period              $29,138,726     $82,121,649    $57,405,313      $100,663,745
  ----------------------------------------------------------------------------------------------------
  AT END OF PERIOD                    $29,809,148     $85,092,926    $56,393,959      $ 96,149,040
  ----------------------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  ----------------------------------------------------------------------------------------------------
  AT END OF PERIOD                    $   177,710     $   196,638    $   312,867      $    (47,765)
  ----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

  INCREASE (DECREASE) IN NET ASSETS  OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
  --------------------------------------------------------------------------------------------------
  From operations --
     Net investment income           $ 1,816,112      $   895,004       $   989,367    $  2,541,497
     Net realized gain                   350,488           12,194           199,751       1,521,653
     Net change in unrealized
        appreciation (depreciation)   (1,428,684)        (550,153)         (841,392)     (3,222,171)
  --------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                      $   737,916      $   357,045       $   347,726    $    840,979
  --------------------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                      $  (145,550)     $  (124,164)      $  (116,109)   $   (173,096)
        Class B                       (1,638,412)        (741,635)         (859,393)     (2,229,915)
  --------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $(1,783,962)     $  (865,799)      $  (975,502)   $ (2,403,011)
  --------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $ 1,566,530      $ 1,510,589       $   619,816    $  1,285,608
        Class B                        2,458,791        2,186,424         1,981,189       4,740,805
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                           58,380           71,778            61,437          74,236
        Class B                          868,947          283,304           395,407       1,069,593
     Cost of shares redeemed
        Class A                         (725,991)         (23,910)         (239,415)       (260,062)
        Class B                       (4,927,738)      (1,483,816)       (2,223,274)     (6,606,924)
  --------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM FUND SHARE
     TRANSACTIONS                    $  (701,081)     $ 2,544,369       $   595,160    $    303,256
  --------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                          $(1,747,127)     $ 2,035,615       $   (32,616)   $ (1,258,776)
  --------------------------------------------------------------------------------------------------

  Net Assets
  --------------------------------------------------------------------------------------------------
  At beginning of period             $83,825,227      $39,614,689       $47,203,605    $121,530,513
  --------------------------------------------------------------------------------------------------
  AT END OF PERIOD                   $82,078,100      $41,650,304       $47,170,989    $120,271,737
  --------------------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  --------------------------------------------------------------------------------------------------
  AT END OF PERIOD                   $   103,068      $    90,624       $    95,245    $    (59,299)
  --------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

  INCREASE (DECREASE) IN NET ASSETS  ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
  -------------------------------------------------------------------------------------------
  From operations --
     Net investment income           $ 2,751,678    $ 1,856,278   $ 2,807,443   $  3,298,800
     Net realized gain (loss)            289,092         (7,331)      (31,214)       528,828
     Net change in unrealized
        appreciation (depreciation)    3,376,825      1,890,453     3,152,295      2,698,558
  -------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                      $ 6,417,595    $ 3,739,400   $ 5,928,524   $  6,526,186
  -------------------------------------------------------------------------------------------
  Distributions to shareholders* --
     From net investment income
        Class A                      $  (280,096)   $  (253,311)  $  (419,853)  $   (362,051)
        Class B                       (2,478,309)    (1,571,458)   (2,409,438)    (3,224,068)
  -------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $(2,758,405)   $(1,824,769)  $(2,829,291)  $ (3,586,119)
  -------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $   911,932    $ 1,055,557   $   948,939   $  2,061,659
        Class B                        4,226,773      1,861,916     5,033,372      3,927,739
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                          125,632         41,786        52,702        291,045
        Class B                        1,041,186        831,286       971,478      1,414,267
     Cost of shares redeemed
        Class A                       (1,292,460)      (909,597)     (582,532)      (844,837)
        Class B                      (10,735,712)    (4,671,328)   (8,890,368)   (11,592,134)
  -------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS         $(5,722,649)   $(1,790,380)  $(2,466,409)  $ (4,742,261)
  -------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                          $(2,063,459)   $   124,251   $   632,824   $ (1,802,194)
  -------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------
  At beginning of year               $66,101,534    $42,096,693   $62,859,035   $ 81,447,417
  -------------------------------------------------------------------------------------------
  AT END OF YEAR                     $64,038,075    $42,220,944   $63,491,859   $ 79,645,223
  -------------------------------------------------------------------------------------------

  Accumulated distributions
  in excess of net investment
  income included in net assets
  -------------------------------------------------------------------------------------------
  AT END OF YEAR                     $  (126,823)   $   (38,002)  $  (137,806)  $   (137,985)
  -------------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
  ----------------------------------------------------------------------------------------------------
  From operations --
     Net investment income            $ 1,195,922    $  3,474,083    $ 2,634,687      $  4,422,566
     Net realized gain (loss)            (162,157)       (392,872)      (249,932)        1,120,727
     Net change in unrealized
        appreciation (depreciation)     1,874,087       4,722,053      3,519,539         3,116,946
  ----------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                       $ 2,907,852    $  7,803,264    $ 5,904,294      $  8,660,239
  ----------------------------------------------------------------------------------------------------
  Distributions to shareholders* --
     From net investment income
        Class A                       $  (245,499)   $   (196,268)   $  (214,566)     $   (431,462)
        Class B                          (964,597)     (3,005,579)    (2,344,290)       (4,020,500)
  ----------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                     $(1,210,096)   $ (3,201,847)   $(2,558,856)     $ (4,451,962)
  ----------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                       $ 1,083,677    $  3,178,397    $   657,084      $  1,662,805
        Class B                         2,193,393       4,705,565      1,793,569         4,553,456
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                           155,237         106,305         97,707           138,225
        Class B                           294,490       1,362,126      1,143,262         1,801,103
     Cost of shares redeemed
        Class A                          (560,673)       (409,621)      (763,696)       (6,908,018)
        Class B                        (4,069,499)    (12,894,235)    (7,531,322)      (14,731,924)
  ----------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS          $  (903,375)   $ (3,951,463)   $(4,603,396)     $(13,484,353)
  ----------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                           $   794,381    $    649,954    $(1,257,958)     $ (9,276,076)
  ----------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------
  At beginning of year                $28,344,345    $ 81,471,695    $58,663,271      $109,939,821
  ----------------------------------------------------------------------------------------------------
  AT END OF YEAR                      $29,138,726    $ 82,121,649    $57,405,313      $100,663,745
  ----------------------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  ----------------------------------------------------------------------------------------------------
  AT END OF YEAR                      $   (49,539)   $    132,234    $   284,230      $   (195,856)
  ----------------------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

  INCREASE (DECREASE) IN NET ASSETS  OREGON FUND   SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
  ---------------------------------------------------------------------------------------------------
  From operations --
     Net investment income           $  3,638,858      $ 1,642,408       $ 1,977,687    $  4,943,151
     Net realized gain (loss)            (294,985)        (228,422)          221,699      (1,340,966)
     Net change in unrealized
        appreciation (depreciation)     3,277,276        2,245,483         1,811,652       7,495,392
  ---------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                      $  6,621,149      $ 3,659,469       $ 4,011,038    $ 11,097,577
  ---------------------------------------------------------------------------------------------------
  Distributions to shareholders* --
     From net investment income
        Class A                      $   (221,486)     $  (134,272)      $  (191,135)   $   (244,751)
        Class B                        (3,412,688)      (1,517,347)       (1,726,302)     (4,866,148)
  ---------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $ (3,634,174)     $(1,651,619)      $(1,917,437)   $ (5,110,899)
  ---------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $  1,892,384      $ 2,811,669       $ 1,430,214    $  3,375,004
        Class B                         4,380,497        4,084,265         3,937,923       8,544,884
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                            75,361           66,310           108,776         138,036
        Class B                         1,771,459          585,588           771,938       2,257,847
     Cost of shares redeemed
        Class A                          (236,138)        (357,763)         (630,629)       (277,803)
        Class B                       (10,260,911)      (4,588,488)       (5,437,520)    (13,788,735)
  ---------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM FUND SHARE
     TRANSACTIONS                    $ (2,377,348)     $ 2,601,581       $   180,702    $    249,233
  ---------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS         $    609,627      $ 4,609,431       $ 2,274,303    $  6,235,911
  ---------------------------------------------------------------------------------------------------

  Net Assets
  ---------------------------------------------------------------------------------------------------
  At beginning of year               $ 83,215,600      $35,005,258       $44,929,302    $115,294,602
  ---------------------------------------------------------------------------------------------------
  AT END OF YEAR                     $ 83,825,227      $39,614,689       $47,203,605    $121,530,513
  ---------------------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  ---------------------------------------------------------------------------------------------------
  AT END OF YEAR                     $    (19,567)     $     7,426       $    79,938    $   (221,273)
  ---------------------------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           ALABAMA FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.960           $ 9.410        $ 9.430        $10.040      $ 9.860
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.237           $ 0.479        $ 0.481        $ 0.481      $ 0.493
Net realized and unrealized
   gain (loss)                          (0.144)            0.548         (0.015)        (0.599)       0.181
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.093           $ 1.027        $ 0.466        $(0.118)     $ 0.674
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.233)          $(0.477)       $(0.486)       $(0.492)     $(0.494)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.233)          $(0.477)       $(0.486)       $(0.492)     $(0.494)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.820           $ 9.960        $ 9.410        $ 9.430      $10.040
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.97%            11.22%          5.22%         (1.29)%       6.98%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 6,393           $ 6,256        $ 6,198        $ 6,198      $ 5,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.81%(5)          0.83%          0.81%          0.77%        0.78%
   Expenses after custodian
      fee reduction(4)                    0.81%(5)          0.81%          0.80%          0.76%        0.76%
   Net investment income                  4.88%(5)          4.95%          5.26%          4.87%        4.93%
Portfolio Turnover of the
   Portfolio                                 3%               14%             8%            23%          23%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 ALABAMA FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(2)        1998        1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.960           $10.350        $10.370        $11.040      $10.850     $10.460
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.221           $ 0.444        $ 0.449        $ 0.447      $ 0.455     $ 0.469
Net realized and unrealized
   gain (loss)                          (0.163)            0.611         (0.017)        (0.657)       0.200       0.386
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.058           $ 1.055        $ 0.432        $(0.210)     $ 0.655     $ 0.855
------------------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.218)          $(0.445)       $(0.452)       $(0.460)     $(0.465)    $(0.465)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.218)          $(0.445)       $(0.452)       $(0.460)     $(0.465)    $(0.465)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.800           $10.960        $10.350        $10.370      $11.040     $10.850
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.59%            10.45%          4.38%         (2.02)%       6.17%       8.33%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $56,569           $57,782        $59,904        $75,475      $89,321     $96,154
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.56%(5)          1.58%          1.62%          1.54%        1.57%       1.60%
   Expenses after custodian
      fee reduction(4)                    1.56%(5)          1.56%          1.61%          1.53%        1.55%       1.59%
   Net investment income                  4.13%(5)          4.20%          4.48%          4.11%        4.15%       4.39%
Portfolio Turnover of the
   Portfolio                                 3%               14%             8%            23%          23%         23%
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           ARKANSAS FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000(2)        1999(2)        1998(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.960         $ 9.520       $ 9.510        $10.070        $ 9.810
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.247         $ 0.495       $ 0.489        $ 0.497        $ 0.492
Net realized and unrealized
   gain (loss)                          (0.135)          0.439         0.020         (0.555)         0.272
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.112         $ 0.934       $ 0.509        $(0.058)       $ 0.764
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.242)        $(0.494)      $(0.499)       $(0.502)       $(0.504)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.242)        $(0.494)      $(0.499)       $(0.502)       $(0.504)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.830         $ 9.960       $ 9.520        $ 9.510        $10.070
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.16%          10.08%         5.62%         (0.67)%         7.95%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,670         $ 5,162       $ 4,757        $ 4,167        $ 1,286
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.80%(5)        0.77%         0.84%          0.71%          0.73%
   Expenses after custodian
      fee reduction(4)                    0.79%(5)        0.75%         0.83%          0.69%          0.72%
   Net investment income                  5.05%(5)        5.11%         5.25%          4.94%          4.93%
Portfolio Turnover of the
   Portfolio                                10%              9%           14%            24%            13%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.03% to 5.05%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 ARKANSAS FUND -- CLASS B
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000(2)        1999(2)        1998(2)        1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.690         $10.210       $10.190        $10.800        $10.510      $10.190
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.225         $ 0.453       $ 0.454        $ 0.443        $ 0.442      $ 0.445
Net realized and unrealized
   gain (loss)                          (0.134)          0.472         0.011         (0.605)         0.298        0.324
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.091         $ 0.925       $ 0.465        $(0.162)       $ 0.740      $ 0.769
------------------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.221)        $(0.445)      $(0.445)       $(0.448)       $(0.450)     $(0.449)
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.221)        $(0.445)      $(0.445)       $(0.448)       $(0.450)     $(0.449)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.560         $10.690       $10.210        $10.190        $10.800      $10.510
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.91%           9.27%         4.75%         (1.60)%         7.19%        7.70%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $35,710         $37,059       $37,340        $46,077        $54,655      $61,322
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.55%(5)        1.52%         1.58%          1.56%          1.53%        1.60%
   Expenses after custodian
      fee reduction(4)                    1.54%(5)        1.50%         1.57%          1.54%          1.52%        1.59%
   Net investment income                  4.32%(5)        4.36%         4.56%          4.17%          4.14%        4.31%
Portfolio Turnover of the
   Portfolio                                10%              9%           14%            24%            13%          17%
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.30% to 4.32%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          GEORGIA FUND -- CLASS A
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------
                                  (UNAUDITED)(1)         2001(2)        2000        1999(2)        1998
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.480           $ 9.020      $ 8.990       $ 9.730      $ 9.500
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.238           $ 0.470      $ 0.479       $ 0.476      $ 0.476
Net realized and unrealized
   gain (loss)                          (0.187)            0.463        0.031        (0.730)       0.245
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.051           $ 0.933      $ 0.510       $(0.254)     $ 0.721
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net investment income             $(0.231)          $(0.473)     $(0.480)      $(0.486)     $(0.491)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.231)          $(0.473)     $(0.480)      $(0.486)     $(0.491)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.300           $ 9.480      $ 9.020       $ 8.990      $ 9.730
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.58%            10.65%        6.00%        (2.78)%       7.75%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 8,494           $ 8,441      $ 7,614       $ 2,554      $ 2,043
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.85%(5)          0.80%        0.79%         0.80%        0.83%
   Expenses after custodian
      fee reduction(4)                    0.84%(5)          0.77%        0.77%         0.76%        0.82%
   Net investment income                  5.18%(5)          5.12%        5.29%         4.97%        4.92%
Portfolio Turnover of the
   Portfolio                                 9%                8%          13%           38%          19%
---------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.16% to 5.18%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                GEORGIA FUND -- CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------------
                                  (UNAUDITED)(1)         2001(2)        2000        1999(2)        1998        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.120           $ 9.630      $ 9.600       $10.380      $10.140     $ 9.810
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.217           $ 0.429      $ 0.426       $ 0.433      $ 0.434     $ 0.449
Net realized and unrealized
   gain (loss)                          (0.197)            0.493        0.039        (0.771)       0.261       0.336
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.020           $ 0.922      $ 0.465       $(0.338)     $ 0.695     $ 0.785
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.210)          $(0.432)     $(0.435)      $(0.442)     $(0.455)    $(0.455)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.210)          $(0.432)     $(0.435)      $(0.442)     $(0.455)    $(0.455)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.930           $10.120      $ 9.630       $ 9.600      $10.380     $10.140
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.26%             9.82%        5.09%        (3.44)%       7.00%       8.16%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $52,207           $55,051      $55,245       $68,432      $84,830     $93,128
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.60%(5)          1.56%        1.58%         1.55%        1.56%       1.59%
   Expenses after custodian
      fee reduction(4)                    1.59%(5)          1.53%        1.56%         1.51%        1.55%       1.57%
   Net investment income                  4.43%(5)          4.38%        4.64%         4.24%        4.22%       4.48%
Portfolio Turnover of the
   Portfolio                                 9%                8%          13%           38%          19%         13%
---------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.41% to 4.43%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           KENTUCKY FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999(2)        1998(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.500           $ 9.160      $ 9.410       $ 9.910        $ 9.680
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.229           $ 0.446      $ 0.498       $ 0.493        $ 0.497
Net realized and unrealized
   gain (loss)                          (0.185)            0.378       (0.246)       (0.491)         0.235
------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.044           $ 0.824      $ 0.252       $ 0.002        $ 0.732
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.224)          $(0.484)     $(0.502)      $(0.502)       $(0.502)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.224)          $(0.484)     $(0.502)      $(0.502)       $(0.502)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.320           $ 9.500      $ 9.160       $ 9.410        $ 9.910
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.50%             9.26%        2.87%        (0.05)%         7.72%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,828           $ 7,645      $ 5,858       $ 1,387        $ 1,303
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.83%(5)          0.85%        0.82%         0.83%          0.83%
   Expenses after custodian
      fee reduction(4)                    0.81%(5)          0.81%        0.80%         0.81%          0.82%
   Net investment income                  4.95%(5)          4.79%        5.40%         5.03%          5.05%
Portfolio Turnover of the
   Portfolio                                 5%               15%          11%           11%            15%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.93% to 4.95%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 KENTUCKY FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999(2)        1998(2)        1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.250           $ 9.870      $10.120       $10.660       $ 10.410      $  9.970
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.208           $ 0.406      $ 0.451       $ 0.453       $  0.456      $  0.456
Net realized and unrealized
   gain (loss)                          (0.195)            0.416       (0.241)       (0.533)         0.254         0.435
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.013           $ 0.822      $ 0.210       $(0.080)      $  0.710      $  0.891
-------------------------------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.203)          $(0.442)     $(0.460)      $(0.460)      $ (0.460)     $ (0.451)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.203)          $(0.442)     $(0.460)      $(0.460)      $ (0.460)     $ (0.451)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.060           $10.250      $ 9.870       $10.120       $ 10.660      $ 10.410
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.19%             8.56%        2.21%        (0.84)%         6.97%         9.12%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $68,384           $72,000      $75,590       $96,005       $111,015      $121,376
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.57%(5)          1.59%        1.62%         1.56%          1.57%         1.60%
   Expenses after custodian
      fee reduction(4)                    1.55%(5)          1.55%        1.60%         1.54%          1.56%         1.57%
   Net investment income                  4.18%(5)          4.08%        4.67%         4.30%          4.32%         4.50%
Portfolio Turnover of the
   Portfolio                                 5%               15%          11%           11%            15%           28%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.16% to 4.18%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         LOUISIANA FUND -- CLASS A
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999        1998
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.810           $ 9.240        $ 9.240      $ 9.990     $ 9.750
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.239           $ 0.463        $ 0.472      $ 0.486     $ 0.480
Net realized and unrealized
   gain (loss)                          (0.131)            0.573          0.001       (0.735)      0.294
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.108           $ 1.036        $ 0.473      $(0.249)    $ 0.774
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net investment income             $(0.228)          $(0.466)       $(0.473)     $(0.501)    $(0.534)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.228)          $(0.466)       $(0.473)     $(0.501)    $(0.534)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.690           $ 9.810        $ 9.240      $ 9.240     $ 9.990
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.13%            11.51%          5.43%       (2.73)%      8.13%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,955           $ 5,555        $ 4,566      $ 4,102     $ 4,886
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.84%(5)          0.83%          0.73%        0.63%       0.71%
   Expenses after custodian
      fee reduction(4)                    0.82%(5)          0.80%          0.69%        0.60%       0.66%
   Net investment income                  4.99%(5)          4.88%          5.28%        4.93%       4.79%
Portfolio Turnover of the
   Portfolio                                 6%               14%            14%          20%         43%
---------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.008, increase net realized and unrealized losses per share by $0.008 and increase the ratio of net investment income to average net assets from 4.83% to 4.99%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               LOUISIANA FUND -- CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.380           $ 9.770        $ 9.760      $10.570     $10.310     $ 9.960
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.215           $ 0.414        $ 0.424      $ 0.429     $ 0.436     $ 0.482
Net realized and unrealized
   gain (loss)                          (0.141)            0.615          0.008       (0.790)      0.306       0.350
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.074           $ 1.029        $ 0.432      $(0.361)    $ 0.742     $ 0.832
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.204)          $(0.419)       $(0.422)     $(0.449)    $(0.482)    $(0.482)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.204)          $(0.419)       $(0.422)     $(0.449)    $(0.482)    $(0.482)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.250           $10.380        $ 9.770      $ 9.760     $10.570     $10.310
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.77%            10.78%          4.66%       (3.63)%      7.37%       8.52%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $23,854           $23,584        $23,779      $28,542     $31,536     $31,996
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.60%(5)          1.59%          1.55%        1.47%       1.49%       1.54%
   Expenses after custodian
      fee reduction(4)                    1.58%(5)          1.56%          1.51%        1.44%       1.44%       1.52%
   Net investment income                  4.25%(5)          4.14%          4.49%        4.08%       4.18%       4.74%
Portfolio Turnover of the
   Portfolio                                 6%               14%            14%          20%         43%         27%
---------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.008, increase net realized and unrealized losses per share by $0.008 and increase the ratio of net investment income to average net assets from 4.09% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           MARYLAND FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000(2)        1999(2)        1998(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.700         $ 9.160       $ 9.230        $10.050        $ 9.810
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.227         $ 0.462       $ 0.445        $ 0.451        $ 0.476
Net realized and unrealized
   gain (loss)                          (0.114)          0.511        (0.065)        (0.785)         0.262
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.113         $ 0.973       $ 0.380        $(0.334)       $ 0.738
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.223)        $(0.433)      $(0.450)       $(0.486)       $(0.498)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.223)        $(0.433)      $(0.450)       $(0.486)       $(0.498)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.590         $ 9.700       $ 9.160        $ 9.230        $10.050
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.19%          10.88%         4.35%         (3.47)%         7.68%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $10,643         $ 6,331       $ 3,200        $ 3,574        $ 1,625
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.85%(5)        0.83%         0.73%          0.81%          0.82%
   Expenses after custodian
      fee reduction(4)                    0.83%(5)        0.78%         0.71%          0.78%          0.78%
   Net investment income                  4.79%(5)        4.99%         4.98%          4.65%          4.76%
Portfolio Turnover of the
   Portfolio                                18%             18%            9%            31%            30%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 MARYLAND FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000(2)        1999(2)        1998(2)        1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.580         $10.000       $10.080        $10.980       $ 10.710      $ 10.300
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.211         $ 0.431       $ 0.401        $ 0.425       $  0.441      $  0.453
Net realized and unrealized
   gain (loss)                          (0.127)          0.546        (0.067)        (0.874)         0.291         0.419
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.084         $ 0.977       $ 0.334        $(0.449)      $  0.732      $  0.872
-------------------------------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.204)        $(0.397)      $(0.414)       $(0.451)      $ (0.462)     $ (0.462)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.204)        $(0.397)      $(0.414)       $(0.451)      $ (0.462)     $ (0.462)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.460         $10.580       $10.000        $10.080       $ 10.980      $ 10.710
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.84%           9.98%         3.50%         (4.25)%         6.98%         8.64%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $74,450         $75,790       $78,272        $91,321       $103,307      $105,671
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.60%(5)        1.57%         1.60%          1.58%          1.56%         1.57%
   Expenses after custodian
      fee reduction(4)                    1.58%(5)        1.52%         1.58%          1.55%          1.52%         1.54%
   Net investment income                  4.07%(5)        4.21%         4.11%          3.98%          4.05%         4.30%
Portfolio Turnover of the
   Portfolio                                18%             18%            9%            31%            30%           30%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      MISSOURI FUND -- CLASS A
                                  -----------------------------------------------------------------
                                  SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999        1998
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.130         $ 9.550     $ 9.630     $10.270     $ 9.930
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income                  $ 0.259         $ 0.520     $ 0.520     $ 0.495     $ 0.503
Net realized and unrealized
   gain (loss)                          (0.203)          0.561      (0.103)     (0.638)      0.334
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.056         $ 1.081     $ 0.417     $(0.143)    $ 0.837
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income             $(0.256)        $(0.501)    $(0.497)    $(0.497)    $(0.497)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.256)        $(0.501)    $(0.497)    $(0.497)    $(0.497)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.930         $10.130     $ 9.550     $ 9.630     $10.270
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.58%          11.65%       4.60%      (1.52)%      8.61%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 4,801         $ 4,378     $ 4,132     $ 4,692     $ 2,665
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.81%(5)        0.82%       0.81%       0.72%       0.79%
   Expenses after custodian
      fee reduction(4)                    0.80%(5)        0.80%       0.80%       0.70%       0.77%
   Net investment income                  5.25%(5)        5.34%       5.54%       5.10%       5.00%
Portfolio Turnover of the
   Portfolio                                 4%              8%          8%         21%         11%
---------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment to average net assets from 5.24% to 5.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MISSOURI FUND -- CLASS B
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.190         $10.550     $10.650     $11.380     $11.010     $10.510
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.246         $ 0.493     $ 0.486     $ 0.471     $ 0.477     $ 0.478
Net realized and unrealized
   gain (loss)                          (0.223)          0.622      (0.121)     (0.736)      0.364       0.493
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.023         $ 1.115     $ 0.365     $(0.265)    $ 0.841     $ 0.971
---------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.243)        $(0.475)    $(0.465)    $(0.465)    $(0.471)    $(0.471)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.243)        $(0.475)    $(0.465)    $(0.465)    $(0.471)    $(0.471)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.970         $11.190     $10.550     $10.650     $11.380     $11.010
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.25%          10.84%       3.62%      (2.46)%      7.81%       9.42%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $51,593         $53,027     $54,531     $63,470     $71,586     $77,479
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.56%(5)        1.57%       1.62%       1.56%       1.56%       1.57%
   Expenses after custodian
      fee reduction(4)                    1.55%(5)        1.55%       1.61%       1.54%       1.54%       1.56%
   Net investment income                  4.50%(5)        4.54%       4.69%       4.19%       4.25%       4.44%
Portfolio Turnover of the
   Portfolio                                 4%              8%          8%         21%         11%          5%
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment to average net assets from 4.49% to 4.50%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         NORTH CAROLINA FUND -- CLASS A
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001(2)        2000(2)        1999(2)        1998(2)
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.670           $ 9.260        $ 9.260        $ 9.880        $ 9.610
---------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.234           $ 0.477        $ 0.481        $ 0.483        $ 0.490
Net realized and unrealized
   gain (loss)                          (0.180)            0.403          0.003         (0.616)         0.282
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.054           $ 0.880        $ 0.484        $(0.133)       $ 0.772
---------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------
From net investment income             $(0.224)          $(0.470)       $(0.484)       $(0.487)       $(0.502)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.224)          $(0.470)       $(0.484)       $(0.487)       $(0.502)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.500           $ 9.670        $ 9.260        $ 9.260        $ 9.880
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.59%             9.77%          5.51%         (1.46)%         8.22%
---------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 6,993           $ 7,917        $12,696        $12,697        $12,967
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.84%(5)          0.84%          0.85%          0.79%          0.83%
   Expenses after custodian
      fee reduction(4)                    0.83%(5)          0.81%          0.82%          0.78%          0.80%
   Net investment income                  4.96%(5)          5.09%          5.34%          4.97%          5.03%
Portfolio Turnover of the
   Portfolio                                16%               28%            17%             3%            26%
---------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.95% to 4.96%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                NORTH CAROLINA FUND -- CLASS B
                                  ------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ---------------------------------------------------------------------
                                  (UNAUDITED)(1)         2001(2)        2000(2)        1999(2)        1998(2)        1997
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.390           $ 9.970        $ 9.960       $ 10.630       $ 10.340      $  9.970
----------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.212           $ 0.431        $ 0.449       $  0.438       $  0.447      $  0.452
Net realized and unrealized
   gain (loss)                          (0.190)            0.423          0.006         (0.662)         0.303         0.378
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.022           $ 0.854        $ 0.455       $ (0.224)      $  0.750      $  0.830
----------------------------------------------------------------------------------------------------------------------------

Less distributions*
----------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.202)          $(0.434)       $(0.445)      $ (0.446)      $ (0.460)     $ (0.460)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.202)          $(0.434)       $(0.445)      $ (0.446)      $ (0.460)     $ (0.460)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.210           $10.390        $ 9.970       $  9.960       $ 10.630      $ 10.340
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.27%             8.78%          4.79%         (2.24)%         7.42%         8.50%
----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $89,156           $92,747        $97,244       $116,110       $139,325      $151,564
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.59%(5)          1.59%          1.57%          1.58%          1.58%         1.60%
   Expenses after custodian
      fee reduction(4)                    1.58%(5)          1.56%          1.54%          1.57%          1.55%         1.58%
   Net investment income                  4.20%(5)          4.26%          4.63%          4.19%          4.26%         4.48%
Portfolio Turnover of the
   Portfolio                                16%               28%            17%             3%            26%           42%
----------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            OREGON FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000(2)        1999(2)        1998(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.720         $ 9.370       $ 9.380        $ 9.870        $ 9.600
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.244         $ 0.484       $ 0.490        $ 0.489        $ 0.483
Net realized and unrealized
   gain (loss)                          (0.122)          0.354        (0.012)        (0.491)         0.275
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.122         $ 0.838       $ 0.478        $(0.002)       $ 0.758
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.242)        $(0.488)      $(0.488)       $(0.488)       $(0.488)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.242)        $(0.488)      $(0.488)       $(0.488)       $(0.488)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.600         $ 9.720       $ 9.370        $ 9.380        $ 9.870
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.30%           9.20%         5.39%         (0.11)%         8.08%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 6,189         $ 5,367       $ 3,459        $ 2,658        $   914
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.83%(5)        0.83%         0.75%          0.71%          0.78%
   Expenses after custodian
      fee reduction(4)                    0.82%(5)        0.82%         0.74%          0.70%          0.78%
   Net investment income                  5.14%(5)        5.09%         5.38%          5.02%          4.95%
Portfolio Turnover of the
   Portfolio                                 7%             13%           25%            35%             9%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 5.11% to 5.14%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  OREGON FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000(2)        1999(2)        1998(2)        1997
-------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.630         $10.250       $10.260        $10.800       $ 10.510      $ 10.240
-------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.228         $ 0.452       $ 0.452        $ 0.449       $  0.450      $  0.456
Net realized and unrealized
   gain (loss)                          (0.134)          0.380        (0.010)        (0.537)         0.292         0.266
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.094         $ 0.832       $ 0.442        $(0.088)      $  0.742      $  0.722
-------------------------------------------------------------------------------------------------------------------------

Less distributions*
-------------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.224)        $(0.452)      $(0.452)       $(0.452)      $ (0.452)     $ (0.452)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.224)        $(0.452)      $(0.452)       $(0.452)      $ (0.452)     $ (0.452)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.500         $10.630       $10.250        $10.260       $ 10.800      $ 10.510
-------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.95%           8.32%         4.52%         (0.92)%         7.22%         7.20%
-------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $75,889         $78,458       $79,756        $91,295       $102,571      $112,586
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.58%(5)        1.58%         1.60%          1.57%          1.56%         1.63%
   Expenses after custodian
      fee reduction(4)                    1.57%(5)        1.57%         1.59%          1.56%          1.56%         1.63%
   Net investment income                  4.40%(5)        4.37%         4.56%          4.19%          4.22%         4.41%
Portfolio Turnover of the
   Portfolio                                 7%             13%           25%            35%             9%           22%
-------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.37% to 4.40%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     SOUTH CAROLINA FUND -- CLASS A
                                  --------------------------------------------------------------------
                                  SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999        1998
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.710           $ 9.200      $ 9.320     $10.090     $ 9.760
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.243           $ 0.483      $ 0.502     $ 0.490     $ 0.495
Net realized and unrealized
   gain (loss)                          (0.126)            0.520       (0.123)     (0.767)      0.328
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.117           $ 1.003      $ 0.379     $(0.277)    $ 0.823
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income             $(0.237)          $(0.493)     $(0.499)    $(0.493)    $(0.493)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.237)          $(0.493)     $(0.499)    $(0.493)    $(0.493)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.590           $ 9.710      $ 9.200     $ 9.320     $10.090
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.24%            11.24%        4.30%      (2.91)%      8.62%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,742           $ 4,236      $ 1,553     $ 1,757     $ 1,316
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%(5)          0.75%        0.70%       0.78%       0.77%
   Expenses after custodian
      fee reduction(4)                    0.76%(5)          0.70%        0.68%       0.75%       0.76%
   Net investment income                  5.12%(5)          5.14%        5.54%       4.98%       5.03%
Portfolio Turnover of the
   Portfolio                                 2%               21%          12%         26%         21%
------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 5.08% to 5.12%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           SOUTH CAROLINA FUND -- CLASS B
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.300           $ 9.760      $ 9.900     $10.720     $10.380     $10.020
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.221           $ 0.445      $ 0.446     $ 0.448     $ 0.455     $ 0.463
Net realized and unrealized
   gain (loss)                          (0.137)            0.542       (0.134)     (0.820)      0.352       0.364
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.084           $ 0.987      $ 0.312     $(0.372)    $ 0.807     $ 0.827
------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.214)          $(0.447)     $(0.452)    $(0.448)    $(0.467)    $(0.467)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.214)          $(0.447)     $(0.452)    $(0.448)    $(0.467)    $(0.467)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.170           $10.300      $ 9.760     $ 9.900     $10.720     $10.380
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.88%            10.39%        3.32%      (3.63)%      7.96%       8.41%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $35,908           $35,378      $33,452     $42,600     $48,562     $52,686
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.54%(5)          1.49%        1.59%       1.51%       1.52%       1.63%
   Expenses after custodian
      fee reduction(4)                    1.52%(5)          1.44%        1.57%       1.48%       1.51%       1.62%
   Net investment income                  4.40%(5)          4.84%        4.65%       4.26%       4.30%       4.50%
Portfolio Turnover of the
   Portfolio                                 2%               21%          12%         26%         21%          8%
------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         TENNESSEE FUND -- CLASS A
                                  -----------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000(2)        1999        1998(2)
---------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.920         $ 9.480       $ 9.460      $ 9.980       $ 9.740
---------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.239         $ 0.484       $ 0.482      $ 0.489       $ 0.491
Net realized and unrealized
   gain (loss)                          (0.132)          0.434         0.020       (0.519)        0.257
---------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.107         $ 0.918       $ 0.502      $(0.030)      $ 0.748
---------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------
From net investment income             $(0.237)        $(0.478)      $(0.482)     $(0.490)      $(0.508)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.237)        $(0.478)      $(0.482)     $(0.490)      $(0.508)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.790         $ 9.920       $ 9.480      $ 9.460       $ 9.980
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.11%           9.94%         5.57%       (0.39)%        7.85%
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 5,034         $ 4,654       $ 3,557      $ 2,870       $ 3,413
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.78%(5)        0.76%         0.83%        0.70%         0.67%
   Expenses after custodian
      fee reduction(4)                    0.75%(5)        0.72%         0.81%        0.69%         0.65%
   Net investment income                  4.94%(5)        5.03%         5.23%        4.96%         4.94%
Portfolio Turnover of the
   Portfolio                                11%             11%            9%          13%           21%
---------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net asets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               TENNESSEE FUND -- CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001        2000(2)        1999        1998(2)        1997
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $10.800         $10.320       $10.280      $10.840       $10.580      $10.150
---------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.221         $ 0.451       $ 0.452      $ 0.446       $ 0.444      $ 0.453
Net realized and unrealized
   gain (loss)                          (0.143)          0.466         0.023       (0.564)        0.266        0.436
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.078         $ 0.917       $ 0.475      $(0.118)      $ 0.710      $ 0.889
---------------------------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------------------------
From net investment income             $(0.218)        $(0.437)      $(0.435)     $(0.442)      $(0.450)     $(0.459)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.218)        $(0.437)      $(0.435)     $(0.442)      $(0.450)     $(0.459)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $10.660         $10.800       $10.320      $10.280       $10.840      $10.580
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.78%           9.09%         4.82%       (1.19)%        6.86%        8.95%
---------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $42,137         $42,550       $41,372      $46,389       $50,090      $51,712
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.53%(5)        1.51%         1.57%        1.51%         1.52%        1.54%
   Expenses after custodian
      fee reduction(4)                    1.50%(5)        1.47%         1.55%        1.50%         1.50%        1.53%
   Net investment income                  4.20%(5)        4.30%         4.50%        4.15%         4.14%        4.39%
Portfolio Turnover of the
   Portfolio                                11%             11%            9%          13%           21%           3%
---------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net asets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           VIRGINIA FUND -- CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                     YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -----------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999        1998(2)
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 9.700           $ 9.220        $ 9.300      $ 9.870       $ 9.620
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.236           $ 0.464        $ 0.481      $ 0.503       $ 0.483
Net realized and unrealized
   gain (loss)                          (0.140)            0.492         (0.072)      (0.582)        0.277
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.096           $ 0.956        $ 0.409      $(0.079)      $ 0.760
------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------
From net investment income             $(0.226)          $(0.476)       $(0.489)     $(0.491)      $(0.510)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.226)          $(0.476)       $(0.489)     $(0.491)      $(0.510)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.570           $ 9.700        $ 9.220      $ 9.300       $ 9.870
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           1.03%            10.66%          4.66%       (0.90)%        8.08%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 8,181           $ 7,164        $ 3,632      $ 3,528       $ 2,117
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.82%(5)          0.84%          0.81%        0.73%         0.85%
   Expenses after custodian
      fee reduction(4)                    0.81%(5)          0.82%          0.80%        0.71%         0.83%
   Net investment income                  4.99%(5)          4.89%          5.34%        5.00%         4.92%
Portfolio Turnover of the
   Portfolio                                19%               39%            23%          17%            8%
------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  VIRGINIA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999         1998(2)        1997
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.730          $ 10.200       $ 10.290      $ 10.930      $ 10.630      $ 10.260
--------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.223          $  0.435       $  0.456      $  0.450      $  0.454      $  0.467
Net realized and unrealized
   gain (loss)                          (0.153)            0.545         (0.083)       (0.629)        0.312         0.369
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.070          $  0.980       $  0.373      $ (0.179)     $  0.766      $  0.836
--------------------------------------------------------------------------------------------------------------------------

Less distributions*
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.210)         $ (0.450)      $ (0.463)     $ (0.461)     $ (0.466)     $ (0.466)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.210)         $ (0.450)      $ (0.463)     $ (0.461)     $ (0.466)     $ (0.466)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.590          $ 10.730       $ 10.200      $ 10.290      $ 10.930      $ 10.630
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           0.72%             9.86%          3.80%        (1.75)%        7.37%         8.31%
--------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $112,091          $114,367       $111,662      $133,522      $148,902      $159,603
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.56%(5)          1.60%          1.60%         1.58%         1.59%         1.60%
   Expenses after custodian
      fee reduction(4)                    1.55%(5)          1.58%          1.59%         1.56%         1.57%         1.57%
   Net investment income                  4.25%(5)          4.19%          4.57%         4.19%         4.21%         4.47%
Portfolio Turnover of the
   Portfolio                                19%               39%            23%           17%            8%           25%
--------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (collectively, the Funds). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at February 28, 2002 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective September 1, 2001, the Funds, through their investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to September 1, 2001, the Funds, through their investment in the Portfolios, amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Funds' net assets, but resulted in the following reclassification of the components of net assets as of August 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN COST   DECREASE IN
                                               OF INVESTMENTS   NET UNREALIZED
    FUND                                        IN PORTFOLIO     APPRECIATION
    --------------------------------------------------------------------------
    Alabama                                       $  6,668        $  (6,668)
    Arkansas                                        27,237          (27,237)
    Georgia                                         63,024          (63,024)
    Kentucky                                        20,056          (20,056)
    Louisiana                                      195,353         (195,353)
    Maryland                                        11,981          (11,981)
    Missouri                                        16,133          (16,133)
    North Carolina                                  52,943          (52,943)
    Oregon                                          90,485          (90,485)
    South Carolina                                  53,933          (53,993)
    Tennessee                                        1,442           (1,442)
    Virginia                                        23,488          (23,488)

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The effect of this change for the six months ended February 28, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation (depreciation) by the following amounts:

                                                                            NET UNREALIZED
                                              NET INVESTMENT  NET REALIZED   APPRECIATION
    FUND                                          INCOME      GAIN (LOSS)   (DEPRECIATION)
    --------------------------------------------------------------------------------------
    Alabama                                      $ 1,539        $    (12)      $ (1,527)
    Arkansas                                       2,441          (8,189)         5,748
    Georgia                                        3,706          (3,258)          (448)
    Kentucky                                       7,582              --         (7,582)
    Louisiana                                     22,840         (22,752)           (88)
    Maryland                                       1,819            (543)        (1,276)
    Missouri                                       1,598              --         (1,598)
    North Carolina                                 6,287          (4,670)        (1,617)
    Oregon                                        11,946            (526)       (11,420)
    South Carolina                                 6,950              --         (6,950)
    Tennessee                                        310            (108)          (202)
    Virginia                                       5,947          (2,600)        (3,347)

   The statement of change in net assets and financial highlights for the prior periods have not been restated to reflect these changes.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2001, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through a Fund reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------------
    Alabama Fund                              $  272,583  August 31, 2008
                                                  94,556  August 31, 2005
                                                 988,165  August 31, 2004
                                                  67,642  August 31, 2003
    Arkansas Fund                                336,826  August 31, 2009
                                                 251,575  August 31, 2005
                                               1,348,493  August 31, 2004
    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------------
    Georgia Fund                              $  223,748  August 31, 2009
                                                  41,652  August 31, 2008
                                               5,373,040  August 31, 2004
    Kentucky Fund                                233,391  August 31, 2005
                                               1,135,586  August 31, 2004
    Louisiana Fund                               159,254  August 31, 2009
                                                 527,106  August 31, 2008
                                                 250,387  August 31, 2005
                                               1,598,606  August 31, 2004
    Maryland Fund                                     35  August 31, 2005
                                                  20,927  August 31, 2004
    Missouri Fund                                113,141  August 31, 2005
                                                 437,914  August 31, 2004
    North Carolina Fund                           73,745  August 31, 2005
                                               7,603,548  August 31, 2004
    Oregon Fund                                   87,267  August 31, 2009
                                                 147,651  August 31, 2008
                                                 924,680  August 31, 2005
                                               2,175,920  August 31, 2004
    South Carolina Fund                          155,263  August 31, 2008
                                                  25,336  August 31, 2007
                                                 183,416  August 31, 2005
                                               2,881,146  August 31, 2004
                                                 209,177  August 31, 2003
    Tennessee Fund                               246,996  August 31, 2005
                                               1,125,239  August 31, 2004
    Virginia Fund                                168,858  August 31, 2009
                                               3,971,283  August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at August 31, 2001, Georgia Fund, Louisiana Fund, Maryland Fund, Missouri Fund, Oregon Fund, South Carolina Fund and Virginia Fund had net capital losses of $56,291, $145,313, $127,635, $326,294, $241,679,
   $286,429, and $1,177,149, respectively, attributed to security transactions incurred after October 31, 2000. These capital losses are treated as arising on the first day of each Fund's current taxable year.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                          ALABAMA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                83,738              94,028
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          6,542              13,100
    Redemptions                                         (67,389)           (137,914)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              22,891             (30,786)
    -------------------------------------------------------------------------------

                                                          ALABAMA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               202,300             399,106
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         45,759              98,625
    Redemptions                                        (284,061)         (1,014,606)
    -------------------------------------------------------------------------------
    NET DECREASE                                        (36,002)           (516,875)
    -------------------------------------------------------------------------------

                                                          ARKANSAS FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                61,234             108,208
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          2,916               4,311
    Redemptions                                          (5,699)            (93,874)
    -------------------------------------------------------------------------------
    NET INCREASE                                         58,451              18,645
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                          ARKANSAS FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                97,679             178,719
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         40,155              79,961
    Redemptions                                        (221,080)           (448,951)
    -------------------------------------------------------------------------------
    NET DECREASE                                        (83,246)           (190,271)
    -------------------------------------------------------------------------------

                                                          GEORGIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                35,907             103,964
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          2,738               5,750
    Redemptions                                         (15,909)            (63,563)
    -------------------------------------------------------------------------------
    NET INCREASE                                         22,736              46,151
    -------------------------------------------------------------------------------

                                                          GEORGIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               144,772             510,658
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         46,646              99,189
    Redemptions                                        (374,190)           (907,971)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (182,772)           (298,124)
    -------------------------------------------------------------------------------

                                                          KENTUCKY FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                19,791             224,573
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         13,841              31,403
    Redemptions                                        (320,742)            (90,835)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (287,110)            165,141
    -------------------------------------------------------------------------------

                                                          KENTUCKY FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               144,445             391,956
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         62,502             141,757
    Redemptions                                        (436,351)         (1,164,402)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (229,404)           (630,689)
    -------------------------------------------------------------------------------

                                                         LOUISIANA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                59,654             114,388
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          9,143              16,366
    Redemptions                                         (20,422)            (58,872)
    -------------------------------------------------------------------------------
    NET INCREASE                                         48,375              71,882
    -------------------------------------------------------------------------------

                                                         LOUISIANA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               143,118             217,003
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         13,836              29,488
    Redemptions                                        (101,950)           (407,026)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              55,004            (160,535)
    -------------------------------------------------------------------------------

                                                          MARYLAND FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               462,804             336,082
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          5,674              11,328
    Redemptions                                         (11,359)            (43,754)
    -------------------------------------------------------------------------------
    NET INCREASE                                        457,119             303,656
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                          MARYLAND FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               297,835             459,387
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         64,532             133,410
    Redemptions                                        (407,792)         (1,256,397)
    -------------------------------------------------------------------------------
    NET DECREASE                                        (45,425)           (663,600)
    -------------------------------------------------------------------------------

                                                          MISSOURI FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                69,911              67,855
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          4,748              10,047
    Redemptions                                         (23,664)            (78,437)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              50,995                (535)
    -------------------------------------------------------------------------------

                                                          MISSOURI FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               206,316             166,145
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         53,462             106,222
    Redemptions                                        (297,425)           (699,715)
    -------------------------------------------------------------------------------
    NET DECREASE                                        (37,647)           (427,348)
    -------------------------------------------------------------------------------

                                                       NORTH CAROLINA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                60,155             175,241
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          6,179              14,730
    Redemptions                                        (148,966)           (741,837)
    -------------------------------------------------------------------------------
    NET DECREASE                                        (82,632)           (551,866)
    -------------------------------------------------------------------------------

                                                       NORTH CAROLINA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               195,945             448,972
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         80,401             178,164
    Redemptions                                        (468,247)         (1,458,036)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (191,901)           (830,900)
    -------------------------------------------------------------------------------

                                                           OREGON FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               163,410             200,116
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          6,114               7,939
    Redemptions                                         (76,889)            (24,733)
    -------------------------------------------------------------------------------
    NET INCREASE                                         92,635             183,322
    -------------------------------------------------------------------------------

                                                           OREGON FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               234,728             421,473
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         83,072             171,092
    Redemptions                                        (470,765)           (991,325)
    -------------------------------------------------------------------------------
    NET DECREASE                                       (152,965)           (398,760)
    -------------------------------------------------------------------------------

                                                       SOUTH CAROLINA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               157,561             298,416
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          7,520               7,032
    Redemptions                                          (2,508)            (38,064)
    -------------------------------------------------------------------------------
    NET INCREASE                                        162,573             267,384
    -------------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                       SOUTH CAROLINA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               215,297             409,511
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         27,937              59,071
    Redemptions                                        (146,638)           (463,066)
    -------------------------------------------------------------------------------
    NET INCREASE                                         96,596               5,516
    -------------------------------------------------------------------------------

                                                         TENNESSEE FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                                63,315             147,907
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          6,306              11,271
    Redemptions                                         (24,356)            (65,250)
    -------------------------------------------------------------------------------
    NET INCREASE                                         45,265              93,928
    -------------------------------------------------------------------------------

                                                         TENNESSEE FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               186,771             373,921
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         37,182              73,581
    Redemptions                                        (209,274)           (517,942)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                              14,679             (70,440)
    -------------------------------------------------------------------------------

                                                          VIRGINIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS A                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               135,422             359,250
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                          7,796              14,692
    Redemptions                                         (27,194)            (29,395)
    -------------------------------------------------------------------------------
    NET INCREASE                                        116,024             344,547
    -------------------------------------------------------------------------------

                                                          VIRGINIA FUND
                                              -------------------------------------
                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2002  YEAR ENDED
    CLASS B                                   (UNAUDITED)        AUGUST 31, 2001
    -------------------------------------------------------------------------------
    Sales                                               448,931             819,693
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        101,320             217,705
    Redemptions                                        (624,808)         (1,328,910)
    -------------------------------------------------------------------------------
    NET DECREASE                                        (74,557)           (291,512)
    -------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. The Funds were informed that Eaton Vance
   Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,541, $1,090, $481, $411, $431, $1,883, $1,146,
   $1,118, $2,061, $2,237, $1,102 and $1,813 from the Alabama Fund, Arkansas
   Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2002.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Plans require the Class B shares to pay Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the six months ended February 28, 2002, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $210,223, $135,027, $196,750, $258,902, $87,157, $277,396, $194,387, $334,264, $284,457,
   $130,861, $155,741 and $416,237, respectively, to EVD, representing 0.75%
   (annualized) of each Fund's Class B average daily net assets. At February 28, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,696,000, $1,304,000, $1,858,000, $1,815,000, $894,000,
   $2,079,000, $1,017,000, $2,440,000, $2,226,000, $1,371,000, $1,102,000 and
   $2,499,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended February 28, 2002, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $6,171, $5,401, $8,249, $7,204, $5,794, $7,616, $4,585, $7,184, $5,722, $4,987 $4,747 and $7,256,
   respectively, for Class A shares, and $56,060, $36,007, $52,467, $69,040,
   $23,242, $73,972, $51,836, $89,137, $75,855, $34,896, $41,531 and $110,995,
   respectively, for Class B shares. Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $88,000, $33,000, $103,000, $56,000, $37,000, $95,000, $39,000,
   $35,000, $114,000, $44,000, $75,000 and $102,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the six months ended February 28, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended February 28, 2002 were as follows:

    ALABAMA FUND
    ----------------------------------------------------
    Increases                                 $2,966,724
    Decreases                                  4,857,975

    ARKANSAS FUND
    ----------------------------------------------------
    Increases                                 $1,723,579
    Decreases                                  3,530,691

    GEORGIA FUND
    ----------------------------------------------------
    Increases                                 $1,708,280
    Decreases                                  4,981,722

    KENTUCKY FUND
    ----------------------------------------------------
    Increases                                 $1,629,204
    Decreases                                  8,410,530

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    LOUISIANA FUND
    ----------------------------------------------------
    Increases                                 $2,070,235
    Decreases                                  1,810,225

    MARYLAND FUND
    ----------------------------------------------------
    Increases                                 $5,890,167
    Decreases                                  6,085,239

    MISSOURI FUND
    ----------------------------------------------------
    Increases                                 $2,900,912
    Decreases                                  4,439,727

    NORTH CAROLINA FUND
    ----------------------------------------------------
    Increases                                 $2,391,609
    Decreases                                  7,839,672

    OREGON FUND
    ----------------------------------------------------
    Increases                                 $4,160,076
    Decreases                                  6,998,229

    SOUTH CAROLINA FUND
    ----------------------------------------------------
    Increases                                 $3,418,776
    Decreases                                  2,162,457

    TENNESSEE FUND
    ----------------------------------------------------
    Increases                                 $2,588,637
    Decreases                                  3,278,033

    VIRGINIA FUND
    ----------------------------------------------------
    Increases                                 $6,003,774
    Decreases                                  8,990,224

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.4%
------------------------------------------------------------------------
     $1,500        Birmingham-Southern College Building
                   Authority, 5.35%, 12/1/19                 $ 1,521,165
------------------------------------------------------------------------
                                                             $ 1,521,165
------------------------------------------------------------------------
Electric Utilities -- 0.2%
------------------------------------------------------------------------
     $  100        Tennessee Valley, Exhibit Commission,
                   6.70%, 6/1/10                             $   103,249
------------------------------------------------------------------------
                                                             $   103,249
------------------------------------------------------------------------
Escrowed / Prerefunded -- 16.0%
------------------------------------------------------------------------
     $1,000        Huntsville, Health Care Facilities,
                   (MBIA), Prerefunded to 6/1/04,
                   6.50%, 6/1/13                             $ 1,113,580
      1,000        Madison, Warrants, (MBIA), Prerefunded
                   to 2/1/04, 6.00%, 2/1/24                    1,090,690
      4,000        Scottsboro, Water, Sewer and Gas,
                   (AMBAC), Prerefunded to 6/1/04,
                   6.50%, 12/1/14(1)                           4,454,320
      2,000        Tallassee IDB, (United Technologies),
                   Prerefunded to 8/1/06, 6.10%, 8/1/14        2,280,720
      1,000        West Morgan-East Lawrence, Water
                   Authority, (FSA), Prerefunded to
                   8/15/04, 6.85%, 8/15/25                     1,129,970
------------------------------------------------------------------------
                                                             $10,069,280
------------------------------------------------------------------------
General Obligations -- 0.5%
------------------------------------------------------------------------
     $  550        Puerto Rico, 0.00%, 7/1/15                $   292,325
------------------------------------------------------------------------
                                                             $   292,325
------------------------------------------------------------------------
Hospital -- 11.6%
------------------------------------------------------------------------
     $1,250        Alexander City, (Russell Hospital),
                   6.00%, 12/1/22                            $ 1,129,225
        500        Baldwin County, (Thomas Hospital),
                   6.75%, 4/1/21                                 502,180
      1,000        Cullman Medical Clinic Board, (Cullman
                   Regional Medical Center),
                   6.50%, 2/15/23                                994,310
      1,250        Huntsville, Health Care Authority,
                   5.75%, 6/1/31                               1,262,900
      1,750        Marshall County Healthcare Authority,
                   (Boaz-Albertville Medical Center),
                   7.00%, 1/1/20                               1,770,475
        545        Montgomery, Medical Clinic Board,
                   (Jackson Hospital), 7.00%, 3/1/15             545,714
        980        Oneonta Eastern Healthcare Facility
                   Financing Authority, 7.75%, 7/1/21          1,071,493
------------------------------------------------------------------------
                                                             $ 7,276,297
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 3.9%
------------------------------------------------------------------------
     $1,000        Courtland, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.70%, 11/1/29                            $ 1,047,540
      1,180        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               931,952
        500        Selma, Solid Waste Disposal,
                   (International Paper), (AMT),
                   6.00%, 12/1/17                                500,945
------------------------------------------------------------------------
                                                             $ 2,480,437
------------------------------------------------------------------------
Insured-Education -- 11.4%
------------------------------------------------------------------------
     $2,900        Alabama Agricultural and Mechanical
                   University, (MBIA), 5.00%, 11/1/25        $ 2,850,410
        750        Auburn University, (MBIA),
                   5.00%, 6/1/26                                 740,085
      7,500        University of South Alabama, (AMBAC),
                   0.00%, 11/15/16                             3,622,275
------------------------------------------------------------------------
                                                             $ 7,212,770
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $ 1,464,585
        165        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(2)(3)           175,778
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(4)      267,812
------------------------------------------------------------------------
                                                             $ 1,908,175
------------------------------------------------------------------------
Insured-General Obligations -- 6.2%
------------------------------------------------------------------------
     $1,000        Homewood, (MBIA), 5.00%, 9/1/31           $   976,620
      1,500        Madison, Warrants, (MBIA),
                   5.00%, 9/1/27                               1,477,665
      4,000        Mobile, (MBIA), 0.00%, 8/15/20              1,468,880
------------------------------------------------------------------------
                                                             $ 3,923,165
------------------------------------------------------------------------
Insured-Hospital -- 3.1%
------------------------------------------------------------------------
     $2,000        Anniston Regional Medical Center Board,
                   (AMBAC), 5.125%, 6/1/28                   $ 1,971,160
------------------------------------------------------------------------
                                                             $ 1,971,160
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.8%
------------------------------------------------------------------------
     $  500        Huntsville-Madison County Airport,
                   (AMT), (MBIA), 5.40%, 7/1/19              $   509,115
------------------------------------------------------------------------
                                                             $   509,115
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.8%
------------------------------------------------------------------------
     $1,825        Birmingham Jefferson, Civic Center
                   Authority, (MBIA), 0.00%, 9/1/18          $   782,012
        250        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                  249,820
        700        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(2)(3)                                  749,371
------------------------------------------------------------------------
                                                             $ 1,781,203
------------------------------------------------------------------------
Insured-Transportation -- 10.0%
------------------------------------------------------------------------
     $4,500        Alabama State Docks Department, (MBIA),
                   (AMT), 6.30%, 10/1/21                     $ 4,816,710
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             523,070
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               949,430
------------------------------------------------------------------------
                                                             $ 6,289,210
------------------------------------------------------------------------
Insured-Water and Sewer -- 16.7%
------------------------------------------------------------------------
     $  300        Alabama Water Pollution Control
                   Authority, (AMBAC), 4.75%, 8/15/18        $   295,116
        750        Central Elmore, Water and Sewer
                   Authority, (MBIA), 5.00%, 7/1/25              753,008
      2,500        Jefferson County, Sewer, (FGIC),
                   5.00%, 2/1/33                               2,425,275
      1,000        Jefferson County, Sewer, (FGIC),
                   5.125%, 2/1/39                                983,670
      1,000        Opelika, Water Works Board Utility,
                   (FSA), 5.125%, 6/1/31                         989,600
        500        Ozark, Utilities Board Water and Sewer,
                   (AMBAC), 5.00%, 9/1/31                        498,085
      3,075        Prichard Water and Sewer, (AMBAC),
                   6.125%, 11/15/14                            3,372,414
      1,195        Warrior River, Water Authority, (FSA),
                   5.25%, 8/1/23                               1,214,096
------------------------------------------------------------------------
                                                             $10,531,264
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.8%
------------------------------------------------------------------------
     $  500        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $   499,960
------------------------------------------------------------------------
                                                             $   499,960
------------------------------------------------------------------------
Nursing Home -- 0.4%
------------------------------------------------------------------------
     $  280        Fairhope Midtown Medical Clinic Board,
                   (Beverly Enterprises), 6.375%, 6/1/09     $   268,752
------------------------------------------------------------------------
                                                             $   268,752
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 7.9%
------------------------------------------------------------------------
     $  750        Birmingham, Water and Sewer,
                   4.75%, 1/1/21                             $   723,248
      4,000        Birmingham, Water and Sewer,
                   4.75%, 1/1/29                               3,760,120
        500        Moulton City, Water, (AMT),
                   6.30%, 1/1/18                                 509,700
------------------------------------------------------------------------
                                                             $ 4,993,068
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $58,425,870)                             $61,630,595
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,458,459
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $63,089,054
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 68.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.5% to 27.2% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.9%
------------------------------------------------------------------------
     $2,250        Conway, Public Facilities Board,
                   (Hendrix College), 6.00%, 10/1/26         $ 2,353,837
        500        University of Arkansas, 5.00%, 9/1/17         501,550
------------------------------------------------------------------------
                                                             $ 2,855,387
------------------------------------------------------------------------
Electric Utilities -- 3.7%
------------------------------------------------------------------------
     $  550        Jefferson, Pollution Control, (Arkansas
                   Power and Light), 6.30%, 6/1/18           $   553,393
        500        Pope County, Pollution Control,
                   (Arkansas Power and Light),
                   6.30%, 12/1/16                                500,675
      1,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 470,170
------------------------------------------------------------------------
                                                             $ 1,524,238
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.5%
------------------------------------------------------------------------
     $  500        Harrison, Residential Housing Facility
                   Board, Single Family Mortgage, (FGIC),
                   Escrowed to Maturity, 7.40%, 9/1/11       $   621,165
------------------------------------------------------------------------
                                                             $   621,165
------------------------------------------------------------------------
General Obligations -- 5.6%
------------------------------------------------------------------------
     $2,750        Arkansas State College Savings,
                   0.00%, 6/1/14                             $ 1,549,680
      1,750        Puerto Rico, 0.00%, 7/1/18                    769,440
------------------------------------------------------------------------
                                                             $ 2,319,120
------------------------------------------------------------------------
Hospital -- 16.8%
------------------------------------------------------------------------
     $  500        Arkansas Development Finance Authority,
                   (Washington Regional Medical Center),
                   7.375%, 2/1/29                            $   524,835
        800        Arkansas Development Finance Authority,
                   (White River Medical Center),
                   5.60%, 6/1/24                                 767,520
        750        Baxter County, Community Hospital
                   District, 5.625%, 9/1/28                      729,375
      1,000        Conway, Health Facilities Board, (Conway
                   Regional Medical Center), 6.40%, 8/1/29     1,037,090
        625        Little Rock, Health Facilities Board,
                   (Baptist Medical Center),
                   6.80%, 11/1/05                                693,569
        250        North Little Rock, Health Facilities
                   Board, (Baptist Health), 5.70%, 7/1/22        252,012
      1,500        Paragould, Hospital, (Methodist Hospital
                   Corp.), 6.375%, 10/1/17                     1,519,410
      1,000        Pulaski County, (Children's Hospital),
                   6.20%, 3/1/22                               1,013,120
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  440        Sebastian County, Health Facilities
                   Board, (Sparks Regional Medical Center),
                   5.25%, 11/1/21                            $   429,163
------------------------------------------------------------------------
                                                             $ 6,966,094
------------------------------------------------------------------------
Housing -- 5.9%
------------------------------------------------------------------------
     $  415        Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27         $   439,153
      1,410        Arkansas Development Finance Authority,
                   SFM, (GNMA/FNMA), (AMT), 6.70%, 7/1/27      1,498,633
        515        North Little Rock, Residential Housing
                   Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 490,465
------------------------------------------------------------------------
                                                             $ 2,428,251
------------------------------------------------------------------------
Industrial Development Revenue -- 14.1%
------------------------------------------------------------------------
     $2,000        Baxter, (Aeroquip Corp.), 5.80%, 10/1/13  $ 2,162,260
      1,750        Blytheville, Solid Waste Recycling and
                   Sewer Treatment, (Nucor Corp.), (AMT),
                   6.90%, 12/1/21                              1,797,687
        750        Calhoun County, Solid Waste Disposal
                   Revenue, (Georgia-Pacific Corp.), (AMT),
                   6.375%, 11/1/26                               716,430
        250        Pine Bluff, Environmental Improvements
                   Revenue, (International Paper Co.),
                   (AMT), 6.70%, 8/1/20                          263,267
      1,150        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               908,259
------------------------------------------------------------------------
                                                             $ 5,847,903
------------------------------------------------------------------------
Insured-Education -- 2.1%
------------------------------------------------------------------------
     $  310        Arkansas State University, (Consolidated
                   Building System), (AMBAC), 5.10%, 4/1/24  $   311,414
        500        University of Central Arkansas, (AMBAC),
                   6.125%, 4/1/26                                545,935
------------------------------------------------------------------------
                                                             $   857,349
------------------------------------------------------------------------
Insured-Electric Utilities -- 10.1%
------------------------------------------------------------------------
     $  250        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/10                     $   293,845
      2,390        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/15                       2,877,441
        500        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            521,775
        450        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)      482,063
------------------------------------------------------------------------
                                                             $ 4,175,124
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 3.1%
------------------------------------------------------------------------
     $  500        Arkansas State College Savings, (FGIC),
                   0.00%, 6/1/17                             $   231,530
        500        Little Rock, School District, (FSA),
                   5.25%, 2/1/33                                 509,795
        500        Puerto Rico Public Improvements, (MBIA),
                   5.50%, 7/1/21                                 548,740
------------------------------------------------------------------------
                                                             $ 1,290,065
------------------------------------------------------------------------
Insured-Hospital -- 7.4%
------------------------------------------------------------------------
     $2,000        Jonesboro, Residential Housing and
                   Health Care Facilities Board Hospital,
                   (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                    $ 2,127,520
        400        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                 425,060
        500        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                 528,990
------------------------------------------------------------------------
                                                             $ 3,081,570
------------------------------------------------------------------------
Insured-Transportation -- 2.8%
------------------------------------------------------------------------
     $  200        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate 7/1/32    $   198,104
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38              949,430
------------------------------------------------------------------------
                                                             $ 1,147,534
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.2%
------------------------------------------------------------------------
     $  500        Conway, Water Revenue, (FGIC),
                   5.125%, 12/1/23                           $   504,200
------------------------------------------------------------------------
                                                             $   504,200
------------------------------------------------------------------------
Pooled Loans -- 1.8%
------------------------------------------------------------------------
     $  700        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $   734,762
------------------------------------------------------------------------
                                                             $   734,762
------------------------------------------------------------------------
Special Tax Revenue -- 6.0%
------------------------------------------------------------------------
     $2,000        Little Rock, Hotel and Restaurant Gross
                   Receipts Tax, 7.375%, 8/1/15              $ 2,484,680
------------------------------------------------------------------------
                                                             $ 2,484,680
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------------
     $  750        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27          $   755,475
------------------------------------------------------------------------
                                                             $   755,475
------------------------------------------------------------------------
Water and Sewer -- 5.5%
------------------------------------------------------------------------
     $1,000        Arkansas Development Finance Authority,
                   (Waste Water System), 5.00%, 6/1/22       $   999,290
        250        Arkansas Development Finance Authority,
                   Waste Water System, 5.50%, 12/1/19            269,023
      1,000        South Sebastian County, Water Users
                   Association, 6.15%, 6/1/23                  1,008,070
------------------------------------------------------------------------
                                                             $ 2,276,383
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.3%
   (identified cost $37,949,902)                             $39,869,300
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.7%                       $ 1,550,729
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $41,420,029
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 29.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 11.7% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.4%
------------------------------------------------------------------------
     $1,500        Fulton County, Development Authority,
                   (Georgia Technology Foundation),
                   5.00%, 11/1/31                            $ 1,475,955
------------------------------------------------------------------------
                                                             $ 1,475,955
------------------------------------------------------------------------
Electric Utilities -- 5.2%
------------------------------------------------------------------------
     $1,000        Georgia Municipal Electric Power
                   Authority, 0.00%, 1/1/12                  $   592,190
      1,000        Georgia Municipal Electric Power
                   Authority, 8.25%, 1/1/11                    1,279,400
      1,000        Monroe County, Development Authority
                   Pollution Control, (Gulf Power),
                   6.30%, 9/1/24                               1,001,050
        665        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 312,663
------------------------------------------------------------------------
                                                             $ 3,185,303
------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.9%
------------------------------------------------------------------------
     $1,320        Atlanta, Water and Sewer, (FGIC),
                   Prerefunded to 11/1/09, 5.00%, 11/1/38    $ 1,434,299
      1,100        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), Prerefunded to 8/1/02, Variable
                   Rate, 8/1/10(1)(2)                          1,189,375
      2,000        Savannah Hospital Authority, (Saint
                   Joseph's Hospital), Prerefunded to
                   7/1/03, 6.20%, 7/1/23                       2,157,780
------------------------------------------------------------------------
                                                             $ 4,781,454
------------------------------------------------------------------------
General Obligations -- 3.4%
------------------------------------------------------------------------
     $  300        Alpharetta, 6.50%, 5/1/10(3)              $   347,373
        500        Georgia State, 6.30%, 3/1/08                  571,805
      1,000        Puerto Rico Aqueduct and Sewer
                   Authority, 6.25%, 7/1/12                    1,164,530
------------------------------------------------------------------------
                                                             $ 2,083,708
------------------------------------------------------------------------
Hospital -- 7.5%
------------------------------------------------------------------------
     $1,000        Baldwin County, Hospital Authority,
                   (Oconee Regional Medical Center),
                   5.375%, 12/1/28                           $   854,710
        800        Forsyth County, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.375%, 10/1/28                               744,504
      1,000        Gainesville and Hall County, Hospital
                   Authority, (Northeast Georgia Health
                   System, Inc.), 5.50%, 5/15/31                 976,480
        700        Royston, Hospital Authority, (Cobb
                   Healthcare System, Inc.), 6.50%, 7/1/27       664,209
      1,285        Toombs County, Hospital Authority, (Dr.
                   John M. Meadows Memorial Hospital),
                   7.00%, 12/1/17                              1,318,037
------------------------------------------------------------------------
                                                             $ 4,557,940
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 4.5%
------------------------------------------------------------------------
     $  545        Atlanta Urban Residential Finance
                   Authority, (New Community John Hope),
                   (AMT), 7.25%, 6/1/07                      $   535,152
        960        Georgia Housing Finance Authority,
                   (AMT), 5.85%, 12/1/28                         991,498
        600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                                 601,482
        600        Multifamily Housing Pass Through
                   Certificates (Laurenceville), (AMT),
                   6.00%, 11/1/33                                609,318
------------------------------------------------------------------------
                                                             $ 2,737,450
------------------------------------------------------------------------
Industrial Development Revenue -- 14.6%
------------------------------------------------------------------------
     $2,000        Albany Dougherty, Payroll Development
                   Authority, Solid Waste Disposal,
                   (Proctor and Gamble), (AMT),
                   5.20%, 5/15/28                            $ 2,000,120
        650        Brunswick and Glynn County Development
                   Authority, (Georgia-Pacific),
                   5.55%, 3/1/26                                 559,975
        500        Cartersville Development Authority,
                   (Anheuser-Busch), (AMT), 6.125%, 5/1/27       520,960
      1,000        Cartersville Development Authority,
                   (Anheuser-Busch), (AMT), 7.375%, 5/1/09     1,181,400
        750        Effingham County, Solid Waste Disposal,
                   (Fort James), (AMT), 5.625%, 7/1/18           679,560
      1,250        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               987,237
        500        Savannah EDA, (Hershey Foods),
                   6.60%, 6/1/12                                 515,570
      1,123        Savannah EDA, (Intercat-Savannah, Inc.),
                   (AMT), 9.00%, 1/1/15                          643,747
        750        Savannah EDA, (Union Camp Corp.),
                   6.80%, 2/1/12                                 771,353
      1,000        Vienna Water and Sewer, (Cargill),
                   (AMT), 6.00%, 9/1/14                        1,036,250
------------------------------------------------------------------------
                                                             $ 8,896,172
------------------------------------------------------------------------
Insured-Education -- 4.0%
------------------------------------------------------------------------
     $1,000        Fulton County, Development Authority,
                   (Georgia Technology Research Corp.),
                   (MBIA), 5.00%, 9/1/27                     $   988,350
      1,500        Georgia Private Colleges and
                   Universities Authority, (Agnes Scott
                   College), (MBIA), 4.75%, 6/1/28             1,420,440
------------------------------------------------------------------------
                                                             $ 2,408,790
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.1%
------------------------------------------------------------------------
     $3,100        Georgia Municipal Electric Power
                   Authority, (MBIA), 5.50%, 1/1/20          $ 3,375,869
        900        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(4)      964,125
------------------------------------------------------------------------
                                                             $ 4,339,994
------------------------------------------------------------------------
Insured-Hospital -- 2.5%
------------------------------------------------------------------------
     $1,000        Henry County, Hospital Authority
                   Revenue, (Henry Medical Center, Inc.),
                   (AMBAC), 6.00%, 7/1/29                    $ 1,096,170

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $  400        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), Variable Rate, 8/1/10(1)(2)       $   424,500
------------------------------------------------------------------------
                                                             $ 1,520,670
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.8%
------------------------------------------------------------------------
     $1,000        East Point Building Authority, (FGIC),
                   6.00%, 2/1/10                             $ 1,085,280
------------------------------------------------------------------------
                                                             $ 1,085,280
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 9.9%
------------------------------------------------------------------------
     $1,000        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   5.50%, 7/1/20                             $ 1,029,730
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/11           1,166,670
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/20           1,180,180
        700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                     699,244
        900        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(1)(2)                                  963,477
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(4)        1,002,870
------------------------------------------------------------------------
                                                             $ 6,042,171
------------------------------------------------------------------------
Insured-Transportation -- 8.9%
------------------------------------------------------------------------
     $1,500        Atlanta Airport, (FGIC), 5.60%, 1/1/30    $ 1,568,955
      1,500        Atlanta Metropolitan Rapid
                   Transportation Authority, (MBIA),
                   Variable Rate, 7/1/20(1)(4)                 1,533,315
        750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18             346,140
      2,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36            1,985,580
------------------------------------------------------------------------
                                                             $ 5,433,990
------------------------------------------------------------------------
Insured-Water and Sewer -- 10.0%
------------------------------------------------------------------------
     $1,180        Atlanta, Water and Sewer, (FGIC),
                   5.00%, 11/1/38                            $ 1,153,721
        500        Augusta, Water and Sewer, (FSA),
                   5.25%, 10/1/30                                508,835
      1,000        Cherokee County, Water and Sewer
                   Authority, (FGIC), 4.75%, 8/1/28              946,560
      2,000        Fulton County, Water and Sewer, (FGIC),
                   4.75%, 1/1/28                               1,895,840
      1,000        Henry County, Water and Sewer Authority,
                   (FGIC), 5.625%, 2/1/30                      1,051,560
        500        Upper Oconee Basin, Water Authority,
                   (FGIC), 5.25%, 7/1/27                         506,025
------------------------------------------------------------------------
                                                             $ 6,062,541
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.7%
------------------------------------------------------------------------
     $2,300        Fulton County, Building Authority,
                   Judicial Center, 0.00%, 1/1/10            $ 1,639,992
------------------------------------------------------------------------
                                                             $ 1,639,992
------------------------------------------------------------------------
Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $1,000        Atlanta, Downtown Development Authority,
                   Childcare Facilities, (Central Atlanta
                   Hospitality Childcare Inc.),
                   8.00%, 1/1/26                             $   776,380
------------------------------------------------------------------------
                                                             $   776,380
------------------------------------------------------------------------
Senior Living / Life Care -- 1.7%
------------------------------------------------------------------------
     $1,385        De Kalb County, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                          $   529,070
        500        Fulton County, Residential Elderly Care
                   Facility Authority, (Canterbury Court),
                   6.30%, 10/1/24                                501,035
------------------------------------------------------------------------
                                                             $ 1,030,105
------------------------------------------------------------------------
Water and Sewer -- 3.3%
------------------------------------------------------------------------
     $1,000        De Kalb County, Water and Sewer,
                   5.00%, 10/1/28                            $   986,630
      1,000        De Kalb County, Water and Sewer,
                   5.125%, 10/1/31                             1,000,030
------------------------------------------------------------------------
                                                             $ 1,986,660
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $58,374,256)                             $60,044,555
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   807,096
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $60,851,651
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 49.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.1% to 19.9% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as an inverse floater bond.
 (5)  Non-income producing.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 4.5%
------------------------------------------------------------------------
     $3,000        Kenton County, (Highland Terrace),
                   (AMT), FHA, 6.95%, 12/1/26                $ 3,264,330
------------------------------------------------------------------------
                                                             $ 3,264,330
------------------------------------------------------------------------
Electric Utilities -- 2.2%
------------------------------------------------------------------------
     $3,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $ 1,645,595
------------------------------------------------------------------------
                                                             $ 1,645,595
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.9%
------------------------------------------------------------------------
     $1,000        Elsmmere, (Courtaulds Pkg, Inc.),
                   Prerefunded to 4/1/05, 6.75%, 4/1/10      $ 1,125,130
      1,200        Florence, Housing Facilities, (Blue
                   Grass Housing), Prerefunded to 7/1/07,
                   7.625%, 5/1/27                              1,437,540
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (AMBAC), Prerefunded to
                   11/15/04, 6.75%, 5/15/25(1)                 2,275,660
      1,600        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(2)                                  1,751,232
        545        Russell, Health Systems, Prerefunded to
                   7/1/06, 8.10%, 7/1/15                         659,477
------------------------------------------------------------------------
                                                             $ 7,249,039
------------------------------------------------------------------------
General Obligations -- 4.2%
------------------------------------------------------------------------
     $1,465        Bowling Green, 5.30%, 6/1/19              $ 1,520,919
      1,100        Louisville, 4.50%, 12/1/18                  1,050,632
      1,125        Puerto Rico, 0.00%, 7/1/17                    526,736
------------------------------------------------------------------------
                                                             $ 3,098,287
------------------------------------------------------------------------
Hospital -- 2.0%
------------------------------------------------------------------------
     $1,000        Kentucky Economic Development Finance
                   Authority, (Catholic Health),
                   5.00%, 12/1/27                            $   954,780
        430        Russell, Health Systems, 8.10%, 7/1/15        517,406
------------------------------------------------------------------------
                                                             $ 1,472,186
------------------------------------------------------------------------
Industrial Development Revenue -- 14.7%
------------------------------------------------------------------------
     $2,000        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.125%, 2/1/22               $ 2,121,280
      3,075        Fulton County, Industrial Building,
                   (Chic Jeans), (AMT), 7.50%, 2/1/10(3)          84,563
      1,500        Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/25                               1,530,510
      1,000        Jefferson County, Pollution Control,
                   (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                               1,075,950
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  600        Kenton County Airport, (Delta Airlines),
                   (AMT), 6.125%, 2/1/22                     $   532,260
        250        Kenton County Airport, (Delta Airlines),
                   (AMT), 7.50%, 2/1/12                          249,150
      1,200        Morgantown, Solid Waste Revenue, (IMCO
                   Recycling, Inc.), (AMT), 7.45%, 5/1/22      1,201,920
      1,500        Perry County, Solid Waste Disposal, (TJI
                   International), (AMT), 6.80%, 5/1/26        1,579,140
        915        Powderly, (KMart Corp.), 6.90%, 3/1/07        567,300
      1,820        Wickliffe, Solid Waste Disposal,
                   (Westvaco Corp.), (AMT), 6.375%, 4/1/26     1,847,882
------------------------------------------------------------------------
                                                             $10,789,955
------------------------------------------------------------------------
Insured-Education -- 4.1%
------------------------------------------------------------------------
     $2,000        Lexington-Fayette Urban County,
                   (University of Kentucky, Alumni
                   Association, Inc.), (MBIA),
                   5.00%, 11/1/18                            $ 2,028,680
      1,000        University of Kentucky, University
                   Consolidated Revenue, (FGIC),
                   5.00%, 5/1/19                               1,008,280
------------------------------------------------------------------------
                                                             $ 3,036,960
------------------------------------------------------------------------
Insured-General Obligations -- 3.3%
------------------------------------------------------------------------
     $1,500        Puerto Rico, (AMBAC), 4.50%, 7/1/23       $ 1,423,890
      1,000        Warren County, (Judicial Office Building
                   and Parks), (AMBAC), 5.20%, 9/1/29          1,016,930
------------------------------------------------------------------------
                                                             $ 2,440,820
------------------------------------------------------------------------
Insured-Hospital -- 8.3%
------------------------------------------------------------------------
     $1,500        Daviess County, (ODCH, Inc.), (MBIA),
                   6.25%, 8/1/22                             $ 1,560,345
        750        Jefferson County, Health Facilities
                   Authority, (Jewish Hospital), (AMBAC),
                   6.55%, 5/1/22                                 770,220
        850        Jefferson County, Health Facilities
                   Authority, (University Medical Center),
                   (MBIA), 5.25%, 7/1/22                         854,310
     11,775        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/27                      2,907,365
------------------------------------------------------------------------
                                                             $ 6,092,240
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.1%
------------------------------------------------------------------------
     $1,350        Hardin County, School District Finance
                   Corp., School Building, (FSA),
                   4.75%, 7/1/21                             $ 1,310,823
      1,000        Kentucky Property and Buildings
                   Commission, (FSA), 5.00%, 8/1/21            1,002,570
      1,500        Lexington-Fayette Urban County, (County
                   Detention Center), (FGIC),
                   4.75%, 5/1/24                               1,437,375
------------------------------------------------------------------------
                                                             $ 3,750,768
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.2%
------------------------------------------------------------------------
     $  250        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                              $   249,820
      1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28           1,000,130
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                                  374,686
------------------------------------------------------------------------
                                                             $ 1,624,636
------------------------------------------------------------------------
Insured-Transportation -- 16.1%
------------------------------------------------------------------------
     $  500        Kenton County Airport, (FSA), (AMT),
                   6.30%, 3/1/15                             $   506,765
      3,000        Kenton County Airport, (MBIA), (AMT),
                   6.30%, 3/1/15                               3,263,610
      1,195        Kenton County Airport, (MBIA), (AMT),
                   6.45%, 3/1/15                               1,323,761
      1,000        Kentucky EDA, (State Turnpike
                   Revitalization), (FGIC), 0.00%, 7/1/10        716,220
      1,000        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/18                          992,770
      1,300        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/25                        1,253,928
      5,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           2,307,600
      1,500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28           1,500,210
------------------------------------------------------------------------
                                                             $11,864,864
------------------------------------------------------------------------
Insured-Water and Sewer -- 8.8%
------------------------------------------------------------------------
     $  620        Boone-Florence Water Commission, Water
                   Supply System, (FGIC), 5.00%, 12/1/22     $   620,223
      1,500        Boone-Florence Water Commission, Water
                   Supply System, (FGIC), 5.00%, 12/1/27       1,480,845
      1,000        Campbell and Kenton County, District No.
                   1, (FSA), 5.00%, 8/31/31                      985,560
      2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 4.75%, 5/15/28              1,889,320
      1,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 5.00%, 5/15/30                982,850
        500        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (MBIA), 5.00%, 5/15/36                488,665
------------------------------------------------------------------------
                                                             $ 6,447,463
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 12.8%
------------------------------------------------------------------------
     $1,000        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/12                    $   626,440
      4,990        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/15                      2,603,782
      1,000        Kenton County, (Public Properties
                   Corp.), 5.00%, 3/1/29                         971,850
      1,000        Kentucky Property and Buildings
                   Commission, 5.50%, 11/1/14                  1,090,380
      1,030        Kentucky, League of Cities Funding
                   Trust, Certificates of Participation,
                   6.15%, 8/1/13                               1,123,081
      1,000        Lexington-Fayette Urban County, (County
                   Detention Center), 4.75%, 5/1/20              969,730
      2,000        Owensboro County, Airport Lease, (AMT),
                   5.875%, 6/1/15                              2,031,360
------------------------------------------------------------------------
                                                             $ 9,416,623
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $70,492,264)                             $72,193,766
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $ 1,356,639
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $73,550,405
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 54.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.8% to 22.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Non-income producing security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.1%
------------------------------------------------------------------------
     $2,475        Jefferson Parish, Home Mortgage
                   Authority, Single Family, (FGIC),
                   Escrowed to Maturity, 0.00%, 5/1/17(1)    $ 1,159,438
        100        Louisiana Public Facilities Authority,
                   (Our Lady of the Lake Medical Center),
                   (MBIA), Prerefunded to 5/31/02, Variable
                   Rate, 11/28/14(2)                             104,000
        250        Saint Tammany Parish, Hospital Service
                   District, Prerefunded to 7/1/02,
                   6.50%, 7/1/22                                 259,090
------------------------------------------------------------------------
                                                             $ 1,522,528
------------------------------------------------------------------------
Hospital -- 4.1%
------------------------------------------------------------------------
     $  100        Lafourche Parish, Hospital Service
                   District, 6.00%, 10/1/23                  $   100,425
        650        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                640,386
        500        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            493,790
------------------------------------------------------------------------
                                                             $ 1,234,601
------------------------------------------------------------------------
Housing -- 13.7%
------------------------------------------------------------------------
     $   35        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    36,691
        425        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 6.30%, 12/1/27                         442,888
        445        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 8.00%, 3/1/25                          492,673
      1,980        Louisiana HFA, Single Family,
                   (GNMA/FNMA), 0.00%, 6/1/27                    468,329
        300        Louisiana HFA, Single Family,
                   (GNMA/FNMA), (AMT), 6.55%, 12/1/26            309,627
        400        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   356,328
      1,890        New Orleans Home Mortgage Authority,
                   Single Family, (GNMA/FNMA), (AMT),
                   6.30%, 6/1/28                               1,961,518
------------------------------------------------------------------------
                                                             $ 4,068,054
------------------------------------------------------------------------
Industrial Development Revenue -- 6.1%
------------------------------------------------------------------------
     $  750        Bastrop, (International Paper), (AMT),
                   6.60%, 3/1/19(1)                          $   774,112
        500        Saint Bernard Parish, (Mobil Oil),
                   5.90%, 11/1/26                                520,855
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        South Louisiana Port Commission,
                   (Cargill), 5.85%, 4/1/17                  $   526,335
------------------------------------------------------------------------
                                                             $ 1,821,302
------------------------------------------------------------------------
Insured-Education -- 9.7%
------------------------------------------------------------------------
     $1,000        Louisiana Public Facilities Authority,
                   (Dillard University), (AMBAC),
                   5.00%, 2/1/28                             $   985,520
        750        Louisiana Public Facilities Authority,
                   (Tulane University), (AMBAC),
                   5.00%, 7/1/32(3)                              735,030
      1,100        Louisiana State University, (FGIC),
                   5.75%, 7/1/14                               1,163,756
------------------------------------------------------------------------
                                                             $ 2,884,306
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.7%
------------------------------------------------------------------------
     $  250        Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                      $   255,445
      1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                         850,360
------------------------------------------------------------------------
                                                             $ 1,105,805
------------------------------------------------------------------------
Insured-General Obligations -- 16.6%
------------------------------------------------------------------------
     $  250        Calcasieu Parish, School District,
                   (FGIC), 5.25%, 5/1/20                     $   255,395
        500        Louisiana, (FGIC), 5.00%, 11/15/20            501,540
      3,000        New Orleans, (AMBAC), 0.00%, 9/1/15         1,551,780
      4,000        New Orleans, (AMBAC), 0.00%, 9/1/16         1,942,800
      1,500        New Orleans, (AMBAC), 0.00%, 9/1/17           683,805
------------------------------------------------------------------------
                                                             $ 4,935,320
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.3%
------------------------------------------------------------------------
     $  500        Calcasieu Parish Public Trust Authority
                   Student Lease, (McNeese Student
                   Housing), (MBIA), 5.25%, 5/1/33           $   505,265
        500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Jefferson Parking Garage), (AMBAC),
                   5.00%, 9/1/31                                 486,835
------------------------------------------------------------------------
                                                             $   992,100
------------------------------------------------------------------------
Insured-Other Revenue -- 4.0%
------------------------------------------------------------------------
     $  500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Capital and Equipment Acquisition),
                   (AMBAC), 4.50%, 12/1/18                   $   480,325

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Other Revenue (continued)
------------------------------------------------------------------------
     $  700        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Parking Facility Corp. Garage),
                   (AMBAC), 5.375%, 10/1/31                  $   712,033
------------------------------------------------------------------------
                                                             $ 1,192,358
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.5%
------------------------------------------------------------------------
     $  345        Baton Rouge, Public Improvement, (FGIC),
                   4.75%, 8/1/17                             $   345,107
        250        East Baton Rouge Parish, Public
                   Improvements, (FGIC), 5.00%, 2/1/21           250,303
        750        Jefferson, District Sales Tax and Sales
                   Tax Revenue, (AMBAC), 5.25%, 12/1/22(3)       718,800
        700        Louisiana Stadium and Exposition
                   District, (FGIC), 5.00%, 7/1/26               691,698
        450        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                  449,676
        350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(5)                                     349,622
        300        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                                  321,159
------------------------------------------------------------------------
                                                             $ 3,126,365
------------------------------------------------------------------------
Insured-Transportation -- 4.5%
------------------------------------------------------------------------
     $1,400        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $ 1,329,202
------------------------------------------------------------------------
                                                             $ 1,329,202
------------------------------------------------------------------------
Miscellaneous -- 4.7%
------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(4)(5)   $   404,933
      1,000        Tobacco Settlement Financing Corp.,
                   5.875%, 5/15/39                               980,640
------------------------------------------------------------------------
                                                             $ 1,385,573
------------------------------------------------------------------------
Senior Living / Life Care -- 9.7%
------------------------------------------------------------------------
     $  480        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25            $   504,053
        500        Louisiana HFA, (Saint Dominic Assisted
                   Care Facility), (GNMA), 6.85%, 9/1/25         537,415
      1,000        Louisiana HFA, (Saint Joseph's Manor
                   Retirement Center), (GNMA),
                   7.80%, 12/1/35                              1,101,760
        750        Louisiana PFA, (Glen Retirement System),
                   6.70%, 12/1/25                                753,090
------------------------------------------------------------------------
                                                             $ 2,896,318
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 5.1%
------------------------------------------------------------------------
     $1,000        Louisiana Offshore Terminal Authority,
                   Deepwater Port Revenue, (Loop, LLC),
                   5.20%, 10/1/18                            $ 1,008,550
        500        Mississippi River Bridge Authority,
                   Bridge Revenue, 6.75%, 11/1/12(6)             525,985
------------------------------------------------------------------------
                                                             $ 1,534,535
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.8%
   (identified cost $28,630,098)                             $30,028,367
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                     $  (226,980)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $29,801,387
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 56.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.9% to 30.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2)  Security has been issued as an inverse floater bond.
 (3)  When-issued security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.6%
------------------------------------------------------------------------
     $1,250        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $ 1,298,575
------------------------------------------------------------------------
                                                             $ 1,298,575
------------------------------------------------------------------------
Education -- 6.8%
------------------------------------------------------------------------
     $1,500        Annapolis, EDA, (Saint Johns College),
                   5.50%, 10/1/23                            $ 1,472,970
      2,500        Maryland HEFA, (John Hopkins
                   University), 5.00%, 7/1/32                  2,451,975
      1,300        Maryland HEFA, (Maryland Institute
                   College of Art), 5.50%, 6/1/32              1,298,921
        500        Maryland HEFA, (Maryland Institute
                   College of Art), 5.50%, 6/1/21                503,740
------------------------------------------------------------------------
                                                             $ 5,727,606
------------------------------------------------------------------------
Electric Utilities -- 4.6%
------------------------------------------------------------------------
     $1,500        Calvert, Pollution Control Revenue,
                   (Baltimore Gas and Electric),
                   5.55%, 7/15/14                            $ 1,562,085
      2,225        Prince George's County, Pollution
                   Control Revenue, (Potomac Electric),
                   6.375%, 1/15/23                             2,299,849
------------------------------------------------------------------------
                                                             $ 3,861,934
------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.7%
------------------------------------------------------------------------
     $1,125        Baltimore, SFMR, (Inner Harbor),
                   Escrowed to Maturity, 8.00%, 12/1/10      $ 1,457,374
        750        Guam Power Authority, Prerefunded to
                   10/1/04, 6.625%, 10/1/14                      851,205
      1,175        Maryland HEFA, (Good Samaritan
                   Hospital), Escrowed to Maturity,
                   5.75%, 7/1/19                               1,202,965
      3,000        Maryland HEFA, (Helix Health Issue),
                   (AMBAC), Escrowed to Maturity,
                   5.00%, 7/1/27                               3,049,650
      4,000        Maryland HEFA, (Johns Hopkins
                   University), Prerefunded to 7/1/09,
                   6.00%, 7/1/39                               4,604,560
      1,000        Maryland HEFA, (Union Hospital of
                   Cecil), Prerefunded to 7/1/02,
                   6.70%, 7/1/22                               1,037,890
        500        Montgomery County, EDA, (Bullis School),
                   Prerefunded to 11/1/05, 5.60%, 11/1/18        558,005
        350        Montgomery County, EDA, (Bullis School),
                   Prerefunded to 11/1/05, 5.60%, 11/1/22        390,603
------------------------------------------------------------------------
                                                             $13,152,252
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 2.1%
------------------------------------------------------------------------
     $1,000        Montgomery County, 5.25%, 10/1/19         $ 1,048,040
      1,100        Puerto Rico, 0.00%, 7/1/16                    547,305
        190        Worcester, Sanitary District,
                   6.55%, 8/15/17                                195,713
------------------------------------------------------------------------
                                                             $ 1,791,058
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.6%
------------------------------------------------------------------------
     $1,370        Baltimore County, Economic Development
                   Revenue, (Revisions, Inc.),
                   8.50%, 8/15/25                            $ 1,378,275
------------------------------------------------------------------------
                                                             $ 1,378,275
------------------------------------------------------------------------
Hospital -- 6.8%
------------------------------------------------------------------------
     $  460        Berlin, (Atlantic General Hospital),
                   8.375%, 6/1/22                            $   477,098
      3,000        Maryland HEFA, (Johns Hopkins Hospital),
                   4.50%, 5/15/35                              2,654,700
        800        Maryland HEFA, (University of Maryland
                   Medical System), 6.75%, 7/1/30                868,680
      1,355        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/13(1)                             443,627
      3,800        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/23(1)                           1,244,120
------------------------------------------------------------------------
                                                             $ 5,688,225
------------------------------------------------------------------------
Housing -- 7.6%
------------------------------------------------------------------------
     $1,000        Maryland Community Development
                   Administration Multifamily, FHA, (AMT),
                   6.70%, 5/15/36                            $ 1,052,240
      2,665        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.75%, 4/1/26                               2,741,219
        575        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.80%, 4/1/22                                 592,003
        720        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.80%, 4/1/24                                 743,854
      1,000        Montgomery County, Housing Opportunities
                   Commission, SFMR, 0.00%, 7/1/28               228,990
      1,000        Prince George's County, Housing
                   Authority, (Langely Gardens), (AMT),
                   5.875%, 2/20/39                             1,032,440
------------------------------------------------------------------------
                                                             $ 6,390,746
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 6.9%
------------------------------------------------------------------------
     $1,350        Allegany, PCR, (Westvaco Corp.),
                   6.20%, 1/1/08                             $ 1,442,016
      1,425        Frederick, EDA, (Cargill),
                   6.30%, 11/1/09(2)                           1,493,884
      1,000        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                 888,330
      2,000        Northeast Waste Disposal Authority,
                   Resources Recovery Revenue, (Baltimore
                   Resco Retrofit), (AMT), 4.75%, 1/1/12       1,917,840
------------------------------------------------------------------------
                                                             $ 5,742,070
------------------------------------------------------------------------
Insured-Education -- 7.0%
------------------------------------------------------------------------
     $  460        Maryland HEFA, (College Of Notre Dame),
                   (MBIA), 5.30%, 10/1/18                    $   495,673
      1,000        Maryland HEFA, (Loyola College), (MBIA),
                   5.00%, 10/1/39                                992,900
      2,850        Maryland HEFA, (Loyola College), (MBIA),
                   5.375%, 10/1/26                             2,926,152
      1,200        Morgan State University, Academic and
                   Facilities, (MBIA), 6.10%, 7/1/20           1,402,452
------------------------------------------------------------------------
                                                             $ 5,817,177
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                     $ 1,518,180
      1,550        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(3)(4)         1,651,246
        250        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(5)      267,813
------------------------------------------------------------------------
                                                             $ 3,437,239
------------------------------------------------------------------------
Insured-Hospital -- 9.7%
------------------------------------------------------------------------
     $  990        Maryland HEFA, (Johns Hopkins
                   Medicine-Howard County General
                   Hospital), (MBIA), 5.00%, 7/1/29          $   983,367
      3,850        Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                     3,725,568
      3,150        Puerto Rico ITEM & EC, (Auxilio Mutuo
                   Obligated Group), (MBIA), 6.25%, 7/1/24     3,430,760
------------------------------------------------------------------------
                                                             $ 8,139,695
------------------------------------------------------------------------
Insured-Housing -- 0.6%
------------------------------------------------------------------------
     $  500        Prince George's County, (Keystone
                   Apartments), FHA, (MBIA), 6.80%, 7/1/25   $   510,595
------------------------------------------------------------------------
                                                             $   510,595
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Other Revenue -- 1.8%
------------------------------------------------------------------------
     $1,500        Maryland HEFA, (Johns Hopkins Medical
                   Institutions Parking Facility), (AMBAC),
                   5.00%, 7/1/34                             $ 1,479,060
------------------------------------------------------------------------
                                                             $ 1,479,060
------------------------------------------------------------------------
Insured-Solid Waste -- 6.4%
------------------------------------------------------------------------
     $5,000        NE Maryland Solid Waste Disposal,
                   (MBIA), (AMT), 6.30%, 7/1/16              $ 5,324,650
------------------------------------------------------------------------
                                                             $ 5,324,650
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.9%
------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(3)(5)                              $   999,280
        350        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                  374,686
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.125%, 6/1/24                     1,046,180
------------------------------------------------------------------------
                                                             $ 2,420,146
------------------------------------------------------------------------
Insured-Transportation -- 6.7%
------------------------------------------------------------------------
     $2,000        Maryland Transportation Authority,
                   Baltimore-Washington International
                   Airport, (FGIC), (AMT), 6.25%, 7/1/14     $ 2,161,980
      2,700        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38            2,563,461
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              530,930
        335        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/26(3)(4)                                  371,612
------------------------------------------------------------------------
                                                             $ 5,627,983
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.8%
------------------------------------------------------------------------
     $1,000        Baltimore, Wastewater, (FGIC),
                   5.00%, 7/1/22                             $ 1,027,700
      2,000        Baltimore, Wastewater, (MBIA),
                   5.65%, 7/1/20                               2,162,280
------------------------------------------------------------------------
                                                             $ 3,189,980
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $  800        Frederick County, Urbana Community
                   Development Authority, 6.625%, 7/1/25     $   814,776
------------------------------------------------------------------------
                                                             $   814,776
------------------------------------------------------------------------
Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  500        Maryland Water Quality Financing
                   Administration Revolving Loan Fund,
                   6.55%, 9/1/14                             $   516,520
------------------------------------------------------------------------
                                                             $   516,520
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $82,328,591)                             $82,308,562
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,442,612
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $83,751,174
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 47.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 28.4% of total investments.
 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.6%
------------------------------------------------------------------------
     $1,000        Lake of the Ozarks, (Community Bridge
                   Corp.), Prerefunded to 12/1/06,
                   6.40%, 12/1/25(1)                         $ 1,166,780
        140        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), Prerefunded to
                   8/15/04, 6.625%, 8/15/05                      155,982
        265        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), Prerefunded to
                   8/15/04, 6.625%, 8/15/05                      295,252
        350        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), Prerefunded to
                   8/15/04, 7.50%, 8/15/12                       397,131
        650        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), Prerefunded to
                   8/15/04, 7.50%, 8/15/12                       737,529
      1,005        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), Prerefunded to
                   2/15/06, 6.50%, 2/15/21                     1,147,489
        575        Missouri HEFA, (Saint Louis Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   0.00%, 5/15/08                                451,478
      1,000        Saint Louis County, Mortgage Revenue,
                   (GNMA), (AMT), Escrowed to Maturity,
                   5.40%, 1/1/16                               1,064,800
------------------------------------------------------------------------
                                                             $ 5,416,441
------------------------------------------------------------------------
Hospital -- 14.7%
------------------------------------------------------------------------
     $1,950        Missouri HEFA, (Barnes Jewish
                   Christian), 5.25%, 5/15/14                $ 2,044,029
      1,500        Missouri HEFA, (Childrens Mercy
                   Hospital), 5.30%, 5/15/28                   1,449,795
      1,000        Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                968,480
      1,250        Missouri HEFA, (Jefferson Memorial
                   Hospital), 6.80%, 5/15/25                   1,293,487
        495        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), 6.50%, 2/15/21             509,484
      1,000        Taney County IDA, (The Skaggs Community
                   Hospital Association), 5.30%, 5/15/18         941,800
      1,250        West Plains IDA, (Ozarks Medical
                   Center), 5.65%, 11/15/22                    1,102,712
------------------------------------------------------------------------
                                                             $ 8,309,787
------------------------------------------------------------------------
Housing -- 4.3%
------------------------------------------------------------------------
     $  990        Jefferson County IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                            $   977,665
        550        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.45%, 9/1/27            580,536
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------

     $  335        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.75%, 6/1/24        $   342,176
        460        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 7.25%, 9/1/26            511,980
------------------------------------------------------------------------
                                                             $ 2,412,357
------------------------------------------------------------------------
Industrial Development Revenue -- 9.1%
------------------------------------------------------------------------
     $1,035        Jefferson County, (Kmart Corp.),
                   6.40%, 8/1/08                             $   641,700
        690        Kansas City IDA, (Airline Cargo
                   Facilities), (AMT), 8.50%, 1/1/17             719,663
      1,500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                              1,498,875
      1,200        Missouri Environmental Improvement and
                   Energy Resources Authority, (American
                   Cyanamid), 5.80%, 9/1/09                    1,236,768
      1,000        Saint Louis IDA, (Anheuser-Busch),
                   (AMT), 5.875%, 11/1/26                      1,029,460
------------------------------------------------------------------------
                                                             $ 5,126,466
------------------------------------------------------------------------
Insured-Education -- 2.1%
------------------------------------------------------------------------
     $1,250        Missouri HEFA, (St. Louis University
                   High School), (AMBAC), 4.75%, 10/1/24     $ 1,205,462
------------------------------------------------------------------------
                                                             $ 1,205,462
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.4%
------------------------------------------------------------------------
     $2,250        Missouri Environmental Improvement and
                   Energy Resources Authority, (Union
                   Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                            $ 2,287,530
        700        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(2)      749,875
------------------------------------------------------------------------
                                                             $ 3,037,405
------------------------------------------------------------------------
Insured-General Obligations -- 1.8%
------------------------------------------------------------------------
     $2,000        Saint Charles County, (Francis Howell
                   School District), (FGIC), 0.00%, 3/1/16   $ 1,002,720
------------------------------------------------------------------------
                                                             $ 1,002,720
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 10.6%
------------------------------------------------------------------------
     $  800        Jackson County, (Saint Joseph's Health
                   System), (MBIA), 6.50%, 7/1/19            $   827,688
      1,500        Missouri HEFA, (Heartland Health),
                   (AMBAC), 6.35%, 11/15/17                    1,582,275
      9,500        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 0.00%, 9/1/20              3,581,975
------------------------------------------------------------------------
                                                             $ 5,991,938
------------------------------------------------------------------------
Insured-Housing -- 2.8%
------------------------------------------------------------------------
     $1,500        SCA, MFMR Receipts, Springfield, (FSA),
                   7.10%, 1/1/30                             $ 1,600,455
------------------------------------------------------------------------
                                                             $ 1,600,455
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
------------------------------------------------------------------------
     $2,000        Saint Louis IDA, (Convention Center
                   Hotel), (AMBAC), 0.00%, 7/15/19           $   808,440
------------------------------------------------------------------------
                                                             $   808,440
------------------------------------------------------------------------
Insured-Other Revenue -- 2.7%
------------------------------------------------------------------------
     $  750        Missouri Development Finance Authority,
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.00%, 12/1/30       $   738,135
        750        Missouri Development Finance Authority,
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.25%, 12/1/22           766,897
------------------------------------------------------------------------
                                                             $ 1,505,032
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 7.4%
------------------------------------------------------------------------
     $1,500        Bi-State Development Agency, Illinois
                   Metropolitan District, (Saint Clair
                   County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                             $ 1,482,585
        700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     699,244
        900        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(3)(4)                                  963,477
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(4)        1,002,870
------------------------------------------------------------------------
                                                             $ 4,148,176
------------------------------------------------------------------------
Insured-Transportation -- 2.8%
------------------------------------------------------------------------
     $  500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/26(3)(4)                              $   554,645
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Transportation (continued)
------------------------------------------------------------------------
     $  910        Saint Louis Airport, (Lambert
                   International Airport), (FGIC), (AMT),
                   6.00%, 7/1/14                             $ 1,028,437
------------------------------------------------------------------------
                                                             $ 1,583,082
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.3%
------------------------------------------------------------------------
     $1,000        Missouri Regional Convention and Sports
                   Complex Authority, 5.50%, 8/15/21         $ 1,012,060
      1,350        Saint Louis County, Regional Convention
                   and Sports Complex Authority,
                   5.50%, 8/15/13                              1,406,039
------------------------------------------------------------------------
                                                             $ 2,418,099
------------------------------------------------------------------------
Nursing Home -- 2.3%
------------------------------------------------------------------------
     $  300        Cass County, (Fox Springs Living
                   Center), 7.375%, 10/1/22                  $   305,715
      1,000        Kansas City IDA, (Beverly Enterprises),
                   8.00%, 12/1/02                              1,014,540
------------------------------------------------------------------------
                                                             $ 1,320,255
------------------------------------------------------------------------
Other Revenue -- 2.2%
------------------------------------------------------------------------
     $  500        Saint Louis IDA, (Saint Louis
                   Convention), (AMT), 7.20%, 12/15/28       $   523,230
        750        Saint Louis IDA, (Saint Louis Science
                   Center), 6.40%, 11/1/19                       739,238
------------------------------------------------------------------------
                                                             $ 1,262,468
------------------------------------------------------------------------
Pooled Loans -- 5.0%
------------------------------------------------------------------------
     $2,750        Missouri Higher Education Loan
                   Authority, Student Loan, (AMT),
                   5.45%, 2/15/09                            $ 2,838,193
------------------------------------------------------------------------
                                                             $ 2,838,193
------------------------------------------------------------------------
Senior Living / Life Care -- 6.1%
------------------------------------------------------------------------
     $1,000        Kansas City IDR, (Kingswood Manor),
                   5.80%, 11/15/17                           $   905,140
      1,500        Missouri HEFA, (Lutheran Senior
                   Services), 6.375%, 2/1/27                   1,533,975
      1,000        Saint Louis County, IDA Health
                   Facilities Revenue, (Jewish Center),
                   5.50%, 2/20/36                              1,021,820
------------------------------------------------------------------------
                                                             $ 3,460,935
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 3.5%
------------------------------------------------------------------------
     $1,000        Missouri Environmental Improvement and
                   Energy Resources Authority State
                   Revolving Fund, Water Pollution Control,
                   0.00%, 1/1/14                             $   563,040
      1,250        Missouri Environmental Improvement and
                   Energy Resources Authority, (Revolving
                   Fund Program), 7.20%, 7/1/16                1,404,511
------------------------------------------------------------------------
                                                             $ 1,967,551
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.1%
   (identified cost $52,103,347)                             $55,415,262
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.9%                       $ 1,049,463
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $56,464,725
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 38.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.7% to 15.2% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.6%
------------------------------------------------------------------------
     $1,500        North Carolina Educational Facilities
                   Finance Agency, (Duke University),
                   5.125%, 10/1/41                           $ 1,492,365
        300        North Carolina Educational Facilities
                   Finance Agency, (High Point University),
                   5.125%, 9/1/21                                294,198
      8,410        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/17                         3,890,886
      1,980        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/21                           714,047
------------------------------------------------------------------------
                                                             $ 6,391,496
------------------------------------------------------------------------
Electric Utilities -- 14.9%
------------------------------------------------------------------------
     $1,015        Chatham County Industrial Facilities and
                   Pollution, (Carolina Power and Light),
                   6.30%, 6/15/14                            $ 1,050,312
      1,250        North Carolina Eastern Municipal Power
                   Agency, 6.75%, 1/1/26                       1,330,225
      5,000        North Carolina Eastern Municipal Power
                   Authority, 6.125%, 1/1/09                   5,412,400
      3,500        North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                    3,692,010
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 940,340
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 940,340
      1,000        Wake County, Industrial Facilities and
                   Pollution Control Financing Authority,
                   (Carolina Power and Light Co.),
                   5.375%, 2/1/17                              1,014,030
------------------------------------------------------------------------
                                                             $14,379,657
------------------------------------------------------------------------
Escrowed / Prerefunded -- 9.4%
------------------------------------------------------------------------
     $3,210        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   4.00%, 1/1/18                             $ 2,977,756
        440        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   5.00%, 1/1/21                                 449,156
      2,210        North Carolina Eastern Municipal Power
                   Authority, Escrowed to Maturity,
                   5.00%, 1/1/17                               2,303,704
      1,500        North Carolina Medical Care Commission,
                   (Annie Penn Memorial Hospital),
                   Prerefunded to 1/1/15, 5.375%, 1/1/22       1,557,480
        620        Orange County, Water and Sewer
                   Authority, Prerefunded to 7/1/03,
                   5.20%, 7/1/16                                 661,249
      1,000        Virgin Islands Public Finance Authority,
                   Prerefunded to 10/1/02, 7.25%, 10/1/18      1,054,820
------------------------------------------------------------------------
                                                             $ 9,004,165
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations -- 6.5%
------------------------------------------------------------------------
     $1,000        Charlotte, 5.60%, 6/1/20                  $ 1,077,210
        175        Eden, Water and Sewer Bonds, General
                   Obligation, (AMT), 6.75%, 6/1/08              180,544
      1,000        New Hanover County, 5.75%, 11/1/17          1,106,680
      3,550        North Carolina Capital Improvements,
                   4.75%, 2/1/12                               3,658,168
        500        Puerto Rico, 0.00%, 7/1/17                    234,105
------------------------------------------------------------------------
                                                             $ 6,256,707
------------------------------------------------------------------------
Hospital -- 13.3%
------------------------------------------------------------------------
     $2,090        Charlotte-Mecklenberg Hospital
                   Authority, 0.00%, 1/1/06                  $ 1,829,189
      1,750        Charlotte-Mecklenberg Hospital
                   Authority, 5.00%, 1/15/31                   1,696,608
      3,400        North Carolina Medical Care Commission,
                   (Duke University Hospital),
                   0.00%, 6/1/09                               2,450,482
      1,000        North Carolina Medical Care Commission,
                   (Gaston Health Care), 5.00%, 2/15/29          951,000
        500        North Carolina Medical Care Commission,
                   (Halifax Regional Medical Center),
                   5.00%, 8/15/24                                433,475
      2,000        North Carolina Medical Care Commission,
                   (North Carolina Baptist Hospital),
                   6.00%, 6/1/22                               2,039,680
      1,750        North Carolina Medical Care Commission,
                   (Pitt County Memorial Hospital),
                   4.75%, 12/1/28                              1,598,135
      1,700        North Carolina Medical Care Commission,
                   (Presbyterian Health Services),
                   6.00%, 10/1/24                              1,780,189
------------------------------------------------------------------------
                                                             $12,778,758
------------------------------------------------------------------------
Housing -- 5.9%
------------------------------------------------------------------------
     $1,400        Charlotte Housing Authority, (Double
                   Oaks), FHA, (FNMA), 7.35%, 5/15/26        $ 1,500,576
        285        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                          298,768
      1,595        North Carolina HFA, MFMR, (AMT),
                   6.45%, 9/1/27                               1,671,129
      1,615        North Carolina HFA, SFMR, (AMT),
                   6.60%, 9/1/26                               1,663,030
        970        Raleigh Housing Authority, Multifamily,
                   (Cedar Point), 7.00%, 11/1/30(1)              533,500
------------------------------------------------------------------------
                                                             $ 5,667,003
------------------------------------------------------------------------
Industrial Development Revenue -- 7.3%
------------------------------------------------------------------------
     $2,750        Haywood County IDA, (Champion
                   International), (AMT), 5.50%, 10/1/18(2)  $ 2,662,688
      1,375        Martin County IDA, (Weyerhaeuser),
                   (AMT), 6.80%, 5/1/24                        1,444,479
      2,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,974,475

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  850        Robeson County, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Campbell Soup),
                   6.40%, 12/1/06                            $   964,062
------------------------------------------------------------------------
                                                             $ 7,045,704
------------------------------------------------------------------------
Insured-Education -- 3.4%
------------------------------------------------------------------------
     $1,375        East Carolina University, (AMBAC),
                   5.25%, 11/1/21                            $ 1,411,438
      1,900        University of North Carolina, (MBIA),
                   4.50%, 10/1/18                              1,819,497
------------------------------------------------------------------------
                                                             $ 3,230,935
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.5%
------------------------------------------------------------------------
     $4,000        North Carolina Eastern Municipal Power
                   Authority, (Catawba Electric), (MBIA),
                   Variable Rate, 1/1/12(3)                  $ 4,235,000
      1,500        North Carolina Eastern Municipal Power
                   Authority, (FSA), Variable Rate,
                   1/1/19(3)(4)                                1,502,565
      1,400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(3)    1,426,250
------------------------------------------------------------------------
                                                             $ 7,163,815
------------------------------------------------------------------------
Insured-Hospital -- 2.0%
------------------------------------------------------------------------
     $  500        Cumberland County Hospital, (MBIA),
                   0.00%, 10/1/09                            $   365,235
        935        North Carolina Medical Care Commission,
                   (Memorial Mission Hospital), (FSA),
                   0.00%, 10/1/06                                800,725
      1,500        North Carolina Medical Care Commission,
                   (Wilson Memorial Hospital), (AMBAC),
                   0.00%, 11/1/15                                768,585
------------------------------------------------------------------------
                                                             $ 1,934,545
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.9%
------------------------------------------------------------------------
     $1,575        Franklin, County Jail, (FGIC),
                   6.625%, 6/1/14                            $ 1,759,322
      1,000        Mooresville School District, (AMBAC),
                   6.35%, 10/1/14                              1,044,680
------------------------------------------------------------------------
                                                             $ 2,804,002
------------------------------------------------------------------------
Insured-Transportation -- 5.6%
------------------------------------------------------------------------
     $3,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36          $ 2,978,370
      1,375        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36            1,460,058
      1,000        Raleigh Durham, Airport Authority,
                   (FGIC), 5.00%, 11/1/31                        975,020
------------------------------------------------------------------------
                                                             $ 5,413,448
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.4%
------------------------------------------------------------------------
     $1,745        Broad River, Water Authority Water
                   System, (MBIA), 5.375%, 6/1/26            $ 1,797,577
      1,500        Kannapolis, Water and Sewer, (FSA),
                   (AMT), 5.25%, 2/1/26                        1,492,860
------------------------------------------------------------------------
                                                             $ 3,290,437
------------------------------------------------------------------------
Water and Sewer -- 10.0%
------------------------------------------------------------------------
     $1,700        Charlotte, Storm Water, 5.00%, 6/1/25     $ 1,702,040
      3,500        Charlotte, Water and Sewer,
                   5.25%, 6/1/25                               3,567,830
      1,380        Orange County, Water and Sewer
                   Authority, 5.20%, 7/1/16                    1,405,585
      1,000        Raleigh, Combined Enterprise System,
                   4.75%, 3/1/26                                 961,890
      2,000        Winston-Salem, Water and Sewer System,
                   5.125%, 6/1/28                              2,012,060
------------------------------------------------------------------------
                                                             $ 9,649,405
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $89,730,962)                             $95,010,077
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $ 1,256,249
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $96,266,326
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 25.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 13.3% of total investments.
 (1)  Non income producing security
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $2,000        Western Generation Agency, (Wauna
                   Cogeneration), (AMT), 7.40%, 1/1/16       $ 2,045,700
------------------------------------------------------------------------
                                                             $ 2,045,700
------------------------------------------------------------------------
Education -- 1.3%
------------------------------------------------------------------------
     $1,000        Salem Educational Facilities Authority,
                   (Willamette University), 6.10%, 4/1/14    $ 1,040,680
------------------------------------------------------------------------
                                                             $ 1,040,680
------------------------------------------------------------------------
Electric Utilities -- 1.2%
------------------------------------------------------------------------
     $1,000        Northern Wasco County, (Bonneville Power
                   Administration), 5.20%, 12/1/24           $ 1,006,360
------------------------------------------------------------------------
                                                             $ 1,006,360
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.1%
------------------------------------------------------------------------
     $2,000        Medford, Rogue Valley Memorial Hospital,
                   Escrowed to Maturity, 6.25%, 12/1/07      $ 2,268,620
        300        Puerto Rico Infrastructure Financing
                   Authority, Escrowed to Maturity,
                   Variable Rate, 10/1/32(1)(2)                  378,471
      1,500        Tri-County Metropolitan Transportation
                   District, Prerefunded to 8/01/02,
                   5.70%, 8/1/13                               1,542,150
------------------------------------------------------------------------
                                                             $ 4,189,241
------------------------------------------------------------------------
General Obligations -- 19.2%
------------------------------------------------------------------------
     $  700        Lane County, Eugene School District,
                   5.375%, 7/1/13                            $   709,345
      1,565        Oregon Board of Higher Education,
                   0.00%, 8/1/20                                 611,148
      1,000        Oregon Board of Higher Education,
                   5.00%, 8/1/22                               1,001,660
      1,000        Oregon Board of Higher Education,
                   6.00%, 10/15/18                             1,023,060
      1,250        Oregon Elderly and Disabled Housing,
                   6.375%, 8/1/24                              1,283,687
      4,610        Oregon Elderly and Disabled Housing,
                   (AMT), 5.65%, 8/1/26                        4,668,777
      1,260        Oregon Veterans Welfare, 5.90%, 10/1/17     1,330,258
      1,250        Portland, Community College District,
                   5.00%, 6/1/21                               1,256,812
      4,850        Puerto Rico, 0.00%, 7/1/17                  2,270,818
      1,750        Puerto Rico, 4.75%, 7/1/23                  1,660,978
------------------------------------------------------------------------
                                                             $15,816,543
------------------------------------------------------------------------
Hospital -- 2.7%
------------------------------------------------------------------------
     $2,105        Hood River County, Health Facilities
                   Authority, Elderly Housing, (Down
                   Manor), 6.50%, 1/1/17                     $ 2,212,608
------------------------------------------------------------------------
                                                             $ 2,212,608
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Housing -- 21.1%
------------------------------------------------------------------------
     $  990        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                            $   931,451
        750        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 5.70%, 7/1/29        757,095
      1,500        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 6.20%, 7/1/28      1,548,960
      1,585        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.20%, 7/1/27      1,659,463
      1,200        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.40%, 7/1/26      1,259,160
      1,785        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.45%, 7/1/26      1,875,464
      3,710        Portland Housing Authority, MFMR, (Berry
                   Ridge), (AMT), 6.30%, 5/1/29                3,811,543
      2,875        Portland Housing Authority, MFMR,
                   (Cherry Blossom), (AMT),
                   6.20%, 12/20/36                             2,969,789
      1,000        Portland Housing Authority, MFMR,
                   (Village Court), 6.00%, 1/1/27              1,009,920
      1,500        Washington County Housing Authority,
                   MFMR, (Bethany Meadows), (AMT),
                   5.85%, 9/1/27                               1,528,425
------------------------------------------------------------------------
                                                             $17,351,270
------------------------------------------------------------------------
Industrial Development Revenue -- 9.6%
------------------------------------------------------------------------
     $  500        Oregon EDA, (Georgia-Pacific), (AMT),
                   5.70%, 12/1/25                            $   439,830
      3,500        Port of Astoria, PCR, (James River
                   Corp.), 6.55%, 2/1/15                       3,522,540
      1,000        Port of Portland, (North Portland Crown
                   Zellerbach Corp.), 6.125%, 5/15/08          1,002,890
      1,500        Port of Portland, Special Obligation
                   Revenue Bonds, (Delta Airlines, Inc.),
                   (AMT), 6.20%, 9/1/22                        1,267,110
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               592,343
      1,320        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23             1,061,504
------------------------------------------------------------------------
                                                             $ 7,886,217
------------------------------------------------------------------------
Insured-Education -- 5.4%
------------------------------------------------------------------------
     $4,850        Oregon Health Science University,
                   (MBIA), 0.00%, 7/1/21                     $ 1,753,421
      1,000        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.00%, 10/1/13                              1,090,120
      1,500        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.125%, 10/1/24                             1,635,870
------------------------------------------------------------------------
                                                             $ 4,479,411
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.2%
------------------------------------------------------------------------
     $1,000        Emerald People's Utility District,
                   Electric System, (AMBAC), 5.75%, 11/1/16  $ 1,042,940
      1,000        Eugene, Electric Utility, (FSA),
                   5.25%, 8/1/22                               1,021,960
      1,600        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        1,562,224
      5,300        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                       2,575,376
        500        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(3)      535,625
------------------------------------------------------------------------
                                                             $ 6,738,125
------------------------------------------------------------------------
Insured-General Obligations -- 6.6%
------------------------------------------------------------------------
     $2,000        Clackamas County, School District No.
                   007J, (Lake Oswego), (MBIA),
                   5.00%, 6/1/26                             $ 1,995,660
      1,000        Columbia, School District No. 502,
                   (FGIC), 0.00%, 6/1/17                         468,250
      1,000        Salem-Keizer, School District No. 24J,
                   (FGIC), 5.00%, 6/1/17                       1,019,120
      1,900        Umatilla County, School District No.
                   008R, (MBIA), 5.20%, 6/15/19                1,942,655
------------------------------------------------------------------------
                                                             $ 5,425,685
------------------------------------------------------------------------
Insured-Hospital -- 0.6%
------------------------------------------------------------------------
     $  500        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Peace
                   Health), (AMBAC), 5.00%, 11/15/32         $   490,570
------------------------------------------------------------------------
                                                             $   490,570
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.4%
------------------------------------------------------------------------
     $1,500        Oregon Department of Administration
                   Services, (MBIA), 5.25%, 11/1/20          $ 1,539,750
      1,250        Oregon Department of General Services,
                   Real Property Financing Program,
                   (AMBAC), 6.25%, 9/1/15                      1,290,825
------------------------------------------------------------------------
                                                             $ 2,830,575
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.4%
------------------------------------------------------------------------
     $1,000        Portland, Arena Natural Gas Tax Revenue,
                   (AMBAC), 0.00%, 6/1/17                    $   409,390
      1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(2)                                   1,398,488
      1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28           1,000,130
------------------------------------------------------------------------
                                                             $ 2,808,008
------------------------------------------------------------------------
Insured-Transportation -- 2.2%
------------------------------------------------------------------------
     $1,000        Oregon Department of Transportation,
                   (Westside Light Rail), (MBIA),
                   6.25%, 6/1/09                             $ 1,100,780
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Transportation (continued)
------------------------------------------------------------------------
     $  700        Puerto Rico Highway and Transportation
                   Authority, (FSA), 11.355%, 7/1/32         $   693,364
------------------------------------------------------------------------
                                                             $ 1,794,144
------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
------------------------------------------------------------------------
     $  750        Washington County, Clean Water Services,
                   (Senior Lien), (FGIC), 5.00%, 10/1/21     $   752,520
------------------------------------------------------------------------
                                                             $   752,520
------------------------------------------------------------------------
Miscellaneous -- 1.2%
------------------------------------------------------------------------
     $  980        City of Union, (Buffalo Peak Golf Club),
                   6.75%, 7/1/24                             $   970,406
------------------------------------------------------------------------
                                                             $   970,406
------------------------------------------------------------------------
Special Tax Revenue -- 3.5%
------------------------------------------------------------------------
     $2,475        Portland Limited Tax General Obligation,
                   0.00%, 6/1/22                             $   847,638
      2,000        Tri-County Metropolitan Transportation
                   District, Variable Rate, 8/1/19(1)(3)       2,035,640
------------------------------------------------------------------------
                                                             $ 2,883,278
------------------------------------------------------------------------
Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $2,000        Clackamas County, Water Revenue,
                   6.375%, 10/1/14                           $ 2,229,740
------------------------------------------------------------------------
                                                             $ 2,229,740
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.8%
   (identified cost $79,538,927)                             $82,951,081
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                     $  (667,734)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $82,283,347
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 30.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 16.4% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 4.2%
------------------------------------------------------------------------
     $  500        Berkeley County, (South Carolina
                   Electric and Gas), 6.50%, 10/1/14         $   526,555
      1,150        Darlington County, (Carolina Power and
                   Light), 6.60%, 11/1/10                      1,213,192
------------------------------------------------------------------------
                                                             $ 1,739,747
------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.9%
------------------------------------------------------------------------
     $  350        Myrtle Beach Convention Center,
                   Prerefunded to 7/1/02, 6.875%, 7/1/17     $   363,426
------------------------------------------------------------------------
                                                             $   363,426
------------------------------------------------------------------------
General Obligations -- 12.3%
------------------------------------------------------------------------
     $  350        Beaufort County, School District,
                   5.00%, 3/1/20                             $   352,398
      1,500        Charleston County, School District,
                   5.00%, 2/1/25                               1,492,845
        695        Kershaw County, School District,
                   5.00%, 2/1/18                                 706,106
        600        Orangeburg County, Consolidated School
                   District No. 5, 5.625%, 3/1/19                636,474
        500        Puerto Rico, 0.00%, 7/1/18                    219,840
        270        Puerto Rico, 4.50%, 7/1/23                    245,950
        500        Richland County, School District,
                   4.625%, 3/1/22                                471,330
        500        South Carolina, 4.75%, 4/1/20                 493,705
        500        South Carolina, 4.75%, 4/1/21                 491,660
------------------------------------------------------------------------
                                                             $ 5,110,308
------------------------------------------------------------------------
Hospital -- 6.6%
------------------------------------------------------------------------
     $  940        Horry County, (Conway Hospital),
                   6.75%, 7/1/12                             $   972,477
        750        Loris, Community Hospital District,
                   5.625%, 1/1/29                                705,990
      1,000        South Carolina Jobs Economic Development
                   Authority, (Oconee Memorial Hospital),
                   (CLEE), 6.15%, 3/1/25                       1,076,320
------------------------------------------------------------------------
                                                             $ 2,754,787
------------------------------------------------------------------------
Housing -- 6.1%
------------------------------------------------------------------------
     $1,280        South Carolina Housing Finance
                   Authority, MFMR, (Runaway Bay
                   Apartments), 6.20%, 12/1/20               $ 1,338,278
      1,150        South Carolina Housing Finance
                   Authority, SFMR, 6.45%, 7/1/17              1,191,538
------------------------------------------------------------------------
                                                             $ 2,529,816
------------------------------------------------------------------------
Industrial Development Revenue -- 18.1%
------------------------------------------------------------------------
     $1,250        Darlington County, (Nucor), (AMT),
                   5.75%, 8/1/23(1)                          $ 1,266,762
      1,000        Darlington County, (Sonoco Products),
                   6.00%, 4/1/26                               1,021,120
        360        Florence County, (Stone Container),
                   7.375%, 2/1/07                                356,332
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $1,000        Georgetown County, (International
                   Paper), 5.70%, 10/1/21                    $   967,320
        400        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               315,916
      1,000        Richland County, (Union Camp), (AMT),
                   6.75%, 5/1/22                               1,024,320
      1,500        Spartanburg County, Solid Waste,
                   (Bavarian Motor Works Corp.), (AMT),
                   7.55%, 11/1/24                              1,622,415
      1,000        York County, (Hoechst Celanese), (AMT),
                   5.70%, 1/1/24                                 951,980
------------------------------------------------------------------------
                                                             $ 7,526,165
------------------------------------------------------------------------
Insured-Education -- 1.2%
------------------------------------------------------------------------
     $  500        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA), Variable
                   Rate, 7/1/33(2)(3)                        $   494,015
------------------------------------------------------------------------
                                                             $   494,015
------------------------------------------------------------------------
Insured-Electric Utilities -- 12.3%
------------------------------------------------------------------------
     $1,000        Piedmont Municipal Power Agency, (MBIA),
                   4.00%, 1/1/23                             $   836,550
        195        Piedmont Municipal Power Agency, (MBIA),
                   6.30%, 1/1/14                                 205,292
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          976,390
      2,500        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                       1,214,800
        500        South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/37                         492,850
      1,000        South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/21(4)                    1,001,810
        400        South Carolina Public Service Authority,
                   (MBIA), 5.00%, 1/1/29                         390,444
------------------------------------------------------------------------
                                                             $ 5,118,136
------------------------------------------------------------------------
Insured-General Obligations -- 4.8%
------------------------------------------------------------------------
     $1,000        Lancaster County, School District,
                   (FSA), 4.75%, 3/1/18                      $   989,280
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/26                         496,885
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/28                         495,900
------------------------------------------------------------------------
                                                             $ 1,982,065
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 7.3%
------------------------------------------------------------------------
     $1,000        Greenville Hospital System, (AMBAC),
                   5.00%, 5/1/31                             $   973,730
      1,000        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   5.45%, 8/1/15                               1,018,050
      1,000        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   Variable Rate, 8/1/15(5)(6)                 1,035,000
------------------------------------------------------------------------
                                                             $ 3,026,780
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.8%
------------------------------------------------------------------------
     $  500        Charleston County, (Charleston Public
                   Facilities Corp.), (MBIA), 6.10%, 6/1/11  $   547,585
      1,000        Florence County, (Law Enforcement
                   Center), (AMBAC), 6.00%, 3/1/14             1,054,430
------------------------------------------------------------------------
                                                             $ 1,602,015
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.6%
------------------------------------------------------------------------
     $  260        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                 $   259,719
------------------------------------------------------------------------
                                                             $   259,719
------------------------------------------------------------------------
Insured-Transportation -- 5.8%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $   712,072
      1,000        Richland-Lexington, Airport District,
                   (Columbia Metropolitan Airport), (FSA),
                   5.00%, 1/1/31                                 973,860
        750        South Carolina Transportation
                   Infrastructure, (AMBAC),
                   5.125%, 10/1/31                               744,878
------------------------------------------------------------------------
                                                             $ 2,430,810
------------------------------------------------------------------------
Insured-Water and Sewer -- 8.9%
------------------------------------------------------------------------
     $  750        Beaufort-Jasper, Water and Sewer
                   Authority, (FSA), 5.00%, 3/1/26           $   741,218
      2,000        Charleston, Waterworks and Sewer,
                   (FGIC), 4.50%, 1/1/24                       1,829,360
        400        Edgefield County, Water and Sewer
                   Authority, (FGIC), 5.00%, 1/1/28              394,264
        750        Grand Strand, Water and Sewer Authority,
                   (FSA), 5.00%, 6/1/31                          736,928
------------------------------------------------------------------------
                                                             $ 3,701,770
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.9%
------------------------------------------------------------------------
     $  750        Lexington County School District,
                   6.90%, 7/1/08                             $   807,653
------------------------------------------------------------------------
                                                             $   807,653
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 1.5%
------------------------------------------------------------------------
     $  550        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(3)   $   636,323
------------------------------------------------------------------------
                                                             $   636,323
------------------------------------------------------------------------
Pooled Loans -- 2.5%
------------------------------------------------------------------------
     $1,000        South Carolina Education Authority,
                   Student Loan, (AMT), 6.30%, 9/1/08        $ 1,050,700
------------------------------------------------------------------------
                                                             $ 1,050,700
------------------------------------------------------------------------
Transportation -- 1.7%
------------------------------------------------------------------------
     $1,000        Connector 2000 Association Inc., Bridge
                   & Toll Road Revenue, (Southern
                   Connector), 5.25%, 1/1/23                 $   729,160
------------------------------------------------------------------------
                                                             $   729,160
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.5%
   (identified cost $40,006,416)                             $41,863,395
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.5)%                     $  (220,569)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $41,642,826
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 44.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.3% to 15.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  When-issued security.
 (5)  Security has been issued as an inverse floater bond.
 (6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 4.2%
------------------------------------------------------------------------
     $  500        Metropolitan Government of Nashville and
                   Davidson County, (Belmont University),
                   6.40%, 12/1/19                            $   515,610
      1,500        Metropolitan Government of Nashville and
                   Davidson County, (Vanderbilt
                   University), 5.00%, 10/1/28                 1,477,800
------------------------------------------------------------------------
                                                             $ 1,993,410
------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.5%
------------------------------------------------------------------------
     $1,000        Johnson, School District Sales Tax,
                   (AMBAC), Prerefunded to 5/1/06,
                   6.70%, 5/1/21                             $ 1,143,910
        750        Metropolitan Government of Nashville and
                   Davidson County, (Charity Obligated
                   Group), Prerefunded to 11/1/10,
                   5.125%, 11/1/27                               813,397
      1,500        Shelby County, (Lebonheur Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.50%, 8/15/12                              1,637,685
      1,200        Tennessee Local Development Authority,
                   Community Provider, Prerefunded to
                   10/1/04, 6.55%, 10/1/23                     1,351,812
------------------------------------------------------------------------
                                                             $ 4,946,804
------------------------------------------------------------------------
Hospital -- 4.7%
------------------------------------------------------------------------
     $  250        Knox County, HEFA, (Mercy Health
                   System), 6.50%, 10/1/12                   $   253,850
      1,000        Montgomery County, (Clarksville Regional
                   Health System), 5.375%, 1/1/28                888,450
      1,000        Sumner County, (Sumner Regional Health
                   Systems), 7.50%, 11/1/14                    1,088,370
------------------------------------------------------------------------
                                                             $ 2,230,670
------------------------------------------------------------------------
Housing -- 9.2%
------------------------------------------------------------------------
     $  750        Knoxville Community Development Corp.,
                   (Clinton Towers), 6.65%, 10/15/10         $   766,748
        750        Metropolitan Government of Nashville and
                   Davidson County, (The Park at
                   Hermitage), 5.90%, 2/1/19                     762,090
        935        Tennessee Housing Development Agency,
                   5.375%, 7/1/23                                937,104
        945        Tennessee Housing Development Agency,
                   5.85%, 7/1/13                                 975,873
        895        Tennessee Housing Development Agency,
                   (AMT), 5.75%, 7/1/24                          905,480
------------------------------------------------------------------------
                                                             $ 4,347,295
------------------------------------------------------------------------
Industrial Development Revenue -- 11.6%
------------------------------------------------------------------------
     $  750        Chattanooga, (E.I. du Pont de Nemours),
                   6.35%, 7/1/22                             $   784,725
        500        Hardeman County, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17              485,290
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        Humphreys County, (E.I. du Pont de
                   Nemours), (AMT), 6.70%, 5/1/24            $   540,795
      1,000        Loudon County, (Kimberly-Clark), (AMT),
                   6.20%, 2/1/23(1)                            1,028,830
        750        Maury County, (Saturn), 6.50%, 9/1/24         802,950
        500        McMinn County, (Calhoun Newsprint -
                   Bowater), (AMT), 7.40%, 12/1/22               518,510
        250        Memphis-Shelby County Airport Authority,
                   (Federal Express), 6.75%, 9/1/12              256,968
      1,000        Memphis-Shelby County Airport Authority,
                   (Federal Express), (AMT), 6.20%, 7/1/14     1,002,310
        186        Metropolitan Government of Nashville and
                   Davidson County, (Osco Treatment
                   Systems), (AMT), 6.00%, 5/1/03(2)              69,910
------------------------------------------------------------------------
                                                             $ 5,490,288
------------------------------------------------------------------------
Insured-Education -- 5.0%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, (Meharry Medical
                   College), (AMBAC), 5.00%, 12/1/24         $   977,980
      1,230        Metropolitan Government of Nashville and
                   Davidson County, (Meharry Medical
                   College), (AMBAC), 6.00%, 12/1/19           1,396,222
------------------------------------------------------------------------
                                                             $ 2,374,202
------------------------------------------------------------------------
Insured-Electric Utilities -- 8.3%
------------------------------------------------------------------------
     $1,000        Lawrenceburg, Electric, (MBIA),
                   6.625%, 7/1/18                            $ 1,214,570
      1,750        Madison County Suburban Utility
                   District, (MBIA), 5.00%, 2/1/19             1,753,045
        500        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                         506,060
        400        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(3)      428,500
------------------------------------------------------------------------
                                                             $ 3,902,175
------------------------------------------------------------------------
Insured-General Obligations -- 9.1%
------------------------------------------------------------------------
     $1,425        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/19                      $   577,752
      2,500        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/20                          955,125
      1,000        Greene County, (FGIC), 5.00%, 6/1/26          988,150
      1,000        Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (FSA),
                   5.00%, 7/1/26                                 981,290
        500        Lincoln County, (FGIC), 5.25%, 4/1/21         527,580
        250        Putnam County, (FGIC), 5.25%, 4/1/20          263,955
------------------------------------------------------------------------
                                                             $ 4,293,852
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Hospital -- 8.1%
------------------------------------------------------------------------
     $  500        Bristol, (Bristol Memorial Hospital),
                   (FGIC), 6.75%, 9/1/10                     $   591,405
        250        Chattanooga, (Memorial Hospital),
                   (MBIA), 6.625%, 9/1/09                        296,925
      1,500        Chattanooga-Hamilton County, (Erlanger
                   Medical Center), (MBIA), 5.00%, 10/1/28     1,458,645
      1,500        Johnson City, Health and Educational
                   Facilities Board, (Johnson City Medical
                   Center), (MBIA), 5.125%, 7/1/25             1,507,305
------------------------------------------------------------------------
                                                             $ 3,854,280
------------------------------------------------------------------------
Insured-Housing -- 2.3%
------------------------------------------------------------------------
     $1,000        Knox County, SCA Realty, MFMR, (FSA),
                   7.125%, 1/1/30                            $ 1,067,500
------------------------------------------------------------------------
                                                             $ 1,067,500
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.6%
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                              $   749,371
        500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(3)(4)          501,435
------------------------------------------------------------------------
                                                             $ 1,250,806
------------------------------------------------------------------------
Insured-Transportation -- 10.3%
------------------------------------------------------------------------
     $1,500        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.00%, 3/1/24              $ 1,601,550
      1,000        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.50%, 2/15/09               1,137,160
      1,825        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36            1,811,842
        300        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/26(4)(5)                                  332,787
------------------------------------------------------------------------
                                                             $ 4,883,339
------------------------------------------------------------------------
Insured-Water and Sewer -- 6.5%
------------------------------------------------------------------------
     $1,000        Clarksville, Water, Sewer and Gas,
                   (FSA), 5.25%, 2/18/18                     $ 1,054,810
      1,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (FGIC),
                   5.20%, 1/1/13                               1,080,430
      2,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (MBIA),
                   0.00%, 5/15/17                                935,100
------------------------------------------------------------------------
                                                             $ 3,070,340
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Miscellaneous -- 0.8%
------------------------------------------------------------------------
     $  390        Knox County, Industrial Development
                   Board Revenue (Melrose Place Ltd.),
                   6.875%, 12/1/14                           $   370,293
------------------------------------------------------------------------
                                                             $   370,293
------------------------------------------------------------------------
Nursing Home -- 2.3%
------------------------------------------------------------------------
     $1,000        Tennessee State Veterans' Homes Board,
                   (Humboldt), 6.65%, 2/1/14                 $ 1,083,330
------------------------------------------------------------------------
                                                             $ 1,083,330
------------------------------------------------------------------------
Pooled Loans -- 1.1%
------------------------------------------------------------------------
     $  500        Tennessee Local Development Authority,
                   State Loan Program, 5.00%, 3/1/15         $   500,050
------------------------------------------------------------------------
                                                             $   500,050
------------------------------------------------------------------------
Water and Sewer -- 2.1%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County Water System,
                   5.125%, 5/15/26                           $   998,680
------------------------------------------------------------------------
                                                             $   998,680
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $44,459,668)                             $46,657,314
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   611,554
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $47,268,868
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 58.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.4% to 29.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Non-income producing security.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 101.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 0.6%
-------------------------------------------------------------------------
     $  750        Virginia College Building Authority,
                   (Hampton University), 5.75%, 4/1/14       $    774,090
-------------------------------------------------------------------------
                                                             $    774,090
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.7%
-------------------------------------------------------------------------
     $1,250        King George County IDA, Lease,
                   Prerefunded to 12/15/02, 7.00%, 12/15/12  $  1,324,762
      1,000        Peninsula Ports Authority of Virginia,
                   (Riverside Health System), Prerefunded
                   to 7/1/02, 6.625%, 7/1/10                    1,037,640
        900        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                     985,068
      1,000        Washington County IDA, (Johnston
                   Memorial Hospital), Prerefunded to
                   7/1/05, 6.00%, 7/1/14                        1,119,420
-------------------------------------------------------------------------
                                                             $  4,466,890
-------------------------------------------------------------------------
General Obligations -- 6.9%
-------------------------------------------------------------------------
     $2,165        Arlington County, 5.25%, 6/1/18(2)        $  2,250,171
        500        Loudoun County, Public Improvements,
                   5.00%, 1/1/21                                  503,640
      2,000        Virginia Public School Authority,
                   5.00%, 8/1/21                                2,011,180
      3,500        Virginia, Public School Authority,
                   5.00%, 8/1/20                                3,529,610
-------------------------------------------------------------------------
                                                             $  8,294,601
-------------------------------------------------------------------------
Hospital -- 3.1%
-------------------------------------------------------------------------
     $1,500        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/14                   $  1,578,990
      2,000        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/15                      2,094,960
-------------------------------------------------------------------------
                                                             $  3,673,950
-------------------------------------------------------------------------
Housing -- 6.2%
-------------------------------------------------------------------------
     $1,000        Alexandria Redevelopment and Housing
                   Authority, MFMR, (Buckingham Village
                   Apartments), (AMT), 5.45%, 7/1/18         $    989,580
      1,250        Fairfax County Redevelopment and Housing
                   Authority MFMR, (FHA), 7.00%, 5/1/26         1,288,900
      2,160        Multifamily Housing Bond Pass Through
                   Certificates of Beneficial Owners,
                   (Prince William County), (AMT),
                   6.00%, 11/1/33                               2,193,545
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
     $1,500        Prince William County IDA, (Melrose
                   Apartments), 5.40%, 1/1/29                $  1,440,390
      1,500        Virginia HDA, SFMR, Variable Rate,
                   7/1/04(1)                                    1,524,375
-------------------------------------------------------------------------
                                                             $  7,436,790
-------------------------------------------------------------------------
Industrial Development Revenue -- 13.2%
-------------------------------------------------------------------------
     $2,500        Bedford County, (Nekoosa Packaging),
                   (AMT), 5.60%, 12/1/25                     $  2,183,050
      2,190        Chesapeake, (Cargill), 5.875%, 3/1/13        2,277,819
      2,500        Giles, (Hoechst Celanese), (AMT),
                   6.45%, 5/1/26                                2,537,775
        500        Giles, (Hoechst Celanese), (AMT),
                   6.625%, 12/1/22                                513,475
      1,500        Isle of Wright County IDA,
                   (International Paper), (AMT),
                   6.60%, 5/1/24                                1,571,520
      2,000        Isle of Wright County IDA, (Union Camp),
                   (AMT), 6.55%, 4/1/24(3)                      2,042,520
      1,000        James City County IDA, (Anheuser Busch),
                   (AMT), 6.00%, 4/1/32                         1,039,140
      1,000        Pennisula Ports Authority Revenue (CSX
                   Transportation), 6.00%, 12/15/12             1,059,860
        770        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                608,138
        980        West Point, (Chesapeake Corp.),
                   6.25%, 3/1/19                                  872,729
      1,435        West Point, (Chesapeake Corp.), (AMT),
                   6.375%, 3/1/19                               1,261,293
-------------------------------------------------------------------------
                                                             $ 15,967,319
-------------------------------------------------------------------------
Insured-Education -- 7.5%
-------------------------------------------------------------------------
     $3,000        Virginia College Building Authority,
                   (Regent University), (MBIA),
                   5.125%, 10/1/31                           $  3,013,620
      5,680        Virginia College Building Authority,
                   (Washington and Lee University), (MBIA),
                   5.25%, 1/1/31                                5,971,327
-------------------------------------------------------------------------
                                                             $  8,984,947
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.9%
-------------------------------------------------------------------------
     $  165        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(4)(5)       $    175,778
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                       1,081,690
      1,000        Puerto Rico Electric Power Authority,
                   RITES, (FSA), Variable Rate,
                   7/1/29(4)(5)                                 1,065,320
-------------------------------------------------------------------------
                                                             $  2,322,788
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 1.7%
-------------------------------------------------------------------------
     $2,065        Powhatan County, (AMBAC), 5.00%, 1/15/27  $  2,060,498
-------------------------------------------------------------------------
                                                             $  2,060,498
-------------------------------------------------------------------------
Insured-Hospital -- 7.5%
-------------------------------------------------------------------------
     $1,500        Henrico County, (Bon Secour Health
                   Systems), (MBIA), 6.25%, 8/15/20          $  1,751,190
      5,000        Virginia Beach, (Virginia Beach Memorial
                   Hospital), (AMBAC), 5.125%, 2/15/18          5,205,200
      1,800        Winchester IDA, (Winchester Medical
                   Center), (AMBAC), Variable Rate,
                   1/21/14(1)                                   2,130,750
-------------------------------------------------------------------------
                                                             $  9,087,140
-------------------------------------------------------------------------
Insured-Housing -- 1.7%
-------------------------------------------------------------------------
     $2,000        Virginia HDA, (MBIA), 5.375%, 7/1/36      $  2,027,700
-------------------------------------------------------------------------
                                                             $  2,027,700
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
-------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, (FSA), Variable Rate,
                   7/1/27(4)(5)                              $  1,070,530
-------------------------------------------------------------------------
                                                             $  1,070,530
-------------------------------------------------------------------------
Insured-Transportation -- 16.2%
-------------------------------------------------------------------------
     $5,000        Chesapeake Bay Bridge and Tunnel
                   Commission District, (General
                   Resolution), (MBIA), 5.50%, 7/1/25        $  5,425,050
      3,255        Metro Washington, DC, Authority Airport
                   System, (MBIA), (AMT), 5.50%, 10/1/27        3,335,724
      2,000        Norfolk Airport Authority, (FGIC),
                   5.125%, 7/1/31                               2,008,860
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.00%, 7/1/32                996,830
      2,100        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38             1,993,803
      1,750        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/36             1,737,382
      3,900        Richmond, Metropolitan Authority
                   Expressway, (FGIC), 5.25%, 7/15/22(6)        4,064,892
-------------------------------------------------------------------------
                                                             $ 19,562,541
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer -- 11.9%
-------------------------------------------------------------------------
     $1,000        Henry County, Public Service Authority,
                   Water and Sewer, (FSA), 5.50%, 11/15/19   $  1,089,700
      4,950        Loudoun County, Sanitation Authority,
                   Water and Sewer, (MBIA), 4.75%, 1/1/30       4,711,212
      1,500        Norfolk Water Authority, (MBIA),
                   5.90%, 11/1/25                               1,608,195
      3,395        Spotsylvania County, Water and Sewer,
                   (FSA), 4.75%, 6/1/32                         3,238,151
      1,000        Upper Occoquan Sewage Authority, (MBIA),
                   5.15%, 7/1/20                                1,045,420
      2,500        Virginia Resource Authority, (MBIA),
                   5.50%, 5/1/26                                2,621,950
-------------------------------------------------------------------------
                                                             $ 14,314,628
-------------------------------------------------------------------------
Solid Waste -- 1.9%
-------------------------------------------------------------------------
     $2,250        Southeastern Public Service Authority,
                   Solid Waste Systems, (AMT),
                   6.00%, 7/1/13                             $  2,301,953
-------------------------------------------------------------------------
                                                             $  2,301,953
-------------------------------------------------------------------------
Special Tax Revenue -- 3.7%
-------------------------------------------------------------------------
     $1,500        Dulles Community Development Authority,
                   (Dulles Town Center), 6.25%, 3/1/26       $  1,480,725
      1,800        Heritage Hunt Community Development
                   Authority, 6.85%, 3/1/19                     1,879,200
      1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(4)(5)      1,154,830
-------------------------------------------------------------------------
                                                             $  4,514,755
-------------------------------------------------------------------------
Transportation -- 6.9%
-------------------------------------------------------------------------
     $1,390        Peninsula Airport Commission, (AMT),
                   5.50%, 7/15/21                            $  1,418,801
      1,250        Virginia Port Authority, (AMT),
                   5.90%, 7/1/16                                1,319,425
      1,000        Virginia Transportation Board, (Northern
                   Virginia Transportation District
                   Program), 5.00%, 5/15/26                       997,830
      1,000        Virginia Transportation Board, U.S.
                   Route 28, Variable Rate, 4/1/18(1)           1,048,550
      3,500        Virginia Transportation Board, U.S.
                   Route 58 Corridor, 5.125%, 5/15/19           3,569,895
-------------------------------------------------------------------------
                                                             $  8,354,501
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF FEBRUARY 28, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 6.4%
-------------------------------------------------------------------------
     $4,250        Fairfax County Water Authority,
                   5.00%, 4/1/21(2)                          $  4,336,573
      1,000        Fairfax County Water Authority, Variable
                   Rate, 4/1/29(1)(4)                           1,003,930
      1,750        Virginia Resource Authority, Clean
                   Water, (Revolving Fund),
                   5.625%, 10/1/22                              1,855,018
        500        Virginia Resource Authority, Water and
                   Sewer System, (Caroline County Public
                   Improvements), 5.00%, 5/1/26                   498,920
-------------------------------------------------------------------------
                                                             $  7,694,441
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 101.9%
   (identified cost $116,807,157)                            $122,910,062
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.9)%                     $ (2,340,276)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $120,569,786
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2002, 49.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 29.6% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5)  Security has been issued as a leveraged inverse floater bond.
 (6)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                      ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $58,425,870        $37,949,902         $58,374,256        $70,492,264
   Unrealized appreciation                 3,204,725          1,919,398           1,670,299          1,701,502
------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $61,630,595        $39,869,300         $60,044,555        $72,193,766
------------------------------------------------------------------------------------------------------------------
Cash                                     $   720,854        $        --         $        --        $   425,321
Receivable for investments sold                   --          1,020,000                  --                 --
Interest receivable                          738,744            573,332             817,314            937,296
Receivable for daily variation
   margin on open financial futures
   contracts                                  18,396                 --              13,042             14,315
Prepaid expenses                                 297                201                 301                379
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $63,108,886        $41,462,833         $60,875,212        $73,571,077
------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------
Due to bank                              $        --        $    25,240         $     4,385        $        --
Payable to affiliate for Trustees'
   fees                                          300                300                 300                300
Accrued expenses                              19,532             17,264              18,876             20,372
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    19,832        $    42,804         $    23,561        $    20,672
------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $63,089,054        $41,420,029         $60,851,651        $73,550,405
------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $59,898,568        $39,500,631         $59,168,102        $71,874,390
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        3,190,486          1,919,398           1,683,549          1,676,015
------------------------------------------------------------------------------------------------------------------
TOTAL                                    $63,089,054        $41,420,029         $60,851,651        $73,550,405
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $28,630,098         $82,328,591         $52,103,347            $89,730,962
   Unrealized appreciation
      (depreciation)                        1,398,269             (20,029)          3,311,915              5,279,115
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $30,028,367         $82,308,562         $55,415,262            $95,010,077
---------------------------------------------------------------------------------------------------------------------------
Cash                                      $   768,237         $   448,291         $   311,213            $   209,441
Receivable for investments sold                55,079                  --              45,000                     --
Interest receivable                           386,867             997,063             701,107              1,088,334
Receivable for daily variation
   margin on open financial futures
   contracts                                    9,625              17,062              11,411                 23,250
Prepaid expenses                                  140                 386                 260                    452
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $31,248,315         $83,771,364         $56,484,253            $96,331,554
---------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for open swap contracts           $        --         $        --         $        --            $    42,441
Payable for when-issued securities          1,430,310                  --                  --                     --
Payable to affiliate for Trustees'
   fees                                           113                 495                 229                    525
Accrued expenses                               16,505              19,695              19,299                 22,262
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $ 1,446,928         $    20,190         $    19,528            $    65,228
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $29,801,387         $83,751,174         $56,464,725            $96,266,326
---------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $28,410,505         $83,842,073         $53,141,217            $91,018,794
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                1,390,882             (90,899)          3,323,508              5,247,532
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $29,801,387         $83,751,174         $56,464,725            $96,266,326
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2002

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                      $79,538,927           $40,006,416             $44,459,668         $116,807,157
   Unrealized appreciation                3,412,154             1,856,979               2,197,646            6,102,905
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                   $82,951,081           $41,863,395             $46,657,314         $122,910,062
-------------------------------------------------------------------------------------------------------------------------
Cash                                    $        --           $   895,802             $     9,683         $     82,898
Receivable for investments sold              60,000                    --                      --                   --
Interest receivable                       1,007,478               623,770                 610,864            1,736,664
Receivable for daily variation
   margin on open financial futures
   contracts                                     --                14,229                   9,224               26,794
Prepaid expenses                                386                   180                     221                  571
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            $84,018,945           $43,397,376             $47,287,306         $124,756,989
-------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased       $ 1,537,836           $   754,914             $        --         $         --
Demand note payable                         100,000                    --                      --                   --
Payable for open swap contracts                  --                    --                      --               63,662
Payable for when-issued securities               --               982,780                      --            4,099,976
Due to bank                                  75,594                    --                      --                   --
Payable to affiliate for Trustees'
   fees                                         512                   375                     885                  600
Accrued expenses                             21,656                16,481                  17,553               22,965
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                       $ 1,735,598           $ 1,754,550             $    18,438         $  4,187,203
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                $82,283,347           $41,642,826             $47,268,868         $120,569,786
-------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals        $78,871,193           $39,782,670             $45,061,848         $114,524,444
Net unrealized appreciation
   (computed on the basis of
   identified cost)                       3,412,154             1,860,156               2,207,020            6,045,342
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                   $82,283,347           $41,642,826             $47,268,868         $120,569,786
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                      ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                                 $1,772,115          $1,211,090         $ 1,824,774        $ 2,185,836
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,772,115          $1,211,090         $ 1,824,774        $ 2,185,836
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $  100,101          $   51,472         $    98,561        $   133,527
Trustees fees and expenses                    3,947               1,233               3,948              3,948
Legal and accounting services                15,669              15,155              19,187             16,683
Custodian fee                                13,490              14,080              18,701             12,961
Miscellaneous                                 4,447               2,644               2,814              3,467
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  137,654          $   84,584         $   143,211        $   170,586
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $       --          $    2,232         $     3,310        $     7,641
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $       --          $    2,232         $     3,310        $     7,641
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  137,654          $   82,352         $   139,901        $   162,945
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $1,634,461          $1,128,738         $ 1,684,873        $ 2,022,891
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   19,469          $  317,913         $   483,103        $   249,671
   Financial futures contracts              (26,698)                 --             (30,874)           (11,958)
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $   (7,229)         $  317,913         $   452,229        $   237,713
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $ (904,511)         $ (881,486)        $(1,704,952)       $(1,725,087)
   Financial futures contracts              (13,664)                 --              20,440            (24,848)
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $ (918,175)         $ (881,486)        $(1,684,512)       $(1,749,935)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $ (925,404)         $ (563,573)        $(1,232,283)       $(1,512,222)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  709,057          $  565,165         $   452,590        $   510,669
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------
Interest                                   $ 845,180          $ 2,303,169         $ 1,707,379            $ 2,783,691
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                    $ 845,180          $ 2,303,169         $ 1,707,379            $ 2,783,691
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                     $  30,051          $   145,197         $    88,369            $   181,412
Trustees fees and expenses                       253                4,091                 726                  4,113
Legal and accounting services                 13,398               16,612              11,712                 17,650
Custodian fee                                 13,703               25,459              18,313                 31,994
Miscellaneous                                  2,702                3,330               3,170                  3,332
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $  60,107          $   194,689         $   122,290            $   238,501
---------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee              $   3,738          $     7,087         $     4,168            $     5,938
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                   $   3,738          $     7,087         $     4,168            $     5,938
---------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                               $  56,369          $   187,602         $   118,122            $   232,563
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 788,811          $ 2,115,567         $ 1,589,257            $ 2,551,128
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)              $  (7,217)         $   280,806         $    59,088            $ 1,064,082
   Financial futures contracts                10,980               49,761             (28,681)                (2,031)
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                          $   3,763          $   330,567         $    30,407            $ 1,062,051
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                               $(402,546)         $(1,226,718)        $(1,183,299)           $(2,918,979)
   Financial futures contracts                (3,610)             (70,231)             18,783                 19,711
   Interest rate swap contracts                   --                   --                  --                (24,070)
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)             $(406,156)         $(1,296,949)        $(1,164,516)           $(2,923,338)
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(402,393)         $  (966,382)        $(1,134,109)           $(1,861,287)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $ 386,418          $ 1,149,185         $   455,148            $   689,841
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                $ 2,434,334            $1,178,726             $1,318,474          $ 3,433,629
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $ 2,434,334            $1,178,726             $1,318,474          $ 3,433,629
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   148,032            $   47,962             $   62,492          $   233,689
Trustees fees and expenses                    1,009                   613                  1,025                5,383
Legal and accounting services                15,046                14,782                 13,000               17,761
Custodian fee                                22,288                14,891                 15,105               26,198
Miscellaneous                                 3,855                 2,241                  2,362                2,970
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $   190,230            $   80,489             $   93,984          $   286,001
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee           $     4,455            $    4,776             $    6,439          $     6,062
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $     4,455            $    4,776             $    6,439          $     6,062
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                            $   185,775            $   75,713             $   87,545          $   279,939
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $ 2,248,559            $1,103,013             $1,230,929          $ 3,153,690
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $   350,488            $    7,643             $  221,565          $ 1,525,777
   Financial futures contracts                   --                 4,551                (21,813)              (4,124)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                       $   350,488            $   12,194             $  199,752          $ 1,521,653
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $(1,428,685)           $ (554,245)            $ (855,995)         $(3,206,750)
   Financial futures contracts                   --                 4,092                 14,603               20,683
   Interest rate swap contracts                  --                    --                     --              (36,105)
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $(1,428,685)           $ (550,153)            $ (841,392)         $(3,222,172)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS        $(1,078,197)           $ (537,959)            $ (641,640)         $(1,700,519)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 1,170,362            $  565,054             $  589,289          $ 1,453,171
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

INCREASE (DECREASE) IN NET ASSETS     ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,634,461        $ 1,128,738         $ 1,684,873        $ 2,022,891
   Net realized gain (loss)                   (7,229)           317,913             452,229            237,713
   Net change in unrealized
      appreciation (depreciation)           (918,175)          (881,486)         (1,684,512)        (1,749,935)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   709,057        $   565,165         $   452,590        $   510,669
------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 2,966,724        $ 1,723,579         $ 1,708,280        $ 1,629,204
   Withdrawals                            (4,857,975)        (3,530,691)         (4,981,722)        (8,410,530)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(1,891,251)       $(1,807,112)        $(3,273,442)       $(6,781,326)
------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,182,194)       $(1,241,947)        $(2,820,852)       $(6,270,657)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of period                   $64,271,248        $42,661,976         $63,672,503        $79,821,062
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $63,089,054        $41,420,029         $60,851,651        $73,550,405
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

INCREASE (DECREASE) IN NET ASSETS     LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $   788,811         $ 2,115,567         $ 1,589,257            $  2,551,128
   Net realized gain                            3,763             330,567              30,407               1,062,051
   Net change in unrealized
      appreciation (depreciation)            (406,156)         (1,296,949)         (1,164,516)             (2,923,338)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   386,418         $ 1,149,185         $   455,148            $    689,841
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 2,070,235         $ 5,890,167         $ 2,900,912            $  2,391,609
   Withdrawals                             (1,810,225)         (6,085,239)         (4,439,727)             (7,839,672)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS       $   260,010         $  (195,072)        $(1,538,815)           $ (5,448,063)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   646,428         $   954,113         $(1,083,667)           $ (4,758,222)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                    $29,154,959         $82,797,061         $57,548,392            $101,024,548
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $29,801,387         $83,751,174         $56,464,725            $ 96,266,326
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002

INCREASE (DECREASE) IN NET ASSETS     OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $ 2,248,559           $ 1,103,013             $ 1,230,929         $  3,153,690
   Net realized gain                        350,488                12,194                 199,752            1,521,653
   Net change in unrealized
      appreciation (depreciation)        (1,428,685)             (550,153)               (841,392)          (3,222,172)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 1,170,362           $   565,054             $   589,289         $  1,453,171
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $ 4,160,076           $ 3,418,776             $ 2,588,637         $  6,003,774
   Withdrawals                           (6,998,229)           (2,162,457)             (3,278,033)          (8,990,224)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $(2,838,153)          $ 1,256,319             $  (689,396)        $ (2,986,450)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $(1,667,791)          $ 1,821,373             $  (100,107)        $ (1,533,279)
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                  $83,951,138           $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                        $82,283,347           $41,642,826             $47,268,868         $120,569,786
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  3,429,918        $ 2,291,222        $  3,439,559        $  4,131,727
   Net realized gain (loss)                  289,092             (7,330)            (31,213)            528,829
   Net change in unrealized
      appreciation (depreciation)          3,376,827          1,890,452           3,152,295           2,698,559
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,095,837        $ 4,174,344        $  6,560,641        $  7,359,115
------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  5,097,055        $ 2,754,558        $  5,977,345        $  5,961,143
   Withdrawals                           (14,575,028)        (6,500,149)        (11,932,414)        (15,207,018)
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                 $ (9,477,973)       $(3,745,591)       $ (5,955,069)       $ (9,245,875)
------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                               $ (2,382,136)       $   428,753        $    605,572        $ (1,886,760)
------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 66,653,384        $42,233,223        $ 63,066,931        $ 81,707,822
------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $ 1,482,541         $  4,340,685        $  3,244,927           $  5,477,870
   Net realized gain (loss)                  (162,158)            (392,872)           (249,932)             1,120,727
   Net change in unrealized
      appreciation (depreciation)           1,874,088            4,722,053           3,519,540              3,116,946
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 3,194,471         $  8,669,866        $  6,514,535           $  9,715,543
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,177,070         $  7,851,478        $  2,439,532           $  6,182,745
   Withdrawals                             (5,657,619)         (15,400,145)        (10,332,252)           (25,366,864)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $(2,480,549)        $ (7,548,667)       $ (7,892,720)          $(19,184,119)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                 $   713,922         $  1,121,199        $ (1,378,185)          $ (9,468,576)
---------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------
At beginning of year                      $28,441,037         $ 81,675,862        $ 58,926,577           $110,493,124
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $29,154,959         $ 82,797,061        $ 57,548,392           $101,024,548
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2001

INCREASE (DECREASE) IN NET ASSETS     OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                $  4,511,484          $ 2,022,648             $ 2,448,483         $  6,200,845
   Net realized gain (loss)                 (294,985)            (228,422)                221,699           (1,340,966)
   Net change in unrealized
      appreciation (depreciation)          3,277,277            2,245,484               1,811,652            7,495,393
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $  7,493,776          $ 4,039,710             $ 4,481,834         $ 12,355,272
-------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                        $  6,075,017          $ 6,904,211             $ 5,334,316         $ 11,959,187
   Withdrawals                           (13,330,088)          (6,192,197)             (7,462,352)         (17,987,452)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS     $ (7,255,071)         $   712,014             $(2,128,036)        $ (6,028,265)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS              $    238,705          $ 4,751,724             $ 2,353,798         $  6,327,007
-------------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------------
At beginning of year                    $ 83,712,433          $35,069,729             $45,015,177         $115,776,058
-------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                          $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                ALABAMA PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ---------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.44%(2)        0.46%       0.49%       0.46%       0.49%        0.50%
   Expenses after custodian
      fee reduction                       0.44%(2)        0.44%       0.48%       0.45%       0.47%        0.49%
   Net investment income                  5.24%(2)        5.31%       5.57%       5.18%       5.21%        5.47%
Portfolio Turnover                           3%             14%          8%         23%         23%          23%
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.15%             --          --          --          --           --
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $63,089         $64,271     $66,653     $82,141     $94,777     $102,356
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               ARKANSAS PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.41%(2)        0.39%       0.46%       0.45%       0.44%       0.49%
   Expenses after custodian
      fee reduction                       0.40%(2)        0.37%       0.45%       0.43%       0.43%       0.48%
   Net investment income                  5.44%(2)        5.48%       5.65%       5.25%       5.22%       5.40%
Portfolio Turnover                          10%              9%         14%         24%         13%         17%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.49%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,420         $42,662     $42,233     $50,491     $56,255     $62,686
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.42% to 5.44%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                GEORGIA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.47%(2)        0.45%       0.49%       0.46%       0.48%       0.49%
   Expenses after custodian
      fee reduction                       0.46%(2)        0.42%       0.47%       0.42%       0.47%       0.47%
   Net investment income                  5.53%(2)        5.47%       5.69%       5.31%       5.29%       5.55%
Portfolio Turnover                           9%              8%         13%         38%         19%         13%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.82%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $60,852         $63,673     $63,067     $71,220     $87,251     $95,162
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.51% to 5.53%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                KENTUCKY PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.45%(2)        0.48%       0.52%       0.49%        0.49%        0.51%
   Expenses after custodian
      fee reduction                       0.43%(2)        0.44%       0.50%       0.47%        0.48%        0.48%
   Net investment income                  5.29%(2)        5.17%       5.75%       5.36%        5.38%        5.56%
Portfolio Turnover                           5%             15%         11%         11%          15%          28%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.74%             --          --          --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $73,550         $79,821     $81,708     $97,762     $112,635     $123,110
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.29%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               LOUISIANA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.41%(2)        0.43%       0.39%       0.37%       0.39%       0.40%
   Expenses after custodian
      fee reduction                       0.39%(2)        0.40%       0.35%       0.34%       0.34%       0.38%
   Net investment income                  5.42%(2)        5.28%       5.63%       5.16%       5.25%       5.85%
Portfolio Turnover                           6%             14%         14%         20%         43%         27%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.37%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $29,801         $29,155     $28,441     $32,668     $36,510     $34,432
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.26% to 5.42%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                MARYLAND PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.46%(2)        0.47%       0.51%       0.49%        0.48%        0.48%
   Expenses after custodian
      fee reduction                       0.44%(2)        0.42%       0.49%       0.46%        0.44%        0.45%
   Net investment income                  5.17%(2)        5.30%       5.18%       5.05%        5.11%        5.38%
Portfolio Turnover                          18%             18%          9%         31%          30%          30%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.40%             --          --          --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $83,751         $82,797     $81,676     $95,223     $105,152     $107,401
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               MISSOURI PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.43%(2)        0.45%       0.49%       0.46%       0.47%       0.47%
   Expenses after custodian
      fee reduction                       0.42%(2)        0.43%       0.48%       0.44%       0.45%       0.46%
   Net investment income                  5.62%(2)        5.65%       5.80%       5.28%       5.31%       5.52%
Portfolio Turnover                           4%              8%          8%         21%         11%          5%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.81%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $56,465         $57,548     $58,927     $68,264     $74,398     $79,882
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.61% to 5.62%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               NORTH CAROLINA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.49%(2)         0.49%        0.52%        0.50%        0.51%        0.52%
   Expenses after custodian
      fee reduction                       0.48%(2)         0.46%        0.49%        0.49%        0.48%        0.50%
   Net investment income                  5.28%(2)         5.34%        5.66%        5.24%        5.31%        5.53%
Portfolio Turnover                          16%              28%          17%           3%          26%          42%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           0.82%              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $96,266         $101,025     $110,493     $129,330     $152,930     $167,571
--------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 OREGON PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                       YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    ----------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998         1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.46%(2)        0.48%       0.51%       0.48%        0.48%        0.56%
   Expenses after custodian
      fee reduction                       0.45%(2)        0.47%       0.50%       0.47%        0.48%        0.55%
   Net investment income                  5.50%(2)        5.45%       5.63%       5.27%        5.28%        5.46%
Portfolio Turnover                           7%             13%         25%         35%           9%          22%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.51%             --          --          --           --           --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $82,283         $83,951     $83,712     $94,317     $103,755     $113,693
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.47% to 5.50%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            SOUTH CAROLINA PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.40%(2)        0.39%       0.44%       0.43%       0.44%       0.51%
   Expenses after custodian
      fee reduction                       0.38%(2)        0.34%       0.42%       0.40%       0.43%       0.50%
   Net investment income                  5.52%(2)        5.56%       5.77%       5.33%       5.37%       5.59%
Portfolio Turnover                           2%             21%         12%         26%         21%          8%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.45%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $41,643         $39,821     $35,070     $44,833     $50,117     $53,970
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.48% to 5.52%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               TENNESSEE PORTFOLIO
                                  -----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    --------------------------------------------------------
                                  (UNAUDITED)(1)         2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.41%(2)        0.41%       0.44%       0.42%       0.44%       0.43%
   Expenses after custodian
      fee reduction                       0.38%(2)        0.37%       0.42%       0.41%       0.42%       0.42%
   Net investment income                  5.31%(2)        5.39%       5.61%       5.23%       5.20%       5.48%
Portfolio Turnover                          11%             11%          9%         13%         21%          3%
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.35%             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $47,269         $47,369     $45,015     $49,407     $53,709     $54,162
---------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                  VIRGINIA PORTFOLIO
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2002    -------------------------------------------------------------
                                  (UNAUDITED)(1)         2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.45%(2)         0.49%        0.54%        0.50%        0.52%        0.52%
   Expenses after custodian
      fee reduction                       0.44%(2)         0.47%        0.53%        0.48%        0.50%        0.49%
   Net investment income                  5.32%(2)         5.28%        5.61%        5.26%        5.27%        5.53%
Portfolio Turnover                          19%              39%          23%          17%           8%          25%
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           1.26%              --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $120,570         $122,103     $115,776     $137,624     $151,257     $161,658
--------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 5.31% to 5.32%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective September 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to September 1, 2001, the Portfolios amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of August 31, 2001, based on securities held by the Portfolios as of that date:

                                              INCREASE IN   DECREASE IN
                                                COST OF    NET UNREALIZED
    PORTFOLIO                                 SECURITIES    APPRECIATION
    ---------------------------------------------------------------------
    Alabama                                    $  6,668      $  (6,668)
    Arkansas                                     27,237        (27,237)
    Georgia                                      63,024        (63,024)
    Kentucky                                     20,056        (20,056)
    Louisiana                                   195,353       (195,353)
    Maryland                                     11,981        (11,981)
    Missouri                                     16,133        (16,133)
    North Carolina                               52,943        (52,943)
    Oregon                                       90,485        (90,485)
    South Carolina                               53,993        (53,993)
    Tennessee                                     1,442         (1,442)
    Virginia                                     23,488        (23,488)

   The effect of this change for the six months ended February 28, 2002 was to increase net investment income, increase (decrease) net realized gain (loss), and increase (decrease) net unrealized appreciation (depreciation) by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME          GAIN       APPRECIATION
    --------------------------------------------------------------------------------------
    Alabama                                      $ 1,539        $   (13)       $ (1,526)
    Arkansas                                       2,441         (8,189)          5,748
    Georgia                                        3,706         (3,258)           (448)
    Kentucky                                       7,582             --          (7,582)
    Louisiana                                     22,841            (89)        (22,752)
    Maryland                                       1,819           (543)         (1,276)
    Missouri                                       1,598             --          (1,598)
    North Carolina                                 6,287         (4,670)         (1,617)
    Oregon                                        11,946           (526)        (11,420)
    South Carolina                                 6,950             --          (6,950)
    Tennessee                                        310           (108)           (202)
    Virginia                                       5,947         (2,600)         (3,347)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   February 28, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended February 28, 2002, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Alabama                                   $100,101            0.32%
    Arkansas                                    51,472            0.25%
    Georgia                                     98,561            0.32%
    Kentucky                                   133,527            0.35%
    Louisiana                                   30,051            0.21%
    Maryland                                   145,197            0.36%
    Missouri                                    88,369            0.31%
    North Carolina                             181,412            0.38%
    Oregon                                     148,032            0.36%
    South Carolina                              47,962            0.24%
    Tennessee                                   62,492            0.27%
    Virginia                                   233,689            0.39%

 *    Advisory fees paid as a percentage of average daily net assets
      (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended February 28, 2002, were as follows:

    ALABAMA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,709,998
    Sales                                       2,665,596

    ARKANSAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,278,488
    Sales                                       5,867,240

    GEORGIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,710,868
    Sales                                       9,006,372

    KENTUCKY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,676,894
    Sales                                       7,857,290

    LOUISIANA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,595,817
    Sales                                       1,773,475

    MARYLAND PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,956,531
    Sales                                      14,808,579

    MISSOURI PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,033,618
    Sales                                       2,263,776

    NORTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $14,933,023
    Sales                                      18,056,754

    OREGON PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 6,724,598
    Sales                                       5,324,432

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    SOUTH CAROLINA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,761,272
    Sales                                         994,274
    TENNESSEE PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,805,545
    Sales                                       4,908,678
    VIRGINIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,708,442
    Sales                                      22,642,356

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at February 28, 2002, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,417,676
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,546,642
    Gross unrealized depreciation                 (333,723)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,212,919
    ------------------------------------------------------

    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 37,928,413
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,256,236
    Gross unrealized depreciation                 (315,349)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,940,887
    ------------------------------------------------------

    GEORGIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 58,315,280
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,840,711
    Gross unrealized depreciation               (2,111,436)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,729,275
    ------------------------------------------------------

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 70,464,626
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,066,949
    Gross unrealized depreciation               (3,337,809)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,729,140
    ------------------------------------------------------

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,411,993
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,695,132
    Gross unrealized depreciation                  (78,758)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,616,374
    ------------------------------------------------------

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 82,337,717
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,329,459
    Gross unrealized depreciation               (4,358,614)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $    (29,155)
    ------------------------------------------------------

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 52,085,616
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,070,123
    Gross unrealized depreciation                 (740,477)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,329,646
    ------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 89,676,403
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,352,710
    Gross unrealized depreciation               (1,019,036)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,333,674
    ------------------------------------------------------

    OREGON PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 79,437,022
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,867,615
    Gross unrealized depreciation                 (353,556)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,514,059
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF FEBRUARY 28, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 39,945,473
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,229,040
    Gross unrealized depreciation                 (311,118)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,917,922
    ------------------------------------------------------

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 44,458,024
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,481,643
    Gross unrealized depreciation                 (282,353)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,199,290
    ------------------------------------------------------
    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $116,780,322
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,873,318
    Gross unrealized depreciation                 (743,578)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,129,740
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 2002, the Oregon Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended February 28, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at February 28, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Alabama                         3/02        28 U.S. Treasury Bond     Short          $(14,239)
    ------------------------------------------------------------------------------------------------
    Georgia                         6/02        32 U.S. Treasury Bond     Short          $ 13,250
    ------------------------------------------------------------------------------------------------
    Kentucky                        3/02        30 U.S. Treasury Bond     Short          $(25,487)
    ------------------------------------------------------------------------------------------------
    Louisiana                       3/02        14 Municipal Bond         Short          $ (8,834)
                                    6/02        14 U.S. Treasury Bond     Short          $  1,447
    ------------------------------------------------------------------------------------------------
    Maryland                        3/02        42 U.S. Treasury Bond     Short          $(70,870)
    ------------------------------------------------------------------------------------------------
    Missouri                        6/02        28 U.S. Treasury Bond     Short          $ 11,593
    ------------------------------------------------------------------------------------------------
    North Carolina                  6/02        35 Municipal Bond         Short          $  7,447
                                    6/02        33 U.S. Treasury Bond     Short          $  3,411
    ------------------------------------------------------------------------------------------------
    South Carolina                  6/02        36 U.S. Treasury Bond     Short          $  3,177
    ------------------------------------------------------------------------------------------------
    Tennessee                       6/02        23 U.S. Treasury Bond     Short          $  9,374
    ------------------------------------------------------------------------------------------------
    Virginia                        6/02        59 U.S. Treasury Bond     Short          $  6,099

   At February 28, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

   At February 28, 2002, the North Carolina Portfolio and Virginia Portfolio have entered into interest rate swap agreements with Morgan Stanley Capital Services, Inc. whereby the Portfolios make semi-annual payments at a fixed rate equal to 4.768% on the notional amount of $2,000,000 and $3,000,000, respectively. In exchange, the Portfolios receive semi-annual floating payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amount. The value of the contracts, which terminate May 1, 2022, are recorded as a payable for open swap contracts of $42,441 and $63,662, respectively, on February 28, 2002.

EATON VANCE MUNICIPALS FUNDS AS OF FEBRUARY 28, 2002

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of South Carolina
Municipals Portfolio

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Alabama, Kentucky, and Maryland
Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio Manager
of Louisiana, North Carolina,
and Virginia Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager
of Georgia, Missouri, and Tennessee
Municipals Portfolios

Thomas M. Metzold
Vice President and Portfolio Manager
of Arkansas and Oregon Municipals
Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122




EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------




445-4/02                                                              12MUNISRC